UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2009

Structured Domestic Equity Funds
Balanced Fund
Structured Large Cap Growth Fund
Structured Large Cap Value Fund
Structured Small Cap Equity Fund
Structured Small Cap Growth Fund
Structured Small Cap Value Fund
Structured U.S. Equity Fund

Goldman Sachs Structured Domestic Equity Funds

■	BALANCED FUND

■	STRUCTURED LARGE CAP GROWTH FUND

■	STRUCTURED LARGE CAP VALUE FUND

■	STRUCTURED SMALL CAP EQUITY FUND

■	STRUCTURED SMALL CAP GROWTH FUND

■	STRUCTURED SMALL CAP VALUE FUND

■	STRUCTURED U.S. EQUITY FUND

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Investment Process	5
Portfolio Review and Results	13
Schedules of Investments	43
Financial Statements	88
Notes to Financial Statements	96
Financial Highlights	118
Other Information	132

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs Balanced Fund invests in equity investments considered to have capital appreciation and/or dividend-paying ability and invests in fixed income securities. The Fund’s equity investments will be subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign securities may be more volatile than investments in U.S. securities and will be subject to fluctuation and sudden economic and political developments. Investments in fixed income securities are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. The Fund’s balanced objective seeks to reduce the volatility associated with investing in a single market. There is no guarantee however, that market cycles will move in opposition to one another or that a balanced investment program will successfully reduce volatility.

The Goldman Sachs Structured Large Cap Growth Fund invests primarily in a broadly diversified portfolio of equity investments in large-capitalization U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments.

The Goldman Sachs Structured Large Cap Value Fund invests primarily in a broadly diversified portfolio of equity investments in large-capitalization U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments.

The Goldman Sachs Structured Small Cap Equity Fund invests primarily in a broadly diversified portfolio of equity investments in small-capitalization U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of smaller companies are often more volatile and less liquid and present greater risks than stocks of larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments.

The Goldman Sachs Structured Small Cap Growth Fund invests primarily in a broadly diversified portfolio of small-capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of smaller companies are often more volatile and less liquid and present greater risks than stocks of larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The Goldman Sachs Structured Small Cap Value Fund invests primarily in a broadly diversified portfolio of small-capitalization U.S. equity investments. The Fund’s equity investments are subject to market risk, which means that the

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Stocks of smaller companies are often more volatile and less liquid and present greater risks than stocks of larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

The Goldman Sachs Structured U.S. Equity Fund invests primarily in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/ or general economic conditions. The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Foreign and emerging market securities may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments.

PORTFOLIO REVIEW

Goldman Sachs Structured Domestic Equity Funds

Market Review

The financial markets experienced unprecedented levels of distress during the six-month period ended April 30, 2009. Credit spreads1 widened dramatically and volatility increased, driving many investors to the sidelines. By the end of 2008, U.S. equity markets had declined more than 35% on average, and the markets continued to struggle in early 2009 as persistently weak conditions delayed an economic recovery. Major retailers and automakers warned of additional sales and profit declines. Shares of large banks fell sharply through the beginning of March on speculation the government would nationalize some of the most troubled financial institutions.

The U.S. economy remained in recession, contracting at an annualized rate of 6.1% in the first quarter of 2009. Home prices2 continued to decline. By the end of February, home prices were down more than 30% from their 2006 peak and were close to their level of late 2003. Meanwhile, the U.S. unemployment rate climbed from 6.6% at the beginning of the period to 8.9% in April — its highest level in more than 25 years. First-quarter consumer spending increased, rising to an annualized rate of 2.2% after plunging 4.3% in the fourth quarter of 2008.

In March, the Federal Reserve Board (the “Fed”) and the U.S. Treasury launched the Term Asset-Backed Securities Loan Facility (“TALF”), which was designed to provide up to $200 billion in financing for the issuance of asset-backed securities collateralized by loans. The Fed also announced the Public-Private Investment Program for the purchase of $500 billion of legacy assets from the balance sheets of financial institutions. In addition, it said that by the end of 2009, it would purchase up to $1.25 trillion in direct obligations of the government-sponsored enterprises, Fannie Mae, Freddie Mac and the Federal Home Loan Banks.

During January, the Federal Reserve Bank of New York (the “New York Fed”) began buying up to $500 billion in agency mortgage-backed securities on behalf of the Fed, an effort slated for completion by the end of the second quarter of 2009. In March, the New York Fed also said it would purchase up to $300 billion in Treasury debt by autumn 2009.

Equity Markets

During the six-month period, small cap stocks modestly outperformed large cap stocks. The Russell 2000 Index, which measures the small cap universe, declined −8.40%, while the S&P 500 Index, a measure of large cap stocks, dropped −8.53%. Much of the loss in both sectors was attributable to the financials sector’s troubles.

Across the capitalization spectrum, growth-oriented stocks significantly outperformed value-oriented stocks, largely on the strength of industrial stocks. The Russell 1000 Value Index, measuring large cap value stocks, declined 13.27% during the six-month period ended April 30, 2009, significantly underperforming the Russell 1000 Growth Index, which was down 1.52%. Within the small cap segment of the equity market, returns were similar. The Russell 2000 Value Index declined −13.91% for the six-month period, while the Russell 2000 Growth Index fell a more modest 3.77%.

1	Credit spread is the difference between the yield on the debt securities of a particular corporate or sovereign bond (or a class of bonds with a specified credit rating) and the yield of similar maturity U.S. Treasury debt securities.

2	As measured by the S&P/Case-Shiller 20-City Composite Home Price Index.

PORTFOLIO REVIEW

Fixed Income Markets

The Fed cut the targeted federal funds rate from 1% to a range of between 0% and 0.25% in mid-December 2008 and began to pursue unconventional approaches to ease the strain on the credit markets, such as making verbal commitments to maintain low rates and buying assets to try and stimulate demand.

Most sectors of the bond market outperformed U.S. Treasuries during the reporting period. Toward the end of the reporting period, corporate bonds performed particularly well as market participants showed a renewed appetite for risky assets. Residential mortgage-backed securities turned in strong performance in response to steady buying by the Fed. On the negative side, commercial mortgage-backed securities underperformed Treasuries as a result of ongoing refinancing challenges and a dearth of investor demand.

The yield on the 10-year Treasury note was volatile during the six-month period, but, from the beginning to the end of the reporting period, the yield only decreased from 3.95% to 3.12%.

Looking Ahead

We expect U.S. economic growth to remain negative through the first half of 2009 before turning modestly positive in the second half of the year. We believe the $787 billion fiscal stimulus package passed in February could add as much as 3% to U.S. GDP in the second and third quarters. In fact, we believe the stimulus alone may be enough to offset remaining economic weakness and push overall growth into positive territory by the third quarter.

Given this economic scenario, we strongly believe investors will use fundamentally-based criteria to build their portfolios in the coming months. That is, investors will choose to overweight those stocks with less expensive valuations, higher quality earnings and higher profitability. Stocks with good momentum are likely, in our view, to outperform those with poor momentum. Our focus will remain on companies with strong fundamentals, sustainable earnings and a track record of using capital to enhance shareholder value. As such, we anticipate remaining fully invested with long-term performance likely to be the result of security selection rather than sector or size allocations.

We stand behind our investment philosophy that sound economic investment principles, coupled with a disciplined quantitative approach, can provide strong, uncorrelated returns over the long run. Our research agenda is robust, and we continue to enhance our existing models, add new proprietary forecasting signals, and improve our trading execution as we seek to provide the most value to our shareholders.

The economic and market forecasts presented herein have been generated by GSAM for informational purposes as of the date of this presentation. They are based on proprietary models and there can be no assurance that the forecasts will be achieved. Please see additional disclosures at the end of this presentation.

GOLDMAN SACHS BALANCED FUND

What Differentiates Goldman Sachs’
Balanced Fund Investment Process?

The Balanced Fund invests in a diversified investment portfolio through an asset allocation process of strategically selecting different asset classes — such as stocks and bonds. The Fund then adjusts its holdings over time. Goldman Sachs’ approach to asset allocation combines our global presence, market knowledge and risk management expertise.

The Goldman Sachs Balanced Fund provides exposure to the wealth-building opportunities of stocks and the regular income potential of bonds

Fully invested, well-diversified portfolio that:

■ Maintains style, sector, risk and capitalization characteristics similar to the benchmark.

■ Offers broad access to a clearly defined equity universe.

■ Aims to generate equity income that is consistent and repeatable.

In quantitative investing, we have a systematic and disciplined approach to investing. We have developed our own process-specific daily risk model that evaluates risk for more than 10,000 U.S. stocks daily. Our portfolio construction process uses this model in its attempt to manage and allocate portfolio risk.

In fixed income investing, we believe that a total return investment philosophy provides the most complete picture of performance. We emphasize fundamental credit expertise. Our group scrutinizes factors that could impact a bond’s performance over time — similar to the evaluation of company stocks. Additionally, we identify, monitor and measure a fund’s risk profile.

The Fund’s portfolio comprises the ideas of two experienced Goldman Sachs investment groups:

Global Quantitative Investment Strategies Group: A group of investment professionals with over 17 years of investment experience and a strong commitment to quantitative research.

Global Fixed Income Group: Broad, deep capabilities across global fixed income markets, with a total return investment philosophy.

PORTFOLIO RESULTS

Balanced Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team and the Goldman Sachs Fixed Income Investment Management Team discuss the Fund’s performance and positioning for the six-month period ended April 30, 2009.

Q	How did the Goldman Sachs Balanced Fund (the “Fund”) perform during the semi-annual period ended April 30, 2009?

A	During the six-month reporting period that ended April 30, 2009, the Fund’s Class A, B, C, and Institutional Shares generated cumulative total returns, without sales charges, of −3.30%, −3.63%, −3.62%, and −3.19%, respectively. These returns compare to the −8.53% and 7.74% cumulative total return of the Fund’s benchmarks, the S&P 500 Index (with dividends reinvested) and the Barclay’s Capital Aggregate Bond Index.

Q	How did the Fund’s asset allocation affect performance?

A	In keeping with our investment approach, we split the Fund’s assets between equity and fixed income securities, targeting 60% equities and 40% fixed income. Indeed, as of April 30, 2009, the Fund was invested 61% in equities and 38% in fixed income. Therefore, the Fund’s overall asset allocation did not significantly affect performance. Rather, the performance of the equity and fixed income portions versus their respective benchmarks was the main driver of the Fund’s overall underperformance.

Q	Did the Fund’s equity sector allocation overall help or hurt its performance?

A	In investing the equity portion of the Fund’s portfolio, we invest in higher dividend-paying names within industries and sectors, rather than making industry or sector bets. Consequently, its industry and sector weights are similar to those of its equity benchmark, the S&P 500 Index, and do not have a meaningful impact on relative performance.

Q	What key factors had the greatest impact on the Fund’s equity portfolio results during the semi-annual period?

A	In our stock selection process, we use a unique, proprietary risk model that tracks and manages risk in the portfolio. We also integrate tax considerations into our investment decisions.

The Fund was slightly underweight financials during the six months ended April 30, 2009, a period during which the financial sector was extremely volatile. As a result, even a small deviation from the sector’s returns within the S&P 500 Index had an impact on the Fund’s performance. Our stock selection within financials also hurt the Fund’s relative results.

Importantly, we generally favor stocks offering a high dividend yield. At the end of the reporting period, the dividend yield of the equity portion of the Fund was 2.85%, which was higher than the 2.35% dividend yield of the S&P 500 Index.

Q	Among individual holdings, which stocks contributed most to the Fund’s returns?

A	The Fund benefited from overweight positions in beverage maker Anheuser-Busch Cos., Inc. and pharmaceutical company Pfizer, Inc. Both stocks performed well on a relative basis to the S&P 500 Index during the period. Also adding to the Fund’s relative returns were underweights in household product company The Procter & Gamble Co. and financial institution Bank of America Corp.

Q	What individual stocks detracted from the Fund’s results during the reporting period?

A	Detractors from the Fund’s relative results included underweight positions in financial companies Wells Fargo & Co. and JPMorgan Chase & Co., which each outperformed the S&P 500 Index during the reporting period.

Q	Which fixed income market sectors most significantly affected the Fund’s semi-annual performance?

A	An overweight position in agency-backed mortgage securities boosted performance. This sector performed well throughout the latter part of the period because of strong demand from the government’s purchase programs.

Meanwhile, the Fund’s position in corporate bonds, particularly those issued by financial institutions such as banks and insurance companies, detracted from returns. Grave concern about the health of the financial system pushed down the prices of many of these securities. The Fund’s allocation to credit-sensitive mortgages also detracted from performance.

PORTFOLIO RESULTS

Q	What was the Fund’s duration strategy during the semi-annual period?

A	Duration is a measure of the Fund’s sensitivity to changes in interest rates. The Fund held a long duration position within its fixed income portfolio at the beginning of the semi-annual period relative to the Barclays Capital U.S. Aggregate Bond Index. This positioning proved advantageous in the final months of 2008 as interest rates fell amid an extreme flight to quality. In early 2009, the Fund’s short duration position added to results. During those months, interest rates rose on concern about the heavy issuance of U.S. Treasury securities needed to fund the federal government’s various stimulus measures.

Q	What changes did you make to the Fund’s fixed income weightings during the reporting period and how did it affect performance?

A	We increased the Fund’s exposure to agency debentures, which enhanced its relative returns. We reduced the Fund’s holdings in residential mortgage-backed securities but maintained an overweight, which further added to results. We increased the Fund’s allocation to corporate bonds. Although this position detracted from Fund returns for the reporting period overall, the underperformance was partially mitigated by the strong performance of the Fund’s corporate bond position during the final month of the reporting period.

Q	What is management’s equity strategy for the months ahead?

A	The Goldman Sachs Quantitative Investment Strategies Equity Team manages the equity portion of the Fund’s portfolio. The Team seeks to provide investors with a broadly diversified exposure to the U.S. large-cap equity market. We do not make size or sector bets. Instead, we favor stocks with higher dividends within each industry. Our portfolio construction process integrates tax considerations into investment decisions. We use a unique, proprietary risk model in our stock selection process. We believe this risk model can be beneficial as it identifies, tracks and manages risk in the portfolio.

The equity portion of the Fund continues to be broadly diversified. At the end of the six-month period, its industry and sector weights were similar to that of the S&P 500 Index. We intend to maintain our focus on stocks with high dividend yields.

Q	What is the Fund’s tactical view and strategy for the fixed income markets looking ahead?

A	We expect continued volatility within the fixed income markets, with yields fluctuating in response to the large-scale issuance and heavy buying of the federal government. As a result, we are targeting a neutral duration position within the Fund’s fixed income portfolio. As the government continues to support the mortgage market by making purchases of residential mortgage-backed securities, we plan to maintain the Fund’s overweight to that fixed income sector. We also favor a moderate overweight in investment-grade corporate bonds with a focus on financials because we consider them cheaply priced. Within non-financials, we prefer high quality corporate securities, particularly those that have less cyclical cash flows, such as utilities, telecommunications, health care and cable. These are the areas of the non-financial corporate bond market we believe are best positioned to navigate through a prolonged period of slow economic growth and tight credit conditions.

Goldman Sachs Quantitative Investment Strategies Group and Goldman Sachs Fixed Income Investment Group

New York, May 5, 2009

FUND BASICS

Balanced Fund
as of April 30, 2009

PERFORMANCE REVIEW

	Fund Total Return		Barclay’s Capital
November 1, 2008-April 30, 2009	(based on NAV)[1]	S&P 500 Index[2]	Aggregate Bond Index[3]

Class A	-3.30%	-8.53%	7.74%
Class B	-3.63	-8.53	7.74
Class C	-3.62	-8.53	7.74
Institutional	-3.19	-8.53	7.74

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.
[3]	The Barclay’s Capital Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS4

For the period ended 3/31/09	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-28.76%	-2.92%	-0.49%	4.11%	10/12/94
Class B	-28.98	-2.96	-0.68	2.13	5/1/96
Class C	-25.96	-2.56	-0.67	-0.06	8/15/97
Institutional	-24.41	-1.25	0.57	1.16	8/15/97

[4]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.05%	1.29%
Class B	1.80	2.04
Class C	1.80	2.04
Institutional	0.65	0.89

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN EQUITY HOLDINGS AS OF 4/30/096

Holding	% of Net Assets	Line of Business

Chevron Corp.	1.6%	Oil, Gas & Consumable Fuels
Apple, Inc.	1.3	Computers & Peripherals
Oracle Corp.	1.2	Software
Exxon Mobil Corp.	1.2	Oil, Gas & Consumable Fuels
Intel Corp.	1.2	Semiconductors & Semiconductor Equipment
General Electric Co.	1.2	Industrial Conglomerates
The Coca-Cola Co.	1.1	Beverages
Google, Inc.	1.1	Internet Software & Services
Microsoft Corp.	1.0	Software
Cisco Systems, Inc.	1.0	Communications Equipment

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

EQUITY SECTOR ALLOCATIONS AS OF 4/30/097

Percentage of Equity Investments

[7]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category of the Fund reflects the value of investments in that category as a percentage of the total value of the investments (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending collateral represented 1.1% of the Fund’s net assets at April 30, 2009.

FIXED INCOME SECTOR ALLOCATIONS8

Percentage of Fixed Income Investments

[8]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s Fixed Income investments. Short-term investments include repurchase agreements and represented 3.7% and 2.3% respectively of the Fund’s net assets at April 30, 2009 and October 31, 2008.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

What Differentiates Goldman Sachs’
Domestic Structured Funds Investment Process?

At Goldman Sachs Asset Management, L.P. (GSAM), Structured Equity combines traditional fundamental analysis with sophisticated quantitative modeling. Our approach is not unlike that of a more traditional active manager: we look at fundamental investment themes (Valuation, Profitability, Quality, Management, Momentum and Sentiment) that have been effective historically in forecasting excess returns of stocks. However, where we differ from Traditional managers is that we seek to rigorously test every potential research theme or signal to verify whether they have shown consistent predictive ability across a wide variety of stocks in different time periods and under different market conditions.

■ Comprehensive – We calculate expected excess returns for more than 10,000 stocks on a daily basis.

■ Rigorous – We evaluate stocks based on fundamental investment criteria that have outperformed historically.

■ Objective – Our stock selection process is free from the emotion that may lead to biased investment decisions.

■ Our computer optimization process allocates risk to our best investment ideas and constructs funds that strive to neutralize systematic risks and deliver better returns.

■ We use a unique, proprietary risk model that is designed to be more precise, more focused and faster to respond because it seeks to identify, track and manage risk specific to our process, using daily data.

Fully invested, well-diversified portfolio that seeks to:

■ Maintain style, sector, risk and capitalization characteristics similar to the benchmark.

■ Offer broad access to a clearly defined equity universe.

■ Generate excess returns that are positive, consistent and repeatable.

Enhancements Made to Proprietary Quantitative Model
During the Six-Month Period Ended April 30, 2009

We continuously look for ways to improve our investment process. Accordingly, during the reporting period, we introduced a number of enhancements to the proprietary quantitative model we use in the various structured domestic equity funds. During the fourth quarter of 2008, we expanded the signals within our Momentum theme to exploit cross-company linkages. Using new data sources, we identified additional lead-lag effects among groups of stocks through which stock returns for one group of companies can help our model predict the stock returns of economically related companies.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

We made this enhancement because we found that investors take time to incorporate into their decision-making company specific information and information about related companies. Our research has shown that a company’s stock returns tend to lag information about other companies. As part of our stock selection process, we identify these lead-lag relationships between companies in the same industry and between companies across linked industries. Furthermore, because our new cross-company component captures investor under-reaction to different news (that is, cross-company versus company-specific), it has a low correlation to the prior components of our Momentum theme. We have found these new signals to be effective in multiple regions and over different historical time periods.

In addition, we have recalibrated some of our signals so our models can react more quickly to market conditions. For example, we have adjusted the mix of older and newer information to improve their effectiveness in situations such as the crowding1 that occurred during 2007 and 2008.

Changes Made to the Team’s Management

Mark Carhart and Ray Iwanowski, formerly co-heads of Quantitative Investment Strategies (QIS), have retired, each to pursue separate personal and professional objectives. Giorgio De Santis, co-head of QIS Research, also decided to retire.

Katinka Domotorffy, Head of Strategy for QIS, has assumed the role of Chief Investment Officer (CIO) and Head of QIS. Since joining Goldman Sachs in 1998, she has been a senior portfolio manager, researcher and strategist with the QIS team. Bob Jones will remain as co-CIO of the QIS equity team. Kent Daniel, senior portfolio manager and co-head of QIS Research, has joined Katinka and Bob as co-CIO of the equity business.

Bill Fallon, senior portfolio manager, has joined Katinka as co-CIO of our macro/fixed income strategies and will also serve as co-head of Research. Bob Litterman will remain as the Chairman of QIS. The QIS team includes more than 115 professionals across all areas of the company, with 30 more in the information technology division.

[1]	Crowding is a phenomenon in which quantitative managers look for similar stock traits using similar investment themes.

PORTFOLIO RESULTS

Structured Large Cap Growth Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2009.

Q	How did the Goldman Sachs Structured Large Cap Growth Fund (the “Fund”) perform during the semi-annual period ended April 30, 2009?

A	During the six-month reporting period ended April 30, 2009, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of −3.30%, −3.77%, −3.77%, −3.21%, −3.34%, −3.19% and −3.45%, respectively. These returns compare to the −1.52% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	As expected, and in keeping with our investment approach, our quantitative model and its six investment themes had the greatest impact on relative performance. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long-term, even though the Fund may experience underperformance in the short term.

Overall, the Fund underperformed during the period with our Profitability theme hurting results the most. The Profitability theme assesses whether a company is earning more than its cost of capital. Other detractors were Momentum, Quality and Valuation. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value.

Sentiment was the best-performing theme during the Reporting Period. The Sentiment theme reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. Management, which assesses the company’s management strategy and behavior, also added value, though to a lesser extent.

Q	How did the Fund’s sector allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. Consequently, the Fund is similar to its benchmark, the Russell 1000 Growth Index, in terms of its sector allocation and style. Changes in its sector weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the reporting period?

A	We seek to outpace the Russell 1000 Growth Index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. We also build positions based on our thematic views. For example, the Fund aims to hold a basket of stocks with more favorable Momentum characteristics than the benchmark. During the six-month reporting period, our stock picks detracted from the Fund’s relative performance.

Q	Which stock positions contributed the most to the Fund’s relative returns during the first half of the fiscal year?

A	Stock selection in the health care, industrials and telecommunications services sectors benefited the Fund’s results versus its benchmark index. An overweight in telecommunications firm Sprint Nextel Corp. and petroleum company Tesoro Corp. particularly helped. We chose to overweight Sprint Nextel Corp. because of our positive views on Valuation and Quality. Our positive views on Profitability and Valuation also led us to overweight Tesoro Corp. An underweight position in household product-maker The Procter & Gamble Co., assumed because of our negative views on Profitability and Sentiment, was also a significant relative contributor during the reporting period.

PORTFOLIO RESULTS

Q	Which individual positions detracted from the Fund’s results during the reporting period?

A	Security selection in the financials, consumer discretionary and energy sectors hindered the Fund’s relative results. Detracting most were overweight positions in supplemental insurance provider Aflac, Inc., health insurance company Humana, Inc. and global management consulting firm Accenture Ltd. The Fund was overweight Aflac, Inc. because of our positive views on Profitability and Sentiment. The Fund was overweight Humana, Inc. because of our positive views on Profitability and Momentum, and it was overweight Accenture Ltd. because of our positive views on Profitability and Quality.

Q	What was the Fund’s sector positioning relative to its benchmark index at the end of the reporting period?

A	As of April 30, 2009, the Fund was overweight the consumer discretionary, energy, information technology, telecommunication services and consumer staples sectors relative to the Russell 1000 Growth Index. The Fund was underweight utilities, industrials, health care, materials and financials relative to its benchmark index at the end of the reporting period.

Goldman Sachs Quantitative Investment Strategies Team

New York, May 5, 2009

FUND BASICS

Structured Large Cap Growth Fund
as of April 30, 2009

PERFORMANCE REVIEW

November 1, 2008-April 30, 2009	Fund Total Return (based on NAV)[1]	Russell 1000 Growth Index[2]

Class A	-3.30%	-1.52%
Class B	-3.77	-1.52
Class C	-3.77	-1.52
Institutional	-3.21	-1.52
Service	-3.34	-1.52
Class IR	-3.19	-1.52
Class R	-3.45	-1.52

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 1000 Growth Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 3/31/09	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-40.03%	-7.95%	-6.70%	4.70%	11/11/91
Class B	-40.11	-8.01	-6.89	-1.70	5/1/97
Class C	-37.56	-7.61	-6.87	-3.12	8/15/97
Institutional	-36.23	-6.50	-5.77	5.33	11/11/91
Service	-36.52	-6.95	-6.24	4.98	11/11/91
Class IR	-36.30	N/A	N/A	-35.63	11/30/07
Class R	-36.63	N/A	N/A	-35.94	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.95%	1.10%
Class B	1.70	1.85
Class C	1.70	1.85
Institutional	0.55	0.70
Service	1.05	1.20
Class IR	0.70	0.85
Class R	1.20	1.35

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/095

Holding	% of Net Assets	Line of Business

Microsoft Corp.	4.6%	Software
Cisco Systems, Inc.	3.5	Communications Equipment
Wal-Mart Stores, Inc.	2.9	Food & Staples Retailing
Accenture Ltd.	2.8	IT Services
Gilead Sciences, Inc.	2.5	Biotechnology
Emerson Electric Co.	2.2	Electrical Equipment
Google, Inc.	2.1	Internet Software & Services
Apple, Inc.	2.1	Computers & Peripherals
Lorillard, Inc.	2.1	Tobacco
Intel Corp.	2.1	Semiconductors & Semiconductor Equipment

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATIONS AS OF 4/30/096

Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of investments (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending collateral represented 9.0% of the Fund’s net assets at April 30, 2009.

PORTFOLIO RESULTS

Structured Large Cap Value Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2009.

Q	How did the Goldman Sachs Structured Large Cap Value Fund (the “Fund”) perform during the semi-annual period ended April 30, 2009?

A	During the six-month reporting period ended April 30, 2009, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of −15.92%, −16.24%, −16.12%, −15.74%, −15.90%, −15.82% and −15.95%, respectively. These returns compare to the −13.27% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index (with dividends reinvested), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	Overall, the Fund underperformed during the period. Stock selection, driven by our quantitative model, detracted. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long-term, even though the Fund may experience underperformance in the short term.

Among our themes, Profitability hurt results the most. Profitability assesses whether a company is earning more than its cost of capital. Other detractors were Quality, Valuation and Momentum. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Momentum predicts drift in stock prices caused by under-reaction to company-specific information.

Sentiment was the best-performing theme during the reporting period. The Sentiment theme reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. Management, which assesses the company’s management strategy and behavior, also added value, though to a lesser extent.

Q	How did the Fund’s sector allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. Consequently, the Fund is similar to its benchmark, the Russell 1000 Value Index, in terms of its sector allocation and style. Changes in its sector weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the reporting period?

A	We seek to outpace the Russell 1000 Value Index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. We also build positions based on our thematic views. For example, the Fund aims to hold a basket of stocks with more favorable Momentum characteristics than the benchmark. During the six-month reporting period, our stock picks detracted from the Fund’s performance versus its benchmark index.

Q	Which stock positions contributed the most to the Fund’s relative returns during the first half of the fiscal year?

A	The Fund’s investments in the industrials, health care and consumer staples sectors helped its relative results the most. In particular, the Fund benefited from overweights in global food and agribusiness company Bunge Ltd., telecommunications firm Sprint Nextel Corp. and petroleum company Tesoro Corp. We chose to overweight Bunge Ltd. as a result of our positive views on Momentum and Valuation and to overweight Sprint Nextel Corp. because of our positive views on Valuation and Quality. Our positive views on Profitability and Valuation led us to overweight Tesoro Corp.

PORTFOLIO RESULTS

Q	Which individual positions detracted from the Fund’s results during the reporting period?

A	Security selection in the financials, consumer discretionary and energy sectors hampered the Fund’s relative performance during the reporting period. An overweight in Aflac, Inc., which provides supplemental insurance, detracted. The Fund was overweight Aflac, Inc. because of our positive views on Profitability and Sentiment. Underweights in these financial services companies also hindered results. We chose to underweight Bank of America Corp. because of our negative views on Sentiment and Momentum, and we are prohibited from holding Goldman Sachs Group.

Q	What was the Fund’s sector positioning relative to its benchmark index at the end of the reporting period?

A	Throughout the reporting period, the Fund was overweight the energy, consumer discretionary, information technology, telecommunication services and financials sectors relative to the Russell 1000 Value Index. The Fund was underweight utilities, industrials, materials, health care and consumer staples relative to its benchmark index at the end of the reporting period.

Goldman Sachs Quantitative Investment Strategies Team

New York, May 5, 2009

FUND BASICS

Structured Large Cap Value Fund
as of April 30, 2009

PERFORMANCE REVIEW

November 1, 2008-April 30, 2009	Fund Total Return (based on NAV)[1]	Russell 1000 Value Index[2]

Class A	-15.92%	-13.27%
Class B	-16.24	-13.27
Class C	-16.12	-13.27
Institutional	-15.74	-13.27
Service	-15.90	-13.27
Class IR	-15.82	-13.27
Class R	-15.95	-13.27

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 1000 Value Index is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 3/31/09	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-46.08%	-7.72%	-2.51%	-2.21%	12/31/98
Class B	-46.26	-7.75	-2.70	-2.42	12/31/98
Class C	-44.05	-7.40	-2.69	-2.42	12/31/98
Institutional	-42.78	-6.30	-1.58	-1.30	12/31/98
Service	-43.07	-6.78	-2.06	-1.77	12/31/98
Class IR	-42.90	N/A	N/A	-39.73	11/30/07
Class R	-43.19	N/A	N/A	-40.00	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.95%	1.05%
Class B	1.70	1.80
Class C	1.70	1.80
Institutional	0.55	0.65
Service	1.05	1.15
Class IR	0.70	0.80
Class R	1.20	1.30

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/095

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	6.9%	Oil, Gas & Consumable Fuels
Chevron Corp.	3.5	Oil, Gas & Consumable Fuels
AT&T, Inc.	3.0	Diversified Telecommunication Services
JPMorgan Chase & Co.	2.6	Diversified Financial Services
Wells Fargo & Co.	2.3	Commercial Banks
General Electric Co.	2.1	Industrial Conglomerates
Verizon Communications, Inc.	2.0	Diversified Telecommunication Services
Eli Lilly & Co.	1.9	Pharmaceuticals
Lorillard, Inc.	1.9	Tobacco
Pfizer, Inc.	1.8	Pharmaceuticals

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATIONS AS OF 4/30/096

Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of investments (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending collateral represented 13.9% of the Fund’s net assets at April 30, 2009.

PORTFOLIO RESULTS

Structured Small Cap Equity Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2009.

Q	How did the Goldman Sachs Structured Small Cap Equity Fund (the “Fund”) perform during the semi-annual period ended April 30, 2009?

A	During the six-month reporting period ended April 30, 2009, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of −9.97%, −10.34%, −10.29%, −9.73%, −9.94%, −9.83% and −9.99%, respectively. These returns compare to the −8.40% cumulative total return of the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	As expected, and in keeping with our investment approach, our quantitative model and its six investment themes had the greatest impact on relative performance. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long-term, even though the Fund may experience underperformance in the short term.

Overall, the Fund modestly underperformed during the period, with our Valuation theme detracting the most from performance. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Management, which assesses the company’s management strategy and behavior, also negatively impacted relative returns, though to a lesser extent.

Momentum was by far the best-performing theme during the reporting period. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Also adding value were Quality and Sentiment. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Sentiment reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time.

Profitability was flat in terms of its relative contribution to Fund results during the reporting period. The Profitability theme assesses whether a company is earning more than its cost of capital.

Q	How did the Fund’s sector allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. Consequently, the Fund is similar to its benchmark, the Russell 2000 Index, in terms of its sector allocation and style. Changes in its sector weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the reporting period?

A	We seek to outpace the Russell 2000 Index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. We also build positions based on our thematic views. For example, the Fund aims to hold a basket of stocks with more favorable Momentum characteristics than the benchmark. During the six-month reporting period, stock selection overall hurt the Fund’s relative performance.

Q	Which stock positions contributed the most to the Fund’s relative returns during the first half of the fiscal year?

A	Positions in the consumer staples, energy and telecommunications services sectors enhanced the Fund’s relative returns. Specifically, the Fund benefited from overweights in lawn and garden products manufacturer Central Garden & Pet Co., petroleum company Tesoro Corp. and online movie rental service Netflix, Inc. We chose to overweight Central Garden & Pet Co. because of our positive views on Momentum and Quality. The overweight in Tesoro Corp. was the result of our positive views on Profitability and Sentiment, while the overweight in

PORTFOLIO RESULTS

Netflix, Inc. was assumed because of our positive views on Valuation and Quality.

Q	Which individual positions detracted from the Fund’s results during the reporting period?

A	Security selection in the industrials, information technology and materials sectors detracted from the Fund’s relative performance. Detracting most were overweight positions in Compass Minerals International, Inc., one of the largest salt producers in the United States, Emergent BioSolutions, Inc., a biopharmaceutical maker and Cathay General Bancorp, a banking holding company. Our positive views on Sentiment and Quality led us to overweight Compass Minerals International, Inc. The Fund was overweight Emergent BioSolutions, Inc. because of our positive views on Profitability and Momentum, while the overweight to Cathay General Bancorp was the result of our positive views on Quality and Profitability.

Q	What was the Fund’s sector positioning relative to its benchmark index at the end of the reporting period?

A	As of April 30, 2009, the Fund was overweight the telecommunication services, consumer discretionary, energy, consumer staples and information technology sectors relative to the Russell 2000 Index. The Fund was underweight utilities, financials and industrials. The Fund was relatively neutral to the benchmark index in health care and materials at the end of the reporting period.

Goldman Sachs Quantitative Investment Strategies Team
New York, May 5, 2009

FUND BASICS

Structured Small Cap Equity Fund
as of April 30, 2009

PERFORMANCE REVIEW

November 1, 2008-April 30, 2009	Fund Total Return (based on NAV)[1]	Russell 2000 Index[2]

Class A	-9.97%	-8.40%
Class B	-10.34	-8.40
Class C	-10.29	-8.40
Institutional	-9.73	-8.40
Service	-9.94	-8.40
Class IR	-9.83	-8.40
Class R	-9.99	-8.40

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 2000 Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000 Index. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 3/31/09	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-42.37%	-10.37%	-0.15%	-0.63%	8/15/97
Class B	-42.46	-10.40	-0.33	-0.89	8/15/97
Class C	-40.15	-10.05	-0.32	-0.88	8/15/97
Institutional	-38.77	-8.99	0.82	-0.24	8/15/97
Service	-39.05	-9.44	0.33	-0.24	8/15/97
Class IR	-38.92	N/A	N/A	-36.54	11/30/07
Class R	-39.09	N/A	N/A	-36.72	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	1.36%
Class B	2.00	2.11
Class C	2.00	2.11
Institutional	0.85	0.96
Service	1.35	1.46
Class IR	1.00	1.11
Class R	1.50	1.61

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/095

Holding	% of Net Assets	Line of Business

Compass Minerals International, Inc.	0.9%	Metals & Mining
Realty Income Corp.	0.9	Real Estate Investment Trusts
Panera Bread Co.	0.9	Hotels, Restaurants & Leisure
Central Garden & Pet Co.	0.8	Household Products
Carter’s, Inc.	0.8	Textiles, Apparel & Luxury Goods
Papa John’s International, Inc.	0.8	Hotels, Restaurants & Leisure
Commvault Systems, Inc.	0.8	Software
USA Mobility, Inc.	0.7	Wireless Telecommunication Services
The Toro Co.	0.7	Machinery
Aeropostale, Inc.	0.7	Specialty Retail

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATIONS AS OF 4/30/096

Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of investments (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending collateral represented 16.5% of the Fund’s net assets at April 30, 2009.

PORTFOLIO RESULTS

Structured Small Cap Growth Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2009.

Q	How did the Goldman Sachs Structured Small Cap Growth Fund (the “Fund”) perform during the semi-annual period ended April 30, 2009?

A	During the six-month reporting period ended April 30, 2009, the Fund’s Class A, B, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of −4.19%, −4.52%, −4.48%, −3.89%, −3.94% and −4.28%, respectively. These returns compare to the −3.77% cumulative total return of the Fund’s benchmark, the Russell 2000 Growth Index (with dividends reinvested), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	As expected, and in keeping with our investment approach, our quantitative model and its six investment themes had the greatest impact on relative performance. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long-term, even though the Fund may experience underperformance in the short term.

Overall, the Fund underperformed during the period, with our Profitability theme hurting results most. The Profitability theme assesses whether a company is earning more than its cost of capital. Other detractors were Momentum, Valuation and Quality. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals.

Sentiment was the best-performing theme during the reporting period. The Sentiment theme reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. Management, which assesses the company’s management strategy and behavior, also added value, though to a lesser extent.

Q	How did the Fund’s sector allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. Consequently, the Fund is similar to its benchmark, Russell 2000 Growth Index, in terms of its sector allocation and style. Changes in its sector weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the reporting period?

A	We seek to outpace the Russell 2000 Growth Index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. We also build positions based on our thematic views. For example, the Fund aims to hold a basket of stocks with more favorable Momentum characteristics than the benchmark. During the six-month reporting period, our stock selection had a mixed impact on the Fund’s relative returns.

Q	Which stock positions contributed the most to the Fund’s relative returns during the first half of the fiscal year?

A	Stock picks in the consumer staples, financials and energy sectors boosted the Fund’s relative performance most. Specifically, the Fund benefited from overweight positions in Central Garden & Pet Co., a maker of lawn and garden products, ArcSight, Inc., which provides compliance and security management solutions and Netflix, Inc., an online movie rental service. We chose to overweight Central Garden & Pet Co. and ArcSight, Inc. because of our positive views on Momentum and Quality. The overweight in Netflix, Inc. was assumed because of our positive views on Quality and Profitability.

PORTFOLIO RESULTS

Q	Which individual positions detracted from the Fund’s results during the reporting period?

A	Holdings in the materials, industrials and information technology sectors hampered the Fund’s relative performance. The largest detractors were an underweight in Dendreon Corp. and an overweight in Emergent Biosolutions, Inc., both biotechnology companies. An overweight in Compass Minerals International, Inc., one of the largest salt producers in the United States, further detracted. We chose to underweight Dendreon Corp. because of our negative views on Profitability and Management. Our positive views on Profitability and Momentum resulted in the Fund’s overweight in Emergent Biosolutions, Inc., while the overweight in Compass Minerals International, Inc. was assumed because of our positive views on Sentiment and Quality.

Q	What was the Fund’s sector positioning relative to its benchmark index at the end of the reporting period?

A	As of April 30, 2009, the Fund was overweight the telecommunication services, consumer discretionary, energy, consumer staples and information technology sectors relative to the Russell 2000 Growth Index. As of the same date, the Fund was underweight the financials, industrials, utilities and health care sectors. The Fund was relatively neutral to the benchmark index in materials at the end of the reporting period.

Goldman Sachs Quantitative Investment Strategies Team

New York, May 5, 2009

FUND BASICS

Structured Small Cap Growth Fund
as of April 30, 2009

PERFORMANCE REVIEW

	Fund Total Return	Russell 2000
November 1, 2008-April 30, 2009	(based on NAV)[1]	Growth Index[2]

Class A	-4.19%	-3.77%
Class B	-4.52	-3.77
Class C	-4.48	-3.77
Institutional	-3.89	-3.77
Class IR	-3.94	-3.77
Class R	-4.28	-3.77

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 2000 Growth Index measures the performance of the small-cap growth stocks of the U.S. equity universe. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 3/31/09	One Year	Since Inception	Inception Date

Class A	-39.38%	-34.52%	6/25/07
Class B	-39.53	-34.44	6/25/07
Class C	-37.02	-32.92	6/25/07
Institutional	-35.64	-32.13	6/25/07
Class IR	-35.71	-35.92	11/30/07
Class R	-36.06	-36.23	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns or cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class R and IR shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	2.00%
Class B	2.00	2.75
Class C	2.00	2.75
Institutional	0.85	1.60
Class IR	1.00	1.75
Class R	1.50	2.25

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP 10 HOLDINGS AS OF 4/30/095

Holding	% of Net Assets	Line of Business

Aeropostale, Inc.	1.5%	Specialty Retail
Compass Minerals International, Inc.	1.1	Metals & Mining
TiVo, Inc.	1.0	Software
Papa John’s International, Inc.	1.0	Hotels, Restaurants & Leisure
Facet Biotech Corp.	1.0	Biotechnology
Acuity Brands, Inc.	0.9	Electrical Equipment
Commvault Systems, Inc.	0.9	Software
ValueClick, Inc.	0.9	Internet Software & Services
Netflix, Inc.	0.9	Internet & Catalog Retail
PDL BioPharma, Inc.	0.9	Biotechnology

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATION AS OF 4/30/096

Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of investments (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending collateral represented 7.2% of the Fund’s net assets at April 30, 2009.

PORTFOLIO RESULTS

Structured Small Cap Value Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2009.

Q	How did the Goldman Sachs Structured Small Cap Value Fund (the “Fund”) perform during the semi-annual period ended April 30, 2009?

A	During the six-month reporting period ended April 30, 2009, the Fund’s Class A, B, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of −13.75%, −13.80%, −14.30%, −13.65%, −14.04% and −14.02%, respectively. These returns compare to the −12.60% cumulative total return of the Fund’s benchmark, the Russell 2000 Value Index (with dividends reinvested), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	As expected, and in keeping with our investment approach, our quantitative model and its six investment themes had the greatest impact on relative performance. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long-term, even though the Fund may experience underperformance in the short term.

Overall, the Fund modestly underperformed during the period, with our Valuation theme detracting the most. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Management, which assesses the company’s management strategy and behavior, also hurt returns.

Momentum was by far the best-performing theme during the report period. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Also adding value were Profitability, Quality and Sentiment. Profitability assesses whether a company is earning more than its cost of capital. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals. Sentiment reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time.

Q	How did the Fund’s sector allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. Consequently, the Fund is similar to its benchmark, the Russell 2000 Value Index, in terms of its sector allocation and style. Changes in its sector weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the reporting period?

A	We seek to outpace the Russell 2000 Value Index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. We also build positions based on our thematic views. For example, the Fund aims to hold a basket of stocks with more favorable Momentum characteristics than the benchmark. During the six-month reporting period, our stock selection had a mixed impact on the Fund’s relative returns.

Q	Which stock positions contributed the most to the Fund’s relative returns during the first half of the fiscal year?

A	Stock picks in the consumer staples, health care and energy sectors boosted the Fund’s relative performance most during the reporting period. Specifically, the Fund benefited from overweights in lawn and garden products maker Central Garden & Pet Co., petroleum company Tesoro Corp. and oil refiner Western Refining, Inc. We chose to overweight Central Garden & Pet Co. because of our positive views on Momentum and Quality. Our positive views on Profitability and Valuation led us to overweight Tesoro Corp., while the Fund’s overweight in Western Refining, Inc. was the result of our positive views on Sentiment and Profitability.

PORTFOLIO RESULTS

Q	Which individual positions detracted from the Fund’s results during the reporting period?

A	The Fund’s holdings in the materials, information technology and consumer discretionary sectors detracted from the Fund’s relative performance during the reporting period. Detracting most were overweight positions in Compass Minerals International, Inc., one of the largest salt producers in the United States, Cathay General Bancorp, a bank holding company and Ferro Corp., a maker of specialty materials and chemicals for manufacturers around the world. The overweight in Compass Minerals International, Inc. was assumed because of our positive views on Sentiment and Quality. Our positive views on Valuation and Quality led us to overweight Cathay General Bancorp and Ferro Corp.

Q	What was the Fund’s sector positioning relative to its benchmark index at the end of the reporting period?

A	As of April 30, 2009, the Fund was overweight the telecommunication services, consumer discretionary, energy, consumer staples and information technology sectors relative to the Russell 2000 Value Index. The Fund was underweight the utilities, financials and industrial sectors relative to the benchmark index at the end of the reporting period.

Goldman Sachs Quantitative Investment Strategies Team

New York, May 5, 2009

FUND BASICS

Structured Small Cap Value Fund
as of April 30, 2009

PERFORMANCE REVIEW

	Fund Total Return	Russell 2000
November 1, 2008-April 30, 2009	(based on NAV)[1]	Value Index[2]

Class A	-13.75%	-12.60%
Class B	-13.80	-12.60
Class C	-14.30	-12.60
Institutional	-13.65	-12.60
Class IR	-14.04	-12.60
Class R	-14.02	-12.60

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 3/31/09	One Year	Since Inception	Inception Date

Class A	-42.85%	-37.55%	6/25/07
Class B	-40.58	-37.40	6/25/07
Class C	-40.10	-36.03	6/25/07
Institutional	-39.14	-35.21	6/25/07
Class IR	-39.48	-36.69	11/30/07
Class R	-39.69	-36.85	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class R and IR shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	1.53%
Class B	2.00	2.28
Class C	2.00	2.28
Institutional	0.85	1.13
Class IR	1.00	1.28
Class R	1.50	1.78

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP 10 HOLDINGS AS OF 4/30/095

Holding	% of Net Assets	Line of Business

Realty Income Corp.	1.6%	Real Estate Investment Trusts
International Bancshares Corp.	1.1	Commercial Banks
USA Mobility, Inc.	1.1	Wireless Telecommunication Services
Central Garden & Pet Co.	1.0	Household Products
Senior Housing Properties Trust	1.0	Real Estate Investment Trusts
Susquehanna Bancshares, Inc.	0.9	Commercial Banks
New Jersey Resources Corp.	0.9	Gas Utilities
Stage Stores, Inc.	0.9	Specialty Retail
Carter’s, Inc.	0.9	Textiles, Apparel & Luxury Goods
Hot Topic, Inc.	0.9	Specialty Retail

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATION AS OF 4/30/096

Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of investments (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending collateral represented 15.5% of the Fund’s net assets at April 30, 2009.

PORTFOLIO RESULTS

Structured U.S. Equity Fund

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six months ended April 30, 2009.

Q	How did the Goldman Sachs Structured U.S. Equity Fund (the “Fund”) perform during the semi-annual period ended April 30, 2009?

A	During the six-month reporting period ended April 30, 2009, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of −9.94%, −10.25%, −10.22%, −9.77%, −9.97%, −9.80% and −9.98%, respectively. These returns compare to the −8.53% cumulative total return of the Fund’s benchmark, the S&P 500 Index (with dividends reinvested), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the six-month reporting period?

A	As expected, and in keeping with our investment approach, our quantitative model and its six investment themes had the greatest impact on relative performance. We use these themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long-term, even though the Fund may experience underperformance in the short term.

Overall, the Fund underperformed during the period, with our Profitability theme hurting results the most. Profitability assesses whether a company is earning more than its cost of capital. Other detractors were Momentum, Valuation and Quality. Momentum predicts drift in stock prices caused by under-reaction to company-specific information. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Quality evaluates whether the company’s earnings are coming from more persistent, cash-based sources, as opposed to accruals.

Sentiment was the best-performing theme during the reporting period. The Sentiment theme reflects how Wall Street analysts’ views about a company’s earnings and prospects are changing over time. Management, which assesses the company’s management strategy and behavior, also added value, though to a lesser extent.

Q	How did the Fund’s sector allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. Consequently, the Fund is similar to its benchmark, the S&P 500 Index, in terms of its sector allocation and style. Changes in its sector weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the reporting period?

A	We seek to outpace the S&P 500 Index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. We also build positions based on our thematic views. For example, the Fund aims to hold a basket of stocks with more favorable Momentum characteristics than the benchmark. During the six-month reporting period, our stock selection was a drag on the Fund’s relative returns.

Q	Which stock positions contributed the most to the Fund’s relative returns during the first half of the fiscal year?

A	Stock picks in the health care, consumer staples and industrial sectors added to the Fund’s relative performance during the reporting period. The largest contributors were overweight positions in global food and agribusiness company Bunge Ltd. and telecommunications firm Sprint Nextel Corp. Having an underweight position in financial giant Citigroup, Inc. also helped. The Fund was underweight Citigroup, Inc. because of our negative views on Sentiment and Profitability. We chose to overweight Bunge Ltd. as a result of our positive views on Momentum and Valuation. The overweight in Sprint Nextel Corp. was assumed because of our positive views on Valuation and Quality.

PORTFOLIO RESULTS

Q	Which individual positions detracted from the Fund’s results during the reporting period?

A	Positions in the financials, consumer discretionary and energy sectors hurt the Fund’s relative performance. Detracting most were overweight positions in supplemental insurance provider Aflac, Inc., bank holding company Regions Financial Corp. and specialty retailer Aeropostale, Inc. The Fund was overweight Aflac, Inc. because of our positive views on Profitability and Momentum. We chose to overweight Regions Financial Corp. because of our positive views on Valuation and Management and to overweight Aeropostale, Inc. as a result of our positive views on Profitability and Momentum.

Q	What was the Fund’s sector positioning relative to its benchmark index at the end of the reporting period?

A	As of April 30, 2009, the Fund was overweight the energy, information technology, consumer discretionary, telecommunication services and consumer staples sectors relative to the S&P 500 Index. The Fund was underweight the utilities, industrials, health care, materials and financials sectors relative to its benchmark index at the end of the reporting period.

Goldman Sachs Quantitative Investment Strategies Team

New York, May 5, 2009

FUND BASICS

Structured U.S. Equity Fund
as of April 30, 2009

PERFORMANCE REVIEW

	Fund Total Return
November 1, 2008-April 30, 2009	(based on NAV)[1]	S&P 500 Index[2]

Class A	-9.94%	-8.53%
Class B	-10.25	-8.53
Class C	-10.22	-8.53
Institutional	-9.77	-8.53
Service	-9.97	-8.53
Class IR	-9.80	-8.53
Class R	-9.98	-8.53

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 3/31/09	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-41.33%	-7.24%	-3.99%	4.87%	5/24/91
Class B	-41.44	-7.26	-4.17	1.63	5/1/96
Class C	-38.98	-6.88	-4.16	-1.12	8/15/97
Institutional	-37.67	-5.81	-3.06	4.31	6/15/95
Service	-37.97	-6.27	-3.54	5.16	5/24/91
Class IR	-37.72	N/A	N/A	-36.32	11/30/07
Class R	-38.04	N/A	N/A	-36.64	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Class IR and Class R shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.
Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.95%	1.13%
Class B	1.70	1.88
Class C	1.70	1.88
Institutional	0.55	0.73
Service	1.05	1.23
Class IR	0.70	0.88
Class R	1.20	1.38

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the investment adviser. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/095

Holding	% of Net Assets	Line of Business

Exxon Mobil Corp.	4.7%	Oil, Gas & Consumable Fuels
Microsoft Corp.	3.7	Software
Wal-Mart Stores, Inc.	2.4	Food & Staples Retailing
Chevron Corp.	2.2	Oil, Gas & Consumable Fuels
Cisco Systems, Inc.	2.0	Communications Equipment
Lorillard, Inc.	1.9	Tobacco
Eli Lilly & Co.	1.8	Pharmaceuticals
Accenture Ltd.	1.8	IT Services
Gilead Sciences, Inc.	1.7	Biotechnology
Emerson Electric Co.	1.5	Electrical Equipment

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

SECTOR ALLOCATIONS AS OF 4/30/096

Percentage of Investment Portfolio

[6]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team in the schedule of investments may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of investments (excluding investments in the securities lending reinvestment vehicle, if any). Securities lending collateral represented 10.1% of the Fund’s net assets at April 30, 2009.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 60.5%

Aerospace & Defense – 1.7%
4,300	General Dynamics Corp.	$222,181
2,300	Honeywell International, Inc.	71,783
6,700	Lockheed Martin Corp.	526,151
3,900	Northrop Grumman Corp.	188,565
2,000	Raytheon Co.	90,460
6,300	The Boeing Co.	252,315
13,962	United Technologies Corp.	681,904

		2,033,359

Air Freight & Logistics – 0.9%
1,100	C.H. Robinson Worldwide, Inc.	58,476
1,600	Expeditors International of Washington, Inc.	55,536
18,700	United Parcel Service, Inc. Class B	978,758

		1,092,770

Airlines – 0.0%
4,200	Southwest Airlines Co.	29,316

Auto Components – 0.0%
3,200	Johnson Controls, Inc.	60,832

Automobiles* – 0.1%
29,000	Ford Motor Co.	173,420

Beverages – 2.0%
22,500	PepsiCo, Inc.	1,119,600
32,200	The Coca-Cola Co.	1,386,210

		2,505,810

Biotechnology* – 0.7%
700	Amgen, Inc.(a)	33,929
3,300	Biogen Idec, Inc.	159,522
5,000	Celgene Corp.	213,600
300	Cephalon, Inc.	19,683
8,000	Gilead Sciences, Inc.	366,400
1,800	Vertex Pharmaceuticals, Inc.	55,476

		848,610

Building Products – 0.3%
43,800	Masco Corp.	388,068

Capital Markets – 1.7%
9,300	Bank of New York Mellon Corp.	236,964
1,800	BlackRock, Inc.	263,736
7,700	Franklin Resources, Inc.	465,696
5,600	Jefferies Group, Inc.	109,592
2,700	MF Global Ltd.*	16,470
15,000	Morgan Stanley & Co.	354,600
600	Northern Trust Corp.	32,616
2,800	Raymond James Financial, Inc.(b)	43,932
3,600	State Street Corp.	122,868
5,900	T. Rowe Price Group, Inc.(b)	227,268
12,500	TD Ameritrade Holding Corp.*	198,875
200	The Charles Schwab Corp.	3,696

		2,076,313

Chemicals – 1.5%
3,400	Air Products & Chemicals, Inc.	224,060
5,500	E.I. du Pont de Nemours & Co.	153,450
5,100	Eastman Chemical Co.	202,368
26,600	Huntsman Corp.	142,576
2,100	Monsanto Co.	178,269
6,700	Praxair, Inc.	499,887
2,100	RPM International, Inc.	29,022
24,300	The Dow Chemical Co.	388,800
1,400	The Mosaic Co.	56,630

		1,875,062

Commercial Banks – 1.5%
12,200	BB&T Corp.(b)	284,748
5,800	Comerica, Inc.	121,684
5,603	First Horizon National Corp.	64,491
10,400	KeyCorp	63,960
1,800	M&T Bank Corp.	94,410
6,000	Marshall & Ilsley Corp.	34,680
19,900	U.S. Bancorp	362,578
38,300	Wells Fargo & Co.	766,383
4,600	Zions Bancorp	50,278

		1,843,212

Commercial Services & Supplies – 0.3%
3,800	Avery Dennison Corp.	109,212
1,400	Pitney Bowes, Inc.	34,356
3,120	R.R. Donnelley & Sons Co.	36,348
5,700	Waste Management, Inc.	152,019

		331,935

Communications Equipment – 1.6%
64,207	Cisco Systems, Inc.*	1,240,479
8,100	Corning, Inc.	118,422
1,000	Juniper Networks, Inc.*	21,650
12,200	QUALCOMM, Inc.	516,304

		1,896,855

Computers & Peripherals – 3.3%
12,705	Apple, Inc.*(a)	1,598,670
32,500	Dell, Inc.*	377,650
32,000	EMC Corp.*	400,960
13,200	Hewlett-Packard Co.	474,936
8,300	International Business Machines Corp.	856,643
3,500	NetApp, Inc.*	64,050
4,000	SanDisk Corp.*	62,880
13,100	Sun Microsystems, Inc.*	119,996
1,200	Western Digital Corp.*	28,224

		3,984,009

Construction & Engineering – 0.1%
2,900	Fluor Corp.	109,823

Construction Materials – 0.0%
600	Vulcan Materials Co.	28,530

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – 0.3%
7,900	American Express Co.	$199,238
8,700	AmeriCredit Corp.*	88,479
2,700	Capital One Financial Corp.	45,198

		332,915

Containers & Packaging – 0.1%
8,900	Packaging Corp. of America	141,243

Diversified Consumer Services – 0.1%
500	Apollo Group, Inc.*	31,475
3,600	H&R Block, Inc.	54,504

		85,979

Diversified Financial Services – 2.0%
96,900	Bank of America Corp.	865,317
19,800	Citigroup, Inc.(b)	60,390
2,800	CME Group, Inc.	619,780
23,700	JPMorgan Chase & Co.	782,100
3,900	MSCI, Inc.*	81,861

		2,409,448

Diversified Telecommunication Services – 2.2%
24,650	AT&T, Inc.(a)	631,533
8,600	CenturyTel, Inc.	233,490
3,600	Embarq Corp.	131,616
53,600	Frontier Communications Corp.(b)	381,096
48,400	Qwest Communications International, Inc.(b)	188,276
21,500	Verizon Communications, Inc.	652,310
64,100	Windstream Corp.	532,030

		2,750,351

Electric Utilities – 1.2%
13,400	Duke Energy Corp.	185,054
1,800	FirstEnergy Corp.	73,620
8,900	FPL Group, Inc.	478,731
1,400	Hawaiian Electric Industries, Inc.	21,756
11,900	Pepco Holdings, Inc.	142,205
3,800	Pinnacle West Capital Corp.	104,044
3,800	PPL Corp.	113,658
6,100	Progress Energy, Inc.	208,132
6,200	Southern Co.	179,056

		1,506,256

Electrical Equipment – 0.3%
1,900	Cooper Industries Ltd.	62,301
4,800	Emerson Electric Co.	163,392
500	First Solar, Inc.*	93,645

		319,338

Electronic Equipment, Instruments & Components – 0.1%
5,000	Molex, Inc.	83,350
2,600	Molex, Inc. Class A	39,754

		123,104

Energy Equipment & Services – 1.2%
400	Diamond Offshore Drilling, Inc.	28,964
23,000	Halliburton Co.	465,060
5,800	National-Oilwell Varco, Inc.*	175,624
13,900	Schlumberger Ltd.	680,961
1,500	Smith International, Inc.	38,775
200	Transocean Ltd.*	13,496
4,100	Weatherford International Ltd.*	68,183

		1,471,063

Food & Staples Retailing – 1.8%
17,800	CVS Caremark Corp.	565,684
2,200	SUPERVALU, Inc.	35,970
12,000	Sysco Corp.	279,960
20,381	Wal-Mart Stores, Inc.	1,027,202
7,600	Walgreen Co.	238,868

		2,147,684

Food Products – 0.9%
6,400	Archer-Daniels-Midland Co.	157,568
2,200	Campbell Soup Co.	56,584
6,300	ConAgra Foods, Inc.	111,510
1,200	H.J. Heinz Co.	41,304
6,500	Kellogg Co.	273,715
10,800	Kraft Foods, Inc.	252,720
19,700	Sara Lee Corp.	163,904
1,900	The Hershey Co.	68,666

		1,125,971

Gas Utilities – 0.0%
2,300	ONEOK, Inc.	60,191

Health Care Equipment & Supplies – 1.0%
9,600	Baxter International, Inc.	465,600
11,500	Boston Scientific Corp.*	96,715
3,400	Covidien Ltd.	112,132
1,600	Hill-Rom Holdings, Inc.	20,768
200	Intuitive Surgical, Inc.*	28,746
9,500	Medtronic, Inc.	304,000
1,400	St. Jude Medical, Inc.*	46,928
1,800	Teleflex, Inc.	77,364
600	Zimmer Holdings, Inc.*	26,394

		1,178,647

Health Care Providers & Services – 1.1%
3,700	Aetna, Inc.	81,437
3,100	Cardinal Health, Inc.	104,749
3,300	CIGNA Corp.	65,043
1,580	Express Scripts, Inc.*	101,073
800	Humana, Inc.*	23,024
5,300	Medco Health Solutions, Inc.*	230,815
1,100	Quest Diagnostics, Inc.	56,463
15,700	UnitedHealth Group, Inc.	369,264
6,600	WellPoint, Inc.*	282,216

		1,314,084

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – 0.8%
3,300	Carnival Corp.	$88,704
8,300	International Game Technology	102,505
13,700	McDonald’s Corp.	730,073
2,600	Yum! Brands, Inc.	86,710

		1,007,992

Household Durables – 0.2%
2,500	D.R. Horton, Inc.	32,625
900	Fortune Brands, Inc.	35,379
4,400	Leggett & Platt, Inc.	63,184
2,600	Newell Rubbermaid, Inc.	27,170
2,400	Whirlpool Corp.	108,384

		266,742

Household Products – 1.4%
16,700	Kimberly-Clark Corp.	820,638
2,700	The Clorox Co.	151,335
16,100	The Procter & Gamble Co.	795,984

		1,767,957

Industrial Conglomerates – 2.0%
9,900	3M Co.	570,240
111,000	General Electric Co.	1,404,150
17,100	Textron, Inc.	183,483
11,700	Tyco International Ltd.	277,992

		2,435,865

Insurance – 1.3%
4,700	Aflac, Inc.	135,783
1,300	Aon Corp.	54,860
200	Assurant, Inc.	4,888
100	Berkshire Hathaway, Inc. Class B*	306,500
200	Cincinnati Financial Corp.	4,790
200	Fidelity National Financial, Inc.	3,626
2,500	Lincoln National Corp.	28,100
3,900	Loews Corp.	97,071
600	Marsh & McLennan Cos., Inc.	12,654
8,800	MetLife, Inc.	261,800
2,700	Principal Financial Group, Inc.	44,118
4,800	Prudential Financial, Inc.	138,624
6,000	The Allstate Corp.	139,980
2,900	The Chubb Corp.	112,955
3,700	The Hartford Financial Services Group, Inc.	42,439
5,000	The Progressive Corp.*	76,400
2,200	The Travelers Cos., Inc.	90,508
1,800	Unum Group	29,412
3,800	XL Capital Ltd.	36,138

		1,620,646

Internet & Catalog Retail* – 0.2%
2,900	Amazon.com, Inc.	233,508

Internet Software & Services* – 1.3%
3,300	Google, Inc.(a)	1,306,701
15,700	Yahoo!, Inc.	224,353

		1,531,054

IT Services – 0.7%
12,600	Automatic Data Processing, Inc.	443,520
1,100	MasterCard, Inc.	201,795
1,970	Paychex, Inc.	53,210
2,300	Visa, Inc.(b)	149,408

		847,933

Leisure Equipment & Products – 0.1%
48,400	Eastman Kodak Co.	147,620

Life Sciences Tools & Services* – 0.1%
600	Life Technologies Corp.	22,380
1,800	Thermo Fisher Scientific, Inc.	63,144

		85,524

Machinery – 1.1%
11,100	Caterpillar, Inc.	394,938
10,200	Deere & Co.	420,852
700	Dover Corp.	21,546
9,800	Illinois Tool Works, Inc.	321,440
3,400	PACCAR, Inc.	120,496
1,300	Parker Hannifin Corp.	58,955

		1,338,227

Media – 1.5%
37,400	Comcast Corp.	578,204
14,700	Comcast Corp. Special Class A	215,796
2,100	Gannett Co., Inc.	8,211
28,200	News Corp.	232,932
15,900	News Corp. Class B(b)	145,008
1,400	Regal Entertainment Group	18,284
600	Scripps Networks Interactive	16,464
6,100	The DIRECTV Group, Inc.*(b)	150,853
3,100	The McGraw-Hill Cos., Inc.	93,465
2,526	Time Warner Cable, Inc.	81,413
11,466	Time Warner, Inc.	250,303

		1,790,933

Metals & Mining – 0.7%
5,600	Freeport-McMoRan Copper & Gold, Inc.	238,840
4,900	Newmont Mining Corp.	197,176
6,100	Nucor Corp.	248,209
6,500	Southern Copper Corp.	120,705

		804,930

Multi-Utilities – 1.2%
700	Ameren Corp.	16,114
5,200	CenterPoint Energy, Inc.	55,328
500	Consolidated Edison, Inc.	18,565
15,300	Dominion Resources, Inc.	461,448
3,200	DTE Energy Co.	94,624
4,200	Integrys Energy Group, Inc.	110,922
8,500	NiSource, Inc.	93,415
12,200	Public Service Enterprise Group, Inc.	364,048
1,000	Sempra Energy	46,020

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)

3,600	TECO Energy, Inc.	$38,124
6,100	Xcel Energy, Inc.	112,484

		1,411,092

Multiline Retail – 0.5%
2,700	Kohl’s Corp.*	122,445
1,400	Nordstrom, Inc.	31,682
9,900	Target Corp.	408,474

		562,601

Office Electronics – 0.1%
16,000	Xerox Corp.	97,760

Oil, Gas & Consumable Fuels – 6.5%
8,500	Anadarko Petroleum Corp.	366,010
900	Apache Corp.	65,574
1,900	Arch Coal, Inc.	26,543
9,500	Chesapeake Energy Corp.	187,245
30,114	Chevron Corp.	1,990,536
20,100	ConocoPhillips	824,100
1,800	CONSOL Energy, Inc.	56,304
3,000	Devon Energy Corp.	155,550
16,700	El Paso Corp.	115,230
400	EOG Resources, Inc.	25,392
21,502	Exxon Mobil Corp.	1,433,538
4,700	Hess Corp.	257,513
9,500	Marathon Oil Corp.	282,150
1,700	Massey Energy Co.	27,047
1,200	Murphy Oil Corp.	57,252
1,400	Noble Energy, Inc.	79,450
17,200	Occidental Petroleum Corp.	968,188
2,100	Peabody Energy Corp.	55,419
2,700	Southwestern Energy Co.*	96,822
30,200	Spectra Energy Corp.	437,900
2,300	Sunoco, Inc.	60,973
900	Tesoro Corp.	13,725
7,300	The Williams Cos., Inc.	102,930
6,600	Valero Energy Corp.	130,944
2,400	XTO Energy, Inc.	83,184

		7,899,519

Paper & Forest Products – 0.0%
1,400	MeadWestvaco Corp.	21,924

Personal Products – 0.1%
3,200	Avon Products, Inc.	72,832

Pharmaceuticals – 5.1%
27,040	Abbott Laboratories	1,131,624
1,300	Allergan, Inc.	60,658
13,400	Eli Lilly & Co.	441,128
23,600	Johnson & Johnson	1,235,696
44,700	Merck & Co., Inc.	1,083,528
92,400	Pfizer, Inc.	1,234,464
18,000	Schering-Plough Corp.	414,360
16,000	Wyeth	678,400

		6,279,858

Professional Services – 0.1%
7,100	The Corporate Executive Board Co.	122,688

Real Estate Investment Trusts – 0.6%
2,400	AMB Property Corp.	45,816
300	AvalonBay Communities, Inc.	17,043
1,300	Boston Properties, Inc.	64,246
3,500	Equity Residential	80,115
2,000	HCP, Inc.	43,900
4,100	ProLogis	37,351
2,800	Public Storage	187,208
2,617	Simon Property Group, Inc.	135,037
700	Ventas, Inc.	20,048
1,028	Vornado Realty Trust	50,259

		681,023

Real Estate Management & Development – 0.0%
4,600	Forest City Enterprises, Inc.	38,778

Road & Rail – 0.2%
100	Burlington Northern Santa Fe Corp.	6,748
2,000	CSX Corp.	59,180
2,500	Norfolk Southern Corp.	89,200
100	Ryder System, Inc.	2,769
2,700	Union Pacific Corp.	132,678

		290,575

Semiconductors & Semiconductor Equipment – 1.5%
5,500	Analog Devices, Inc.	117,040
90,700	Intel Corp.	1,431,246
1,300	KLA-Tencor Corp.	36,062
2,300	MEMC Electronic Materials, Inc.*	37,260
4,100	Microchip Technology, Inc.	94,300
12,000	Micron Technology, Inc.*	58,560

		1,774,468

Software – 2.6%
4,000	Adobe Systems, Inc.*	109,400
800	Citrix Systems, Inc.*	22,824
3,100	Electronic Arts, Inc.*	63,085
62,540	Microsoft Corp.	1,267,060
77,200	Oracle Corp.	1,493,048
700	Salesforce.com, Inc.*	29,967
7,900	Symantec Corp.*	136,275
500	VMware, Inc.*	13,040

		3,134,699

Specialty Retail – 1.5%
3,300	American Eagle Outfitters, Inc.	48,906
4,500	Best Buy Co., Inc.	172,710
11,100	Limited Brands, Inc.	126,762
25,500	Staples, Inc.	525,810
34,700	The Home Depot, Inc.	913,304
2,200	The TJX Cos., Inc.	61,534

		1,849,026

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – 0.3%
6,000	NIKE, Inc. Class B	$314,820
600	VF Corp.	35,562

		350,382

Thrifts & Mortgage Finance – 0.0%
3,700	Hudson City Bancorp, Inc.	46,472

Tobacco – 0.6%
27,200	Altria Group, Inc.	444,176
900	Lorillard, Inc.	56,817
6,900	Reynolds American, Inc.	262,062

		763,055

Trading Companies & Distributors – 0.0%
600	GATX Corp.	18,066

Wireless Telecommunication Services* – 0.2%
2,900	American Tower Corp.	92,104
32,500	Sprint Nextel Corp.(b)	141,700

		233,804

TOTAL COMMON STOCKS
(Cost $66,252,683)		$73,771,751

Principal	Interest	Maturity
Amount	Rate	Date	Value

Corporate Bonds – 9.3%

Aerospace/Defense(c) – 0.1%
Alliant Techsystems, Inc.
$62,000	6.750%	04/01/16	$60,450

Banks – 1.3%
ANZ Capital Trust I(c)(d)
175,000	4.484	01/29/49	158,891
Astoria Financial Corp.(c)
150,000	5.750	10/15/12	125,987
Citigroup, Inc.
100,000	5.300	10/17/12	88,305
200,000	5.850	07/02/13	172,279
GreenPoint Bank
125,000	9.250	10/01/10	120,236
HSBC Bank USA NA
100,000	6.000	08/09/17	94,256
JPMorgan Chase & Co.
50,000	6.000	01/15/18	48,612
125,000	6.300	04/23/19	123,005
Resona Bank Ltd.(c)(d)(e)
EUR 175,000	4.125	09/27/49	108,853
$175,000	5.850	09/29/49	99,750
Royal Bank of Scotland Group PLC(c)
125,000	9.118	03/31/49	91,875
Wachovia Corp.
50,000	5.500	05/01/13	48,583
225,000	5.750	02/01/18	205,882
Wells Fargo Capital XIII(c)(e)
150,000	7.700	12/29/49	96,000

			1,582,514

Brokerage – 0.8%
Bear Stearns & Co., Inc.
375,000	7.250	02/01/18	384,328
Merrill Lynch & Co., Inc.
100,000	6.400	08/28/17	80,718
275,000	6.875	04/25/18	230,811
Morgan Stanley & Co.(c)
300,000	6.625	04/01/18	286,609

			982,466

Consumer Products(c) – 0.0%
Whirlpool Corp.
25,000	8.000	05/01/12	25,435
25,000	8.600	05/01/14	25,616

			51,051

Distributors(c)(d) – 0.1%
Florida Gas Transmission Co. LLC
125,000	7.900	05/15/19	124,775

Electric(c) – 0.8%
Arizona Public Service Co.
100,000	5.800	06/30/14	90,880
75,000	6.250	08/01/16	63,745
CenterPoint Energy, Inc. Series B
25,000	7.250	09/01/10	25,349
Commonwealth Edison Co.
175,000	5.400	12/15/11	177,222
MidAmerican Energy Holdings Co.
25,000	5.950	05/15/37	21,124
Nevada Power Co. Series L
100,000	5.875	01/15/15	96,481
NiSource Finance Corp.
50,000	10.750	03/15/16	53,505
Pacific Gas & Electric Co.
100,000	6.250	03/01/39	102,708
Progress Energy, Inc.
100,000	5.625	01/15/16	96,210
75,000	7.000	10/30/31	72,918
The AES Corp.
125,000	9.500	06/01/09	125,000

			925,142

Energy(c) – 0.7%
Canadian Natural Resources Ltd.
100,000	5.700	05/15/17	91,961
50,000	6.500	02/15/37	41,201
EnCana Corp.
150,000	6.500	02/01/38	139,666
Petroleos Mexicanos(d)
200,000	8.000	05/03/19	209,260
StatoilHydro ASA
75,000	5.250	04/15/19	76,724

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Corporate Bonds – (continued)
Energy(c) – (continued)

Transocean, Inc.
$125,000	6.800%	03/15/38	$119,667
Valero Energy Corp.
175,000	6.625	06/15/37	138,558

			817,037

Entertainment – 0.0%
Time Warner Entertainment Co.
25,000	8.375	03/15/23	26,201

Financial – 0.3%
International Lease Finance Corp.
100,000	4.950	02/01/11	76,500
LeasePlan Corp. NV(d)
300,000	3.000	05/07/12	300,114

			376,614

Food & Beverage(c) – 0.3%
Anheuser-Busch InBev Worldwide, Inc.(d)
200,000	7.750	01/15/19	209,394
General Mills, Inc.
100,000	5.650	02/15/19	102,096

			311,490

Life Insurance(c) – 0.1%
Americo Life, Inc.(d)
50,000	7.875	05/01/13	32,694
Phoenix Life Insurance Co.(d)
125,000	7.150	12/15/34	22,500
Reinsurance Group of America, Inc.(e)
75,000	6.750	12/15/65	36,711

			91,905

Media – Cable – 0.7%
Comcast Cable Communications Holdings, Inc.
125,000	10.625	07/15/12	140,820
125,000	9.455	11/15/22	145,263
Cox Communications, Inc.(c)(d)
275,000	6.250	06/01/18	253,157
Rogers Communications, Inc.(c)
50,000	6.800	08/15/18	52,395
Time Warner Cable, Inc.(c)
225,000	5.400	07/02/12	228,298

			819,933

Media-Non Cable(c) – 0.3%
EchoStar DBS Corp.
125,000	7.125	02/01/16	116,563
Reed Elsevier Capital, Inc.
125,000	8.625	01/15/19	130,862
Thomson Reuters Corp.
150,000	6.500	07/15/18	143,744

			391,169

Metals & Mining(c) – 0.2%
ArcelorMittal
225,000	6.125	06/01/18	181,318

GrafTech Finance, Inc.
13,000	10.250	02/15/12	11,765
Xstrata Canada Corp.
75,000	7.250	07/15/12	68,250

			261,333

Noncaptive-Financial – 0.2%
SLM Corp.
200,000	5.450	04/25/11	164,049
UBS Luxembourg SA for OJSC Vimpel Communications
100,000	8.250	05/23/16	70,500

			234,549

Packaging(c)(e) – 0.1%
Impress Holdings BV
EUR 125,000	4.560	09/15/13	138,925

Pharmaceuticals(c) – 0.4%
Pfizer, Inc.
$250,000	6.200	03/15/19	268,685
Roche Holdings, Inc.(d)
250,000	6.000	03/01/19	259,939

			528,624

Pipelines – 0.6%
Boardwalk Pipelines LP(c)
175,000	5.875	11/15/16	150,929
El Paso Natural Gas Co.
75,000	7.500	11/15/26	67,393
Energy Transfer Partners LP(c)
250,000	5.950	02/01/15	235,772
50,000	9.000	04/15/19	54,561
Enterprise Products Operating LP(c)(e)
100,000	8.375	08/01/66	68,845
100,000	7.034	01/15/68	61,535
Tennessee Gas Pipeline Co.(c)
50,000	7.000	10/15/28	43,337
TransCanada PipeLines Ltd.(c)
100,000	7.625	01/15/39	109,469

			791,841

Property/Casualty Insurance – 0.4%
Arch Capital Group Ltd.(c)
100,000	7.350	05/01/34	61,935
Aspen Insurance Holdings Ltd.(c)
100,000	6.000	08/15/14	81,019
Catlin Insurance Co. Ltd.(c)(d)(e)
75,000	7.249	12/31/49	27,750
CNA Financial Corp.
30,000	6.950	01/15/18	22,473
50,000	7.250	11/15/23	29,629
Endurance Specialty Holdings Ltd.(c)
100,000	6.150	10/15/15	76,842
QBE Insurance Group Ltd.(c)(d)(e)
225,000	5.647	07/01/23	127,974
Swiss Re Capital I LP(c)(d)(e)
125,000	6.854	05/29/49	49,375

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

Corporate Bonds – (continued)
Property/Casualty Insurance – (continued)

The Chubb Corp.(c)(e)
$100,000	6.375%	03/29/67	$60,465

			537,462

Real Estate Investment Trusts(c) – 0.4%
Arden Realty LP
75,000	9.150	03/01/10	76,983
Reckson Operating Partnership LP
92,000	5.150	01/15/11	78,251
Simon Property Group LP
125,000	6.125	05/30/18	103,845
Westfield Capital Corp.(d)
125,000	5.125	11/15/14	108,129
Westfield Group(d)
150,000	5.400	10/01/12	138,012

			505,220

Tobacco – 0.5%
Altria Group, Inc.
150,000	9.700	11/10/18	175,281
BAT International Finance PLC(c)(d)
125,000	9.500	11/15/18	142,037
Philip Morris International, Inc.
250,000	5.650	05/16/18	252,991

			570,309

Wireless Telecommunications(c) – 0.3%
AT&T, Inc.
325,000	6.400	05/15/38	304,650
Verizon Wireless Capital LLC(d)
100,000	8.500	11/15/18	119,760

			424,410

Wirelines Telecommunications – 0.7%
Ameritech Capital Funding
50,000	6.250	05/18/09	50,059
Deutsche Telekom International Finance BV
125,000	8.750	06/15/30	145,093
Qwest Corp.(c)
50,000	8.875	03/15/12	50,500
Telecom Italia Capital(c)
225,000	4.950	09/30/14	193,500
150,000	7.721	06/04/38	130,972
Verizon Communications, Inc.(c)
125,000	6.400	02/15/38	117,205
Windstream Corp.(c)
125,000	8.625	08/01/16	124,687

			812,016

TOTAL CORPORATE BONDS
(Cost $12,565,309)			$11,365,436

Mortgage-Backed Obligations – 23.2%

Collateralized Mortgage Obligations – 8.2%
Adjustable Rate Non-Agency(e) – 5.0%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$23,226	4.667%	04/25/34	$16,976
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-03, Class 2A1
53,555	5.070	06/25/35	33,274
Bear Stearns Alternative-A Trust II Series 2007-1, Class 1A1
836,565	6.118	09/25/47	411,632
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
674,090	4.138	02/25/37	573,643
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
288,714	0.738	08/25/35	109,865
Countrywide Alternative Loan Trust Series 2005-38, Class A3
329,321	0.788	09/25/35	130,702
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
28,335	4.533	11/20/34	15,946
Countrywide Home Loan Trust Series 2005-HYB4, Class 2A1
50,839	4.893	08/20/35	29,304
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
618,391	5.357	09/25/35	346,990
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1
426,353	0.698	01/25/36	211,913
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
686,056	4.737	07/25/35	547,019
Lehman XS Trust Series 2005-7N, Class 1A1A
230,570	0.708	12/25/35	96,365
Lehman XS Trust Series 2007-16N, Class 2A2
934,431	1.288	09/25/47	323,713
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
7,264	0.818	11/25/34	5,066
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
527,253	2.514	01/25/46	215,216
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
31,061	4.447	05/25/34	19,911
Structured Adjustable Rate Mortgage Loan Trust Series 2004-06, Class 3A2
336,238	4.652	06/25/34	252,366
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
36,500	5.450	11/25/34	26,462
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
105,127	4.203	11/25/33	86,540
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
43,643	3.706	06/25/34	37,778
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR08, Class 2A1A
369,985	0.728	07/25/45	151,511
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
569,799	0.758	08/25/45	232,772

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(e) – (continued)

Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
$321,731	0.708%	12/25/45	$129,711
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
805,338	6.594	12/28/37	410,843
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR06, Class A1
628,773	5.032	04/25/35	558,932
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
264,257	4.357	10/25/35	216,139
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
677,679	5.001	10/25/35	546,817
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
606,077	5.592	07/25/36	375,533

			6,112,939

Interest Only(f) – 0.1%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
151,698	5.500	06/25/33	12,969
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(d)(e)
1,932,888	1.321	03/13/40	41,020
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
2,180	5.500	06/25/33	188
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
234,294	5.250	07/25/33	18,933
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(e)(g)
71,355	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(e)(g)
100,397	0.000	08/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(d)(e)
1,257,346	1.879	05/15/38	19,318
FHLMC REMIC Series 2575, Class IB
97,952	5.500	08/15/30	1,771
FNMA REMIC Series 2004-47, Class EI(e)(g)
223,873	0.000	06/25/34	2,946
FNMA REMIC Series 2004-62, Class DI(e)(g)
129,784	0.000	07/25/33	1,459
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(e)
75,071	0.120	08/25/33	107
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(e)
31,907	0.320	07/25/33	118
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(d)(e)
2,225,511	1.590	02/11/36	55,275

			154,104

Inverse Floaters(e) – 0.3%
FNMA REMIC Series 1993-248, Class SA
111,731	6.669	08/25/23	108,383
GNMA Series 2001-48, Class SA
21,446	25.021	10/16/31	29,225
GNMA Series 2001-51, Class SA
33,694	30.545	10/16/31	44,610
GNMA Series 2001-51, Class SB
42,282	25.021	10/16/31	54,114
GNMA Series 2001-59, Class SA
32,429	24.858	11/16/24	42,615
GNMA Series 2002-13, Class SB
13,824	35.455	02/16/32	20,918

			299,865

Regular Floater(e)(g) – 0.1%
FHLMC REMIC Series 3038, Class XA
63,278	0.000	09/15/35	59,065
FHLMC REMIC Series 3325, Class SX
75,139	0.000	06/15/37	72,724

			131,789

Sequential Fixed Rate – 2.7%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
561,380	6.000	03/25/35	326,784
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
488,280	6.000	08/25/37	263,154
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
1,000,000	5.512	11/10/45	864,828
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
1,000,000	6.278	11/15/39	997,559
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
1,000,000	5.197	11/15/30	872,041

			3,324,366

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS			10,023,063

Federal Agencies – 15.0%
Adjustable Rate FHLMC(e) – 0.4%
500,545	4.477	08/01/35	510,962

Adjustable Rate FNMA(e) – 1.1%
20,487	5.290	09/01/32	21,002
188,715	5.339	12/01/33	192,431
266,706	4.939	01/01/34	270,992
449,777	3.941	02/01/34	457,204
393,695	4.582	01/01/35	401,925

			1,343,554

Adjustable Rate GNMA(e) – 0.7%
19,000	5.375	06/20/23	19,581
8,460	4.625	07/20/23	8,684
8,779	4.625	08/20/23	9,012

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(e) – (continued)

$23,473	4.625%	09/20/23	$24,095
6,734	5.375	03/20/24	6,935
60,888	5.375	04/20/24	62,754
7,361	5.375	05/20/24	7,589
61,371	5.375	06/20/24	63,271
32,698	4.625	07/20/24	33,576
46,009	4.625	08/20/24	47,248
14,808	4.625	09/20/24	15,206
17,735	4.125	11/20/24	18,118
15,054	4.125	12/20/24	15,479
12,588	5.375	01/20/25	12,967
6,135	5.375	02/20/25	6,320
21,401	5.375	05/20/25	22,068
15,123	4.625	07/20/25	15,535
8,048	5.375	02/20/26	8,710
23,488	5.375	01/20/27	24,204
7,686	5.375	02/20/27	7,921
62,904	5.375	04/20/27	64,860
7,631	5.375	05/20/27	7,871
7,251	5.375	06/20/27	7,479
2,370	4.125	11/20/27	2,422
9,279	4.125	12/20/27	9,480
19,660	5.375	01/20/28	20,262
6,746	5.250	02/20/28	6,934
7,445	5.375	03/20/28	7,673
38,690	4.625	07/20/29	39,751
15,730	4.625	08/20/29	16,161
5,145	4.625	09/20/29	5,284
19,621	4.125	10/20/29	20,042
24,925	4.125	11/20/29	25,458
6,001	4.125	12/20/29	6,127
8,051	5.250	01/20/30	8,275
4,062	5.250	02/20/30	4,175
15,936	5.250	03/20/30	16,378
25,601	5.375	04/20/30	26,393
64,660	5.375	05/20/30	66,671
6,232	5.375	06/20/30	6,423
52,843	4.625	07/20/30	54,257
8,039	4.625	09/20/30	8,254
17,120	3.875	10/20/30	17,411

			877,314

FHLMC – 3.3%
56,263	8.000	07/01/15	60,096
13,198	7.000	12/01/15	13,900
64,677	6.500	07/01/16	68,248
31,601	7.500	03/01/27	34,693
105,402	6.500	12/01/29	113,267
111,464	7.000	04/01/31	120,668
172,355	7.000	07/01/32	186,345
911,212	6.500	01/01/33	974,224
343,228	6.500	04/01/34	365,508
1,490	5.500	01/01/37	1,543
3,801	5.500	03/01/37	3,935
21,180	5.500	04/01/37	21,930

139,289	5.500	05/01/37	144,217
1,722	5.500	06/01/37	1,784
46,405	5.500	07/01/37	48,047
3,650	5.500	08/01/37	3,779
82,632	6.000	10/01/37	86,345
46,521	6.000	11/01/37	48,612
38,735	5.500	12/01/37	40,105
49,267	5.500	02/01/38	51,009
127,191	5.500	03/01/38	131,691
57,646	5.500	04/01/38	59,686
34,762	5.500	05/01/38	35,993
251,029	5.500	06/01/38	259,912
8,710	5.500	08/01/38	9,018
276,935	6.000	08/01/38	289,381
18,888	5.500	10/01/38	19,556
176,732	6.000	11/01/38	184,674
194,613	5.500	12/01/38	201,498
38,679	5.500	01/01/39	40,047
14,906	5.500	02/01/39	15,431
400,000	5.000	04/01/39	411,539
2,757	5.500	04/01/39	2,855

			4,049,536

FNMA – 8.1%
20,823	7.000	01/01/16	21,951
646,336	4.000	09/01/18	660,285
358,351	6.000	09/01/19	378,278
448,874	6.000	12/01/20	473,834
880,366	4.500	06/01/23	905,711
278,640	5.500	09/01/23	290,951
96,186	5.500	10/01/23	100,676
58,434	7.000	11/01/30	62,646
109,373	7.500	03/01/31	116,970
640,982	6.000	04/01/35	674,055
279,982	6.000	11/01/35	295,187
1,011,302	5.000	01/01/36	1,042,486
88,967	6.500	09/01/36	94,390
101,585	6.000	06/01/37	106,672
51,480	6.000	08/01/37	53,875
44,058	6.000	10/01/37	46,098
37,176	6.000	11/01/37	38,905
26,400	6.000	02/01/38	27,627
775,214	5.500	04/01/38	803,203
459,243	6.000	06/01/38	480,190
31,531	6.000	07/01/38	32,969
77,869	6.000	09/01/38	81,745
1,916,301	5.000	01/01/39	1,983,277
1,000,000	5.500	TBA-30yr (h)	1,035,937

			9,807,918

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations – (continued)

GNMA – 1.4%
$273,755	6.000%	08/15/38	$285,896
370,556	6.000	09/15/38	386,992
1,000,000	4.500	TBA-30yr (h)	1,016,602

			1,689,490

TOTAL FEDERAL AGENCIES			$18,278,774

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $32,269,497)			$28,301,837

Agency Debentures – 1.7%

FHLB
$200,000	5.250%	06/18/14	$223,916
FHLMC
700,000	4.750	11/17/15	770,305
FNMA
100,000	5.000	02/13/17	109,970
300,000	5.000	05/11/17	329,679
100,000	0.000 (i)	10/09/19	51,011
Tennessee Valley Authority(a)
600,000	5.375	04/01/56	602,202

TOTAL AGENCY DEBENTURES
(Cost $2,087,263)			$2,087,083

Asset-Backed Securities – 2.1%

Credit Card – 1.4%
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9
$1,700,000	4.950%	08/15/12	$1,711,084

Home Equity – 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(d)(e)
321,855	1.438	10/25/37	241,392
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(d)(e)
120,000	1.688	10/25/37	34,800
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(d)(e)
210,000	1.888	10/25/37	57,750
Countrywide Home Equity Loan Trust Series 2002-E, Class A(e)
82,491	0.711	10/15/28	38,525
Countrywide Home Equity Loan Trust Series 2003-D, Class A(e)
137,622	0.711	06/15/29	49,491
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(e)
180,567	0.731	02/15/34	58,539
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
69,006	7.000	09/25/37	24,039
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
74,957	7.000	09/25/37	24,988

Household Home Equity Loan Trust Series 2007-3, Class APT(e)
341,526	1.647	11/20/36	228,876

			758,400

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
147,096	8.330	04/01/30	111,221

TOTAL ASSET-BACKED SECURITIES
(Cost $3,416,098)			$2,580,705

Emerging Markets Debt – 0.3%

Export Development Canada
$100,000	3.125%	04/24/14	$98,675
Republic of Indonesia(d)
100,000	11.625	03/04/19	121,500
Republic of Peru
100,000	7.125	03/30/19	108,000

TOTAL EMERGING MARKETS DEBT
(Cost $298,621)			$328,175

Foreign Debt Obligations – 1.2%

Supranational – 1.2%
European Investment Bank
$500,000	3.000%	04/08/14	$493,426
Inter-American Development Bank
500,000	3.000	04/22/14	502,416
International Finance Corp.
500,000	3.000	04/22/14	492,509

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $1,495,241)			$1,488,351

U.S. Treasury Obligations – 0.5%

United States Treasury Inflation Protected Securities
$109,073	1.875%	07/15/15	$110,232
210,406	2.375	01/15/27	207,710
101,270	1.750	01/15/28	91,112
197,632	2.500	01/15/29	201,152

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $615,323)			$610,206

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(j) – 3.7%

Joint Repurchase Agreement Account II
$4,500,000	0.176%	05/01/09	$4,500,000
Maturity Value: $4,500,022
(Cost $4,500,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $123,500,035)			$125,033,544

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(e)(k) – 1.1%

Boston Global Investment Trust – Enhanced Portfolio II
1,388,414	0.456%	$1,373,142
(Cost $1,368,592)

TOTAL INVESTMENTS – 103.6%
(Cost $124,868,627)		$126,406,686

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.6)%		(4,401,021)

NET ASSETS – 100.0%		$122,005,665

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security

(a)	All or a portion of this security is segregated for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,063,419, which represents approximately 2.5% of net assets as of April 30, 2009.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(f)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,052,539 which represents approximately 1.7% of net assets as of April 30, 2009.

(i)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Joint repurchase agreement was entered into on April 30, 2009. Additional information appears on page 87.

(k)	Represents an affiliated issuer.

Investment Abbreviations:
CETIP	—	Central of Custody and Settlement of Private Bonds
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
KWCDC	—	South Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
TIIE	—	La Tasa de Interbank Equilibrium Interest Rate

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT — At April 30, 2009, the Fund had an outstanding forward foreign currency exchange contract to sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Euro	Sale	05/22/09	$218,743	$218,358	$385

FORWARD SALES CONTRACT — At April 30, 2009, the Fund had the following forward sales contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(h)	Date	Amount	Value

FNMA (Proceeds Receivable $1,030,781)	5.000%	TBA-30yr	05/12/09	$1,000,000	$1,028,516

FUTURES CONTRACTS — At April 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	7	May 2009	$1,733,419	$3,876
S & P Mini 500 Index	38	June 2009	1,653,000	220,407
2 Year Euro Schatz	5	June 2009	714,838	(476)
2 Year U.S. Treasury Notes	20	June 2009	4,350,938	1,953
5 Year U.S. Treasury Notes	(31)	June 2009	(3,631,359)	41,337
10 Year U.S. Treasury Notes	(11)	June 2009	(1,330,313)	22,606
30 Year U.S. Treasury Bonds	26	June 2009	3,186,625	(88,580)

TOTAL				$201,123

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2009, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates
					Exchanged			Upfront
	Notional				Payments	Payments		Payments made
	Amount			Termination	received by	made by	Market	(received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Banc of America Securities LLC		$4,000		04/06/12	4.736%	3 month LIBOR	$335,510	$—	$335,510
		800	(a)	06/18/29	3 month LIBOR	3.500%	13,515	(15,610)	29,125
						Mexico Interbank
Citibank NA	MXN	4,000		12/08/10	8.210	TIIE 28 Days	10,730	—	10,730
						Mexico Interbank
		10,000		12/09/10	8.210	TIIE 28 Days	26,830	—	26,830
						Mexico Interbank
Credit Suisse First Boston Corp.		1,000		12/03/10	8.400	TIIE 28 Days	2,897	—	2,897
		$500	(a)	06/18/29	3 month LIBOR	3.500	8,447	(53,648)	62,095
Deutsche Bank Securities, Inc.	KRW	253,000		01/28/11	2.820	3 month KWCDC	(643)	—	(643)
		$1,200	(a)	06/17/14	3.250	3 month LIBOR	35,190	29,913	5,277
		200	(a)	06/18/29	3 month LIBOR	3.500	3,379	(14,267)	17,646
						1 month Brazil
						CETIP Interbank
JPMorgan Securities, Inc.	BRL	1,500		01/04/10	10.060	Deposit Average	629	—	629
						Mexico Interbank
	MXN	5,500		12/01/10	8.420	TIIE 28 Days	16,057	—	16,057
						Mexico Interbank
		4,000		12/03/10	8.380	TIIE 28 Days	11,499	—	11,499
	KRW	246,000		01/28/11	2.830	3 month KWCDC	(588)	—	(588)
		$3,400	(a)	06/17/16	3.500	3 month LIBOR	112,006	66,172	45,834
		800	(a)	06/17/19	3 month LIBOR	3.500	(15,483)	(7,222)	(8,261)

TOTAL							$559,975	$5,338	$554,637

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2009.

CREDIT DEFAULT SWAP CONTRACTS

							Upfront
					Credit		Payments
		Notional	Rates (paid)		Spread at		made
	Referenced	Amount	received by	Termination	April 30, 2009(a)	Market	(received)	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	(basis points)	Value	by the Fund	Loss

Protection Purchased:
Deutsche Bank	CDX North America
Securities, Inc.	Investment Grade Index	$5,000	(1.500)%	12/20/13	200	$93,000	$150,306	$(57,306)
Protection Sold:
Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1 Index	600	0.090	08/25/37	3,740	(444,573)	(134,534)	(310,039)
	ABX-HE-AAA 07-2 Index	500	0.760	01/25/38	3,451	(371,293)	(122,356)	(248,937)

TOTAL						$(722,866)	$(106,584)	$(616,282)

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%

Aerospace & Defense – 2.1%
107,626	Lockheed Martin Corp.	$8,451,870
81,616	Northrop Grumman Corp.	3,946,133
56,806	Rockwell Collins, Inc.	2,178,510
63,553	The Boeing Co.	2,545,298
9,314	United Technologies Corp.	454,896

		17,576,707

Air Freight & Logistics – 2.2%
108,549	C.H. Robinson Worldwide, Inc.	5,770,465
177,411	Expeditors International of Washington, Inc.	6,157,936
22,539	FedEx Corp.	1,261,282
73,365	United Parcel Service, Inc. Class B	3,839,924
71,884	UTI Worldwide, Inc.	967,559

		17,997,166

Auto Components – 0.6%
23,710	Autoliv, Inc.	584,926
6,623	Federal-Mogul Corp.*	73,515
235,012	Johnson Controls, Inc.	4,467,578

		5,126,019

Beverages – 3.7%
95,183	Coca-Cola Enterprises, Inc.	1,623,822
287,451	Hansen Natural Corp.*(a)	11,716,503
225,916	PepsiCo, Inc.	11,241,580
145,597	The Coca-Cola Co.	6,267,951

		30,849,856

Biotechnology* – 3.5%
15,925	Amgen, Inc.	771,885
135,176	Biogen Idec, Inc.	6,534,408
21,861	Genzyme Corp.	1,165,847
455,639	Gilead Sciences, Inc.(a)	20,868,266

		29,340,406

Building Products* – 0.0%
4,274	Armstrong World Industries, Inc.	77,701

Capital Markets – 2.2%
19,982	BlackRock, Inc.	2,927,763
168,082	Eaton Vance Corp.(a)	4,600,404
69,142	Federated Investors, Inc. Class B	1,581,969
9,039	Franklin Resources, Inc.	546,679
287,787	SEI Investments Co.	4,037,651
84,634	T. Rowe Price Group, Inc.(a)	3,260,102
90,677	The Charles Schwab Corp.	1,675,711

		18,630,279

Chemicals – 1.7%
46,372	Ecolab, Inc.	1,787,641
31,043	FMC Corp.	1,512,725
90,493	Huntsman Corp.	485,042
123,250	Monsanto Co.	10,462,693

		14,248,101

Commercial Banks – 0.2%
33,324	Comerica, Inc.	699,137
45,253	U.S. Bancorp	824,510

		1,523,647

Commercial Services & Supplies* – 0.1%
18,706	Copart, Inc.	587,181

Communications Equipment – 4.9%
7,648	ADC Telecommunications, Inc.*	56,289
1,517,543	Cisco Systems, Inc.*	29,318,931
223,194	QUALCOMM, Inc.	9,445,570
305,730	Tellabs, Inc.*	1,602,025

		40,422,815

Computers & Peripherals – 8.5%
140,857	Apple, Inc.*(b)	17,724,036
661,338	Dell, Inc.*	7,684,748
841,052	EMC Corp.*	10,538,382
187,678	Hewlett-Packard Co.	6,752,654
162,453	International Business Machines Corp.	16,766,774
416,171	NetApp, Inc.*	7,615,929
202,252	Seagate Technology	1,650,376
44,254	Sun Microsystems, Inc.*	405,367
67,911	Western Digital Corp.*	1,597,267

		70,735,533

Construction & Engineering – 0.6%
67,021	Fluor Corp.	2,538,085
20,042	Jacobs Engineering Group, Inc.*	762,398
29,906	URS Corp.*	1,317,658

		4,618,141

Containers & Packaging – 0.3%
13,013	AptarGroup, Inc.	403,793
57,597	Ball Corp.	2,172,559

		2,576,352

Diversified Financial Services – 0.3%
386,898	Citigroup, Inc.(a)	1,180,039
6,815	CME Group, Inc.	1,508,500

		2,688,539

Diversified Telecommunication Services – 0.8%
189,827	Embarq Corp.	6,940,075

Electrical Equipment – 2.2%
531,750	Emerson Electric Co.	18,100,770

Electronic Equipment, Instruments & Components* – 1.0%
18,501	Arrow Electronics, Inc.	420,713
31,846	Avnet, Inc.	697,109
349,547	Ingram Micro, Inc.	5,075,423
62,403	Tech Data Corp.	1,796,582

		7,989,827

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – 2.1%
60,809	Exterran Holdings, Inc.*	$1,255,706
87,046	Patterson-UTI Energy, Inc.	1,106,354
312,011	Schlumberger Ltd.	15,285,419

		17,647,479

Food & Staples Retailing – 4.3%
273,874	BJ’s Wholesale Club, Inc.*(a)	9,130,959
33,138	Costco Wholesale Corp.	1,610,507
46,931	SUPERVALU, Inc.	767,322
476,136	Wal-Mart Stores, Inc.	23,997,254

		35,506,042

Food Products – 0.7%
27,051	Archer-Daniels-Midland Co.	665,996
68,856	Bunge Ltd.	3,305,776
36,074	Hormel Foods Corp.	1,128,755
103,255	Tyson Foods, Inc.	1,088,308

		6,188,835

Health Care Equipment & Supplies – 1.8%
231,852	Boston Scientific Corp.*	1,949,875
69,851	Gen-Probe, Inc.*	3,364,024
287,378	Hologic, Inc.*(a)	4,270,437
73,377	Medtronic, Inc.	2,348,064
87,145	Varian Medical Systems, Inc.*	2,908,029

		14,840,429

Health Care Providers & Services – 1.4%
10,829	AmerisourceBergen Corp.	364,288
113,501	Coventry Health Care, Inc.*	1,805,801
141,100	Humana, Inc.*	4,060,858
29,618	McKesson Corp.	1,095,866
86,297	Medco Health Solutions, Inc.*	3,758,234
10,516	UnitedHealth Group, Inc.	247,336

		11,332,383

Health Care Technology*(a) – 1.0%
58,438	Cerner Corp.	3,143,964
501,548	Hlth Corp.	5,517,028

		8,660,992

Hotels, Restaurants & Leisure – 3.9%
279,763	McDonald’s Corp.	14,908,570
92,625	Panera Bread Co.*(a)	5,187,926
144,950	Wyndham Worldwide Corp.	1,693,016
322,710	Yum! Brands, Inc.	10,762,379

		32,551,891

Household Durables – 0.2%
76,410	Harman International Industries, Inc.	1,389,898

Household Products(a) – 1.2%
173,361	Colgate-Palmolive Co.	10,228,299

Independent Power Producers & Energy Traders* – 0.3%
1,036,730	Dynegy, Inc.	1,845,379
50,665	Mirant Corp.	644,966

		2,490,345

Industrial Conglomerates – 0.1%
21,500	Tyco International Ltd.	510,840

Insurance – 0.1%
29,900	HCC Insurance Holdings, Inc.	715,208

Internet & Catalog Retail* – 0.3%
30,018	Amazon.com, Inc.	2,417,049
91,215	Liberty Media Corp. — Interactive	483,440

		2,900,489

Internet Software & Services* – 3.0%
44,793	Google, Inc.	17,736,684
64,786	Sohu.com, Inc.(a)	3,378,590
197,253	VeriSign, Inc.	4,059,467

		25,174,741

IT Services – 3.0%
788,211	Accenture Ltd.	23,197,050
31,893	Fidelity National Information Services, Inc.	569,290
66,910	NeuStar, Inc.*(a)	1,271,959

		25,038,299

Life Sciences Tools & Services* – 0.8%
180,890	Thermo Fisher Scientific, Inc.	6,345,621

Machinery – 1.6%
111,282	AGCO Corp.*	2,704,153
9,470	Cummins, Inc.	321,980
10,051	Deere & Co.	414,704
13,936	Dover Corp.	428,950
77,032	Illinois Tool Works, Inc.(a)	2,526,650
230,085	The Toro Co.(a)	6,989,982

		13,386,419

Media – 2.4%
104,889	CBS Corp. Class B	738,418
157,822	Comcast Corp.	2,439,928
33,888	Comcast Corp. Special Class A	497,476
18,495	Scripps Networks Interactive	507,503
272,981	Time Warner Cable, Inc.	8,798,178
299,774	Time Warner, Inc.	6,544,059

		19,525,562

Metals & Mining – 1.3%
54,790	Allegheny Technologies, Inc.	1,793,277
20,192	Commercial Metals Co.	300,457
141,101	Reliance Steel & Aluminum Co.	4,970,988
28,111	Schnitzer Steel Industries, Inc.	1,393,181
119,799	Southern Copper Corp.(a)	2,224,667
35,386	Titanium Metals Corp.	240,271

		10,922,841

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Multiline Retail – 1.7%
113,319	Dollar Tree, Inc.*	$4,797,927
279,332	Family Dollar Stores, Inc.	9,271,029

		14,068,956

Oil, Gas & Consumable Fuels – 6.7%
24,275	Apache Corp.	1,768,677
24,367	Cimarex Energy Co.	655,472
8,776	ConocoPhillips	359,816
72,400	Devon Energy Corp.	3,753,940
140,152	Exxon Mobil Corp.	9,343,934
158,642	Frontier Oil Corp.(a)	2,016,340
109,922	Murphy Oil Corp.	5,244,379
203,458	Occidental Petroleum Corp.	11,452,651
10,456	Southwestern Energy Co.*	374,952
154,109	Sunoco, Inc.(a)	4,085,430
445,738	Tesoro Corp.(a)	6,797,504
503,198	Valero Energy Corp.	9,983,448

		55,836,543

Pharmaceuticals – 3.9%
95,465	Abbott Laboratories	3,995,210
136,253	Bristol-Myers Squibb Co.	2,616,058
314,586	Eli Lilly & Co.	10,356,171
101,576	Forest Laboratories, Inc.*	2,203,184
10,430	Johnson & Johnson	546,115
222,650	King Pharmaceuticals, Inc.*	1,754,482
38,817	Merck & Co., Inc.	940,924
417,815	Schering-Plough Corp.	9,618,101

		32,030,245

Professional Services – 1.1%
144,709	Manpower, Inc.	6,235,511
107,458	Robert Half International, Inc.(a)	2,581,141

		8,816,652

Real Estate Investment Trusts – 0.6%
3,276	Federal Realty Investment Trust	180,835
111,914	Nationwide Health Properties, Inc.(a)	2,763,157
32,980	Plum Creek Timber Co., Inc.(a)	1,138,469
9,795	Rayonier, Inc.	378,283
32,700	SL Green Realty Corp.(a)	577,482

		5,038,226

Road & Rail(a) – 1.4%
409,716	J.B. Hunt Transportation Services, Inc.	11,521,214

Semiconductors & Semiconductor Equipment – 4.7%
263,788	Atmel Corp.*	1,012,946
358,087	Broadcom Corp.*	8,304,038
236,273	Cypress Semiconductor Corp.*	1,873,645
4,035	Fairchild Semiconductor International, Inc.*	24,856
120,749	Integrated Device Technology, Inc.*	655,667
1,108,169	Intel Corp.	17,486,907
319,997	LSI Corp.*	1,228,788

117,525	Marvell Technology Group Ltd.*	1,290,424
377,703	Texas Instruments, Inc.(a)	6,821,316

		38,698,587

Software – 7.1%
150,324	Activision Blizzard, Inc.*	1,618,989
322,134	Adobe Systems, Inc.*	8,810,365
86,966	Cadence Design Systems, Inc.*	485,270
1,900,964	Microsoft Corp.	38,513,531
328,788	Oracle Corp.	6,358,760
125,378	Symantec Corp.*	2,162,771
38,783	Synopsys, Inc.*	844,694

		58,794,380

Specialty Retail – 2.2%
8,796	Advance Auto Parts, Inc.	384,825
32,380	Barnes & Noble, Inc.(a)	845,765
364,168	PetSmart, Inc.	8,332,164
144,406	Ross Stores, Inc.(a)	5,478,764
19,693	Signet Jewelers Ltd.	312,528
111,722	The TJX Cos., Inc.	3,124,864

		18,478,910

Textiles, Apparel & Luxury Goods – 0.1%
31,260	Coach, Inc.*	765,870
29,506	Jones Apparel Group, Inc.	272,636

		1,038,506

Tobacco – 2.9%
277,911	Lorillard, Inc.	17,544,522
185,110	Philip Morris International, Inc.	6,700,982

		24,245,504

Trading Companies & Distributors – 0.1%
8,458	Fastenal Co.	324,449
9,601	MSC Industrial Direct Co., Inc.	392,201

		716,650

Wireless Telecommunication Services – 0.8%
25,396	Leap Wireless International, Inc.*	916,034
56,783	NII Holdings, Inc.*	917,613
904,318	Sprint Nextel Corp.*	3,942,827
18,539	Telephone & Data Systems, Inc.	531,513
1,918	United States Cellular Corp.*	65,212

		6,373,199

TOTAL COMMON STOCKS
(Cost $884,728,357)		$811,043,300

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(c) – 2.7%

Joint Repurchase Agreement Account II
$22,400,000	0.176%	05/01/09	$22,400,000
Maturity Value: $22,400,110
(Cost $22,400,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $907,128,357)			$833,443,300

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 9.0%

Boston Global Investment Trust – Enhanced Portfolio II
75,290,023	0.456%	$74,461,833
(Cost $73,952,433)

TOTAL INVESTMENTS – 109.4%
(Cost $981,080,790)		$907,905,133

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.4)%		(78,241,255)

NET ASSETS – 100.0%		$829,663,878

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on April 30, 2009. Additional information appears on page 87.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At April 30, 2009, the following futures contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

S&P Mini 500 Index	449	June 2009	$19,531,500	$1,353,695

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%

Aerospace & Defense – 0.3%
18,414	Lockheed Martin Corp.	$1,446,051
24,107	Northrop Grumman Corp.	1,165,574

		2,611,625

Air Freight & Logistics – 1.3%
20,986	C.H. Robinson Worldwide, Inc.	1,115,616
107,070	Expeditors International of Washington, Inc.(a)	3,716,400
96,463	FedEx Corp.	5,398,069
72,562	UTI Worldwide, Inc.	976,684

		11,206,769

Auto Components – 0.9%
67,587	Autoliv, Inc.(a)	1,667,371
15,868	BorgWarner, Inc.	459,379
8,906	Federal-Mogul Corp.*	98,857
296,505	Johnson Controls, Inc.(a)	5,636,560

		7,862,167

Beverages – 1.1%
38,398	Coca-Cola Enterprises, Inc.	655,070
216,196	Hansen Natural Corp.*(a)	8,812,149

		9,467,219

Biotechnology* – 2.5%
212,658	Amgen, Inc.	10,307,533
39,560	Biogen Idec, Inc.	1,912,330
180,838	Gilead Sciences, Inc.(a)	8,282,381

		20,502,244

Building Products* – 0.0%
10,698	Armstrong World Industries, Inc.	194,490

Capital Markets – 4.4%
222,310	Bank of New York Mellon Corp.	5,664,459
23,493	BlackRock, Inc.(a)	3,442,194
203,150	Eaton Vance Corp.	5,560,215
57,568	Federated Investors, Inc. Class B	1,317,156
22,446	Franklin Resources, Inc.	1,357,534
87,387	Invesco Ltd.	1,286,337
228,686	Morgan Stanley(a)	5,406,137
62,010	Raymond James Financial, Inc.(a)	972,937
344,540	SEI Investments Co.	4,833,896
116,521	T. Rowe Price Group, Inc.(a)	4,488,389
104,173	The Charles Schwab Corp.	1,925,117

		36,254,371

Chemicals – 0.7%
12,608	FMC Corp.	614,388
236,831	Huntsman Corp.(a)	1,269,414
12,929	Monsanto Co.	1,097,543
157,358	The Dow Chemical Co.	2,517,728

		5,499,073

Commercial Banks – 5.3%
45,661	BancorpSouth, Inc.	1,061,618
256,050	BB&T Corp.(a)	5,976,207
332,938	Comerica, Inc.	6,985,039

13,175	M&T Bank Corp.(a)	691,029
233,633	Synovus Financial Corp.(a)	754,635
508,680	U.S. Bancorp	9,268,150
970,552	Wells Fargo & Co.	19,420,745

		44,157,423

Commercial Services & Supplies – 0.0%
7,575	Steelcase, Inc.	34,315

Communications Equipment* – 0.1%
14,328	ADC Telecommunications, Inc.(a)	105,454
182,654	Tellabs, Inc.	957,107

		1,062,561

Computers & Peripherals – 1.2%
36,716	Dell, Inc.*	426,640
275,595	EMC Corp.*	3,453,205
195,724	NetApp, Inc.*(a)	3,581,749
140,866	Seagate Technology	1,149,467
133,880	Sun Microsystems, Inc.*	1,226,341

		9,837,402

Construction & Engineering* – 0.2%
39,868	URS Corp.	1,756,584

Containers & Packaging – 1.1%
40,330	AptarGroup, Inc.(a)	1,251,440
119,448	Ball Corp.	4,505,578
129,360	Sonoco Products Co.	3,157,678

		8,914,696

Diversified Financial Services – 5.1%
1,174,723	Bank of America Corp.	10,490,276
1,848,826	Citigroup, Inc.(a)	5,638,919
11,040	CME Group, Inc.	2,443,704
661,439	JPMorgan Chase & Co.	21,827,487
67,524	Moody’s Corp.(a)	1,993,309

		42,393,695

Diversified Telecommunication Services – 6.3%
962,573	AT&T, Inc.(b)	24,661,120
14,821	CenturyTel, Inc.	402,390
293,303	Embarq Corp.	10,723,158
559,110	Verizon Communications, Inc.	16,963,397

		52,750,065

Electric Utilities – 2.1%
294,757	Duke Energy Corp.	4,070,594
61,557	Edison International	1,754,990
152,051	Exelon Corp.	7,014,113
72,479	Pinnacle West Capital Corp.	1,984,475
77,149	PPL Corp.(a)	2,307,526

		17,131,698

Electrical Equipment – 1.0%
242,169	Emerson Electric Co.	8,243,433

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components* – 0.6%
3,559	Arrow Electronics, Inc.	$80,932
282,681	Ingram Micro, Inc.	4,104,528
27,246	Tech Data Corp.(a)	784,412

		4,969,872

Food & Staples Retailing – 2.1%
208,961	BJ’s Wholesale Club, Inc.*(a)	6,966,760
89,151	SUPERVALU, Inc.	1,457,619
173,498	Wal-Mart Stores, Inc.	8,744,299

		17,168,678

Food Products – 2.6%
223,773	Archer-Daniels-Midland Co.	5,509,291
122,100	Bunge Ltd.(a)	5,862,021
84,311	Campbell Soup Co.	2,168,479
31,624	Dean Foods Co.*	654,617
77,952	Hormel Foods Corp.(a)	2,439,118
23,663	Smithfield Foods, Inc.*	204,448
36,417	The Hershey Co.	1,316,111
291,741	Tyson Foods, Inc.	3,074,950

		21,229,035

Health Care Equipment & Supplies* – 0.6%
270,563	Boston Scientific Corp.	2,275,435
11,352	Gen-Probe, Inc.	546,712
127,670	Hologic, Inc.	1,897,176

		4,719,323

Health Care Providers & Services – 1.3%
153,756	Coventry Health Care, Inc.*	2,446,258
145,200	Humana, Inc.*	4,178,856
38,506	McKesson Corp.	1,424,722
60,557	UnitedHealth Group, Inc.	1,424,300
27,451	WellPoint, Inc.*	1,173,805

		10,647,941

Health Care Technology*(a) – 0.5%
23,174	Cerner Corp.	1,246,761
275,849	Hlth Corp.	3,034,339

		4,281,100

Hotels, Restaurants & Leisure – 1.6%
82,429	Panera Bread Co.*(a)	4,616,848
182,505	Wyndham Worldwide Corp.	2,131,658
192,293	Yum! Brands, Inc.	6,412,972

		13,161,478

Household Durables(a) – 0.5%
224,555	Harman International Industries, Inc.	4,084,655

Household Products – 1.5%
99,311	Colgate-Palmolive Co.	5,859,349
137,240	The Procter & Gamble Co.	6,785,146

		12,644,495

Independent Power Producers & Energy Traders* – 0.9%
1,999,754	Dynegy, Inc.	3,559,562
300,876	Mirant Corp.(a)	3,830,152

		7,389,714

Industrial Conglomerates – 2.1%
1,378,955	General Electric Co.	17,443,781

Insurance – 4.5%
76,800	Aflac, Inc.	2,218,752
1,797	Alleghany Corp.*	455,827
73,976	Arch Capital Group Ltd.*	4,274,333
12,539	Axis Capital Holdings Ltd.	308,961
3	Berkshire Hathaway, Inc.*	282,000
149,381	Endurance Specialty Holdings Ltd.(a)	3,907,807
93,072	First American Corp.(a)	2,613,462
144,370	HCC Insurance Holdings, Inc.(a)	3,453,330
271,016	Loews Corp.	6,745,588
17,083	MetLife, Inc.	508,219
95,932	Old Republic International Corp.	898,883
9,897	The Chubb Corp.	385,488
93,943	The Progressive Corp.*	1,435,449
178,993	The Travelers Cos., Inc.	7,363,772
162,675	Unum Group	2,658,110

		37,509,981

Internet & Catalog Retail* – 0.1%
159,664	Liberty Media Corp. — Interactive	846,219

Internet Software & Services* – 0.0%
19,857	VeriSign, Inc.	408,657

IT Services – 1.2%
341,788	Accenture Ltd.	10,058,821

Life Sciences Tools & Services* – 0.3%
72,898	Thermo Fisher Scientific, Inc.	2,557,262

Machinery – 0.5%
31,573	AGCO Corp.*(b)	767,224
25,742	Illinois Tool Works, Inc.	844,338
82,479	The Toro Co.(a)	2,505,712

		4,117,274

Media – 4.3%
198,951	CBS Corp. Class B	1,400,615
441,936	Comcast Corp.	6,832,331
91,334	Comcast Corp. Special Class A	1,340,783
154,297	The Walt Disney Co.	3,379,104
325,523	Time Warner Cable, Inc.	10,491,606
581,277	Time Warner, Inc.	12,689,277

		36,133,716

Metals & Mining – 1.0%
30,131	Allegheny Technologies, Inc.	986,188
40,170	Commercial Metals Co.	597,730
140,870	Reliance Steel & Aluminum Co.	4,962,850
24,531	Schnitzer Steel Industries, Inc.(a)	1,215,756

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)

35,272	Titanium Metals Corp.	$239,497

		8,002,021

Multi-Utilities – 1.1%
97,153	Integrys Energy Group, Inc.(a)	2,565,811
36,540	MDU Resources Group, Inc.	642,008
275,862	NiSource, Inc.	3,031,723
48,795	OGE Energy Corp.	1,254,520
12,570	SCANA Corp.	379,865
59,519	Vectren Corp.	1,319,536

		9,193,463

Multiline Retail – 1.2%
52,931	Dollar Tree, Inc.*	2,241,098
239,751	Family Dollar Stores, Inc.	7,957,336

		10,198,434

Oil, Gas & Consumable Fuels – 17.8%
92,655	Apache Corp.	6,750,844
438,202	Chevron Corp.	28,965,152
27,327	Cimarex Energy Co.	735,096
327,277	ConocoPhillips	13,418,357
178,027	Devon Energy Corp.	9,230,700
854,772	Exxon Mobil Corp.	56,987,649
115,906	Frontier Oil Corp.	1,473,165
54,644	Murphy Oil Corp.	2,607,065
37,617	Occidental Petroleum Corp.	2,117,461
36,538	St. Mary Land & Exploration Co.(a)	652,934
144,629	Sunoco, Inc.	3,834,115
426,488	Tesoro Corp.(a)	6,503,942
714,590	Valero Energy Corp.	14,177,466

		147,453,946

Pharmaceuticals – 7.3%
468,886	Eli Lilly & Co.	15,435,727
79,507	Forest Laboratories, Inc.*	1,724,507
251,152	Johnson & Johnson	13,150,319
329,465	King Pharmaceuticals, Inc.*	2,596,184
286,848	Merck & Co., Inc.	6,953,196
1,129,123	Pfizer, Inc.(a)	15,085,083
117,974	Schering-Plough Corp.	2,715,762
77,091	Wyeth	3,268,658

		60,929,436

Professional Services – 0.9%
141,374	Manpower, Inc.	6,091,806
40,751	Robert Half International, Inc.(a)	978,839

		7,070,645

Real Estate Investment Trusts – 2.4%
8,618	Digital Realty Trust, Inc.	310,334
26,332	Equity Residential	602,740
37,682	Federal Realty Investment Trust(a)	2,080,046
92,014	Liberty Property Trust(a)	2,239,621
181,333	Nationwide Health Properties, Inc.(a)	4,477,112
81,464	Plum Creek Timber Co., Inc.(a)	2,812,137
49,298	Rayonier, Inc.	1,903,889
97,671	Regency Centers Corp.(a)	3,657,779
108,364	SL Green Realty Corp.(a)	1,913,708

		19,997,366

Road & Rail(a) – 0.8%
242,643	J.B. Hunt Transportation Services, Inc.	6,823,121

Semiconductors & Semiconductor Equipment* – 0.8%
178,317	Broadcom Corp.	4,135,171
161,040	Cypress Semiconductor Corp.(a)	1,277,047
10,091	Fairchild Semiconductor International, Inc.	62,161
149,492	Integrated Device Technology, Inc.	811,742

		6,286,121

Software – 0.3%
19,916	Adobe Systems, Inc.*	544,703
85,029	Microsoft Corp.	1,722,687
17,805	Symantec Corp.*	307,136

		2,574,526

Specialty Retail – 2.3%
51,547	Barnes & Noble, Inc.	1,346,408
336,403	PetSmart, Inc.	7,696,901
165,677	Ross Stores, Inc.	6,285,785
44,911	Signet Jewelers Ltd.	712,737
96,192	The TJX Cos., Inc.	2,690,490

		18,732,321

Textiles, Apparel & Luxury Goods – 0.1%
56,919	Jones Apparel Group, Inc.	525,932

Thrifts & Mortgage Finance – 0.1%
65,489	Hudson City Bancorp, Inc.	822,542

Tobacco – 1.8%
243,442	Lorillard, Inc.	15,368,493

Water Utilities – 0.1%
43,930	American Water Works Co., Inc.	790,740

Wireless Telecommunication Services – 1.1%
15,716	Leap Wireless International, Inc.*	566,876
32,163	NII Holdings, Inc.*	519,754
1,663,955	Sprint Nextel Corp.*(a)	7,254,844
13,491	Telephone & Data Systems, Inc.	386,787
2,025	United States Cellular Corp.*	68,850

		8,797,111

TOTAL COMMON STOCKS
(Cost $928,376,364)		$812,818,050

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(c) – 2.5%

Joint Repurchase Agreement Account II
$21,100,000	0.176%	05/01/09	$21,100,000
Maturity Value: $21,100,103
(Cost $21,100,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $949,476,364)			$833,918,050

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 13.9%

Boston Global Investment Trust – Enhanced Portfolio II
116,637,925	0.456%	$115,354,908
(Cost $114,624,611)

TOTAL INVESTMENTS – 114.3%
(Cost $1,064,100,975)		$949,272,958

LIABILITIES IN EXCESS OF OTHER ASSETS – (14.3)%		(118,615,588)

NET ASSETS – 100.0%		$830,657,370

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

(b)	A portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on April 30, 2009. Additional information appears on page 87.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(e)	Represents an affiliated issuer.
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At April 30, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	467	June 2009	$20,314,500	$1,363,510

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%

Aerospace & Defense – 1.2%
37,636	AAR Corp.*(a)	$567,175
10,911	American Science and Engineering, Inc.	657,497
31,782	Applied Signal Technology, Inc.	628,012
54,724	Ceradyne, Inc.*	943,442
69,726	DynCorp International, Inc.*	1,063,322
32,721	Esterline Technologies Corp.*	862,198
371,163	Taser International, Inc.*	1,781,582

		6,503,228

Air Freight & Logistics – 0.3%
117,624	Pacer International, Inc.	498,726
83,351	UTI Worldwide, Inc.	1,121,904

		1,620,630

Airlines – 0.2%
103,010	SkyWest, Inc.	1,240,240

Auto Components – 0.5%
29,960	Autoliv, Inc.	739,113
77,878	Exide Technologies*	422,878
31,186	Federal-Mogul Corp.*	346,165
45,092	Modine Manufacturing Co.	172,251
19,411	Standard Motor Products, Inc.	77,644
29,783	Stoneridge, Inc.*	68,799
43,906	Superior Industries International, Inc.	662,102

		2,488,952

Beverages* – 0.6%
60,123	Hansen Natural Corp.	2,450,614
77,460	National Beverage Corp.	815,654
1,042	The Boston Beer Co., Inc.	27,717

		3,293,985

Biotechnology – 5.1%
21,107	Affymax, Inc.*	374,438
283,048	Alkermes, Inc.*	2,165,317
756,263	Cell Genesys, Inc.*	423,507
51,834	Cepheid, Inc.*	502,790
107,160	Cubist Pharmaceuticals, Inc.*	1,778,856
61,447	Emergent Biosolutions, Inc.*	658,097
295,238	Enzon Pharmaceuticals, Inc.*(a)	1,697,619
278,947	Facet Biotech Corp.*	2,608,155
51,114	Genomic Health, Inc.*	1,150,065
37,113	Idera Pharmaceuticals, Inc.*	223,049
91,790	ImmunoGen, Inc.*	637,941
169,942	Immunomedics, Inc.*(a)	197,133
106,174	Isis Pharmaceuticals, Inc.*(a)	1,664,808
163,172	Lexicon Pharmaceuticals, Inc.*	179,489
77,480	Martek Biosciences Corp.*	1,411,686
283,891	Maxygen, Inc.*	1,660,762
26,984	Medivation, Inc.*(a)	521,601
113,157	Molecular Insight Pharmaceuticals, Inc.*(a)	420,944
614,934	Nabi Biopharmaceuticals*(a)	2,115,373
427,825	PDL BioPharma, Inc.	3,058,949

196,923	Progenics Pharmaceuticals, Inc.*(a)	1,079,138
130,167	Regeneron Pharmaceuticals, Inc.*	1,726,014
209,224	Synta Pharmaceuticals Corp.*(a)	679,978
716,902	XOMA Ltd.*	387,127

		27,322,836

Building Products – 0.7%
41,467	American Woodmark Corp.	858,367
66,867	Apogee Enterprises, Inc.	896,018
21,787	Armstrong World Industries, Inc.*	396,088
34,159	Builders FirstSource, Inc.*(a)	113,066
59,165	Gibraltar Industries, Inc.	396,405
3,677	Insteel Industries, Inc.	27,394
5,249	Quanex Building Products Corp.	53,802
29,077	Universal Forest Products, Inc.	975,824

		3,716,964

Capital Markets – 2.5%
443,633	Apollo Investment Corp.	2,129,438
2,970	Capital Southwest Corp.	230,947
24,903	Cohen & Steers, Inc.(a)	366,572
60,320	Eaton Vance Corp.	1,650,958
23,030	Federated Investors, Inc. Class B	526,926
31,798	GAMCO Investors, Inc.	1,594,670
135,879	Knight Capital Group, Inc.*(a)	2,104,766
37,596	MF Global Ltd.*(a)	229,336
32,526	NGP Capital Resources Co.	228,333
35,220	Penson Worldwide, Inc.*	357,131
21,935	Piper Jaffray Cos., Inc.*	760,486
231,459	SEI Investments Co.	3,247,370

		13,426,933

Chemicals – 1.4%
43,480	A. Schulman, Inc.	682,201
15,150	American Vanguard Corp.(a)	193,768
96,460	Huntsman Corp.	517,026
25,929	Innospec, Inc.	203,802
27,353	Minerals Technologies, Inc.(a)	1,017,258
78,528	Rockwood Holdings, Inc.*	965,894
193,629	Spartech Corp.	760,962
156,541	Westlake Chemical Corp.(a)	2,927,317

		7,268,228

Commercial Banks – 5.3%
21,572	1st Source Corp.	423,674
92,614	Associated Banc-Corp.(a)	1,432,739
97,351	BancorpSouth, Inc.	2,263,411
38,306	BancTrust Financial Group, Inc.(a)	252,053
175,824	Cathay General Bancorp(a)	1,972,745
91,131	Central Pacific Financial Corp.	534,028
18,256	Cullen/Frost Bankers, Inc.	859,675
233,675	CVB Financial Corp.(a)	1,404,387
380,130	First Bancorp(a)	2,094,516
24,780	FirstMerit Corp.	480,980
65,922	Heritage Commerce Corp.	532,650
272,089	International Bancshares Corp.(a)	3,675,922
15,156	Lakeland Financial Corp.	284,478

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Commercial Banks – (continued)

89,306	Pinnacle Financial Partners, Inc.*(a)	$1,593,219
70,763	Renasant Corp.	997,758
19,838	Republic Bancorp, Inc.	441,197
247,790	Sterling Bancshares, Inc.	1,647,804
313,891	Susquehanna Bancshares, Inc.(a)	2,529,961
10,159	TriCo Bancshares	162,544
60,206	Trustmark Corp.	1,308,878
29,028	Umpqua Holdings Corp.(a)	278,379
55,806	Whitney Holding Corp.(a)	667,440
180,947	Wilshire Bancorp, Inc.	731,026
120,413	Wintrust Financial Corp.	2,047,021

		28,616,485

Commercial Services & Supplies – 1.5%
128,917	Acco Brands Corp.*	269,437
34,215	AMREP Corp.*(a)	636,057
21,960	ATC Technology Corp.*	348,944
108,029	Comfort Systems USA, Inc.	1,165,633
88,104	HNI Corp.(a)	1,365,612
72,439	ICT Group, Inc.*	512,868
117,464	Kimball International, Inc. Class B	644,877
60,381	Knoll, Inc.	427,498
23,458	Sykes Enterprises, Inc.*	461,184
128,823	The Standard Register Co.	672,456
55,510	United Stationers, Inc.*	1,816,842

		8,321,408

Communications Equipment – 3.2%
388,105	3Com Corp.*	1,571,825
146,330	Acme Packet, Inc.*	1,128,204
32,656	ADC Telecommunications, Inc.*	240,348
34,033	Airvana, Inc.*	193,648
252,881	Arris Group, Inc.*	2,698,240
19,675	Aruba Networks, Inc.*	92,276
127,317	BigBand Networks*	746,078
79,183	Emulex Corp.*	829,046
127,377	Extreme Networks, Inc.*	224,184
55,790	Harris Stratex Networks, Inc.*	224,276
6,533	Ixia*	37,630
30,722	Network Equipment Technologies, Inc.*	120,737
603,718	Oclaro, Inc.*	597,681
57,010	Plantronics, Inc.	726,307
70,485	Polycom, Inc.*	1,313,840
51,528	SeaChange International, Inc.*	323,081
93,593	ShoreTel, Inc.*	467,029
104,583	Starent Networks Corp.*(a)	2,063,423
223,948	Symmetricom, Inc.*	1,115,261
316,546	Tellabs, Inc.*	1,658,701
96,118	Tollgrade Communications, Inc.*	571,902

		16,943,717

Computers & Peripherals – 1.3%
146,554	Avid Technology, Inc.*	1,622,353
102,998	Cray, Inc.*	432,592
72,328	Electronics for Imaging, Inc.*	710,261

147,744	Imation Corp.(a)	1,477,440
157,505	Novatel Wireless, Inc.*	1,078,909
737,957	Quantum Corp.*	774,855
19,164	STEC, Inc.*	183,974
29,144	Synaptics, Inc.*(a)	946,597

		7,226,981

Construction & Engineering – 0.9%
122,770	Dycom Industries, Inc.*	1,033,724
27,386	EMCOR Group, Inc.*	569,355
69,902	Granite Construction, Inc.(a)	2,757,634
29,807	Integrated Electrical Services, Inc.*	286,445

		4,647,158

Consumer Finance – 0.5%
352,612	Advance America Cash Advance Centers, Inc.	1,410,448
36,198	Cash America International, Inc.	809,387
18,473	World Acceptance Corp.*(a)	548,279

		2,768,114

Containers & Packaging – 0.1%
2,630	AEP Industries, Inc.*	53,468
7,477	Ball Corp.	282,033
40,813	Myers Industries, Inc.	409,354

		744,855

Distributors* – 0.2%
48,929	Core-Mark Holding Co., Inc.	937,969

Diversified Financial Services – 0.7%
193,845	Compass Diversified Holdings	1,732,974
72,050	Financial Federal Corp.	1,773,150
41,388	Primus Guaranty Ltd.*	84,432

		3,590,556

Diversified Telecommunication Services – 1.7%
111,373	Cbeyond, Inc.*(a)	2,269,782
36,853	General Communication, Inc.*	282,294
116,235	Global Crossing Ltd.*	843,866
152,567	IDT Corp. Class B*	207,491
65,397	Iowa Telecommunications Services, Inc.(a)	861,932
43,972	NTELOS Holdings Corp.	702,673
644,026	PAETEC Holding Corp.*	1,977,160
125,691	Premiere Global Services, Inc.*	1,324,783
58,229	tw telecom, inc.*	535,124

		9,005,105

Electric Utilities – 0.5%
38,111	Portland General Electric Co.	696,288
83,126	Unisource Energy Corp.	2,187,876

		2,884,164

Electrical Equipment – 2.5%
43,447	A.O. Smith Corp.	1,350,767
84,360	Acuity Brands, Inc.(a)	2,424,506

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)

75,644	Baldor Electric Co.(a)	$1,754,941
116,707	Belden, Inc.	1,881,317
21,389	C&D Technologies, Inc.*(a)	46,842
76,140	Encore Wire Corp.	1,662,898
24,607	Fushi Copperweld, Inc.*	125,004
231,300	LSI Industries, Inc.	1,297,593
5,127	Powell Industries, Inc.*	184,521
289,195	Power-One, Inc.*	349,926
46,298	Vicor Corp.	248,620
108,570	Woodward Governor Co.	2,167,057

		13,493,992

Electronic Equipment, Instruments & Components* – 1.7%
12,907	Arrow Electronics, Inc.	293,505
26,185	Avnet, Inc.	573,190
132,349	Benchmark Electronics, Inc.	1,605,393
351,242	Brightpoint, Inc.(a)	1,829,971
189,815	Ingram Micro, Inc.	2,756,114
42,435	Insight Enterprises, Inc.	242,728
55,396	Tech Data Corp.	1,594,851

		8,895,752

Energy Equipment & Services – 0.8%
6,798	Cal Dive International, Inc.*	53,840
45,318	CARBO Ceramics, Inc.(a)	1,391,716
47,009	Exterran Holdings, Inc.*(a)	970,736
16,721	SEACOR Holdings, Inc.*	1,098,904
6,408	Union Drilling, Inc.*	38,384
53,402	Willbros Group, Inc.*	611,987

		4,165,567

Food & Staples Retailing – 1.4%
84,705	Casey’s General Stores, Inc.	2,254,000
60,555	Ingles Markets, Inc.	945,264
24,130	Susser Holdings Corp.*	348,678
53,384	The Great Atlantic & Pacific Tea Co., Inc.*(a)	391,839
62,815	The Pantry, Inc.*	1,483,690
33,197	Weis Markets, Inc.	1,227,957
98,828	Winn-Dixie Stores, Inc.*	1,132,569

		7,783,997

Food Products – 1.6%
27,504	Calavo Growers, Inc.	390,832
64,872	Darling International, Inc.*	371,068
148,013	Imperial Sugar Co.(a)	969,485
57,514	J&J Snack Foods Corp.	2,229,243
14,478	Lancaster Colony Corp.	634,136
53,022	Lance, Inc.	1,227,990
172,502	Reddy Ice Holdings, Inc.	388,129
58,266	Sanderson Farms, Inc.(a)	2,324,813

		8,535,696

Gas Utilities – 0.3%
36,732	New Jersey Resources Corp.	1,209,217
10,514	Southwest Gas Corp.	212,488

		1,421,705

Health Care Equipment & Supplies – 2.1%
23,406	Abaxis, Inc.*(a)	353,899
52,745	AngioDynamics, Inc.*	668,279
2,859	Atrion Corp.	256,052
26,374	Beckman Coulter, Inc.	1,386,217
44,775	Cantel Medical Corp.*	632,671
31,587	CONMED Corp.*	420,739
70,536	ev3, Inc.*(a)	589,681
16,141	Gen-Probe, Inc.*	777,351
102,485	Hologic, Inc.*	1,522,927
85,189	Invacare Corp.(a)	1,311,059
18,073	IRIS International, Inc.*	201,875
24,023	Masimo Corp.*	694,265
112,605	Medical Action Industries, Inc.*	1,092,268
91,099	Osteotech, Inc.*	347,998
89,933	Palomar Medical Technologies, Inc.*	774,323
60,413	Theragenics Corp.*	74,912

		11,104,516

Health Care Providers & Services* – 3.0%
45,559	AMERIGROUP Corp.	1,360,847
135,356	AMN Healthcare Services, Inc.	932,603
71,612	Assisted Living Concepts, Inc.	1,420,066
47,388	Centene Corp.	870,517
4,595	Cross Country Healthcare, Inc.	40,482
84,184	Healthspring, Inc.	777,018
133,886	Kindred Healthcare, Inc.	1,743,196
124,864	MedCath Corp.	1,263,624
57,968	Molina Healthcare, Inc.(a)	1,255,007
301,400	Nighthawk Radiology Holdings, Inc.	1,075,998
198,823	PharMerica Corp.(a)	3,628,520
14,988	RehabCare Group, Inc.	250,300
1,680	Res-Care, Inc.	26,914
6,181	Skilled Healthcare Group, Inc.	53,960
145,634	Universal American Financial Corp.	1,504,399

		16,203,451

Health Care Technology(a) – 1.2%
91,403	Computer Programs and Systems, Inc.	3,198,191
272,419	Hlth Corp.*	2,996,609

		6,194,800

Hotels, Restaurants & Leisure – 5.3%
53,641	Buffalo Wild Wings, Inc.*(a)	2,094,145
49,002	California Pizza Kitchen, Inc.*	769,822
51,828	CEC Entertainment, Inc.*	1,578,681
148,995	CKE Restaurants, Inc.	1,425,882
43,800	Cracker Barrel Old Country Store, Inc.(a)	1,428,318
45,744	Domino’s Pizza, Inc.*	431,823
23,702	Einstein Noah Restaurant Group, Inc.*	255,745
44,539	Jack in the Box, Inc.*	1,095,214

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)

111,374	Landry’s Restaurants, Inc.*(a)	$1,017,958
3,016	Lodgian, Inc.*	7,751
342,758	O’Charley’s, Inc.	2,389,023
63,948	P.F. Chang’s China Bistro, Inc.*(a)	1,929,951
84,082	Panera Bread Co.*(a)	4,709,433
154,683	Papa John’s International, Inc.*	4,105,287
19,729	Peet’s Coffee & Tea, Inc.*	538,207
24,936	Red Robin Gourmet Burgers, Inc.*	612,179
82,531	Ruby Tuesday, Inc.*	633,838
42,630	The Cheesecake Factory, Inc.*	740,483
222,404	The Steak n Shake Co.*	2,570,990
27,609	Wyndham Worldwide Corp.	322,473

		28,657,203

Household Durables – 1.0%
157,357	American Greetings Corp.	1,235,252
47,972	Blyth, Inc.	2,114,606
10,904	CSS Industries, Inc.	216,553
66,341	Harman International Industries, Inc.	1,206,743
36,809	Tempur-Pedic International, Inc.	473,364

		5,246,518

Household Products* – 0.8%
475,213	Central Garden & Pet Co.	4,310,182

Insurance – 2.8%
39,537	American Equity Investment Life Holding Co.(a)	222,593
41,729	American Safety Insurance Holdings Ltd.*	474,876
83,292	Aspen Insurance Holdings Ltd.	1,964,026
37,949	CNA Surety Corp.*	730,518
39,664	Crawford & Co. Class B*(a)	236,001
17,429	eHealth, Inc.*	334,463
44,700	Employers Holdings, Inc.	372,798
18,392	First American Corp.	516,447
11,567	FPIC Insurance Group, Inc.*	353,256
16,542	HCC Insurance Holdings, Inc.	395,685
58,184	Infinity Property & Casualty Corp.	2,050,404
34,909	IPC Holdings Ltd.	909,031
141,755	Maiden Holdings Ltd.(a)	639,315
117,367	National Financial Partners Corp.	828,611
51,903	Platinum Underwriters Holdings Ltd.	1,493,249
86,810	PMA Capital Corp.*	325,538
11,078	ProAssurance Corp.*	486,767
19,144	Safety Insurance Group, Inc.	632,709
61,732	Selective Insurance Group, Inc.	911,164
40,874	Stewart Information Services Corp.	924,161
13,176	Unitrin, Inc.	223,992

		15,025,604

Internet & Catalog Retail – 0.7%
4,595	Blue Nile, Inc.*	195,563
46,744	HSN, Inc.*	323,001

43,530	Netflix, Inc.*(a)	1,972,344
28,225	NutriSystem, Inc.(a)	387,812
47,237	Overstock.com, Inc.*(a)	636,755

		3,515,475

Internet Software & Services – 1.8%
184,082	Art Technology Group, Inc.*	578,017
29,727	Chordiant Software, Inc.*	95,126
32,514	DealerTrack Holdings, Inc.*	493,563
4,334	Dice Holdings, Inc.*	17,076
274,161	EarthLink, Inc.*	2,078,140
207,279	Internap Network Services Corp.*	576,236
128,532	Marchex, Inc. Class B	580,965
142,494	ModusLink Global Solutions, Inc.*	527,228
432,788	RealNetworks, Inc.*	1,064,658
17,833	Sohu.com, Inc.*(a)	929,991
12,117	TechTarget Inc.*	48,589
124,232	United Online, Inc.	658,430
177,254	ValueClick, Inc.*	1,878,892
24,963	Vignette Corp.*	206,194
44,798	Web.com Group, Inc.*	186,360

		9,919,465

IT Services – 2.2%
318,252	Acxiom Corp.	3,071,132
476,660	Ciber, Inc.*	1,539,612
76,390	CSG Systems International, Inc.*	1,107,655
100,099	Exlservice Holdings, Inc.*	931,922
68,516	Genpact Ltd.*	613,903
32,328	Gevity HR, Inc.	128,019
140,253	Hackett Group, Inc.*	315,569
33,464	NeuStar, Inc.*(a)	636,151
85,813	RightNow Technologies, Inc.*	647,888
203,189	Sapient Corp.*	1,042,359
56,646	StarTek, Inc.*	233,381
35,948	TeleTech Holdings, Inc.*	477,030
29,736	TNS, Inc.*	501,052
52,107	VeriFone Holdings, Inc.*(a)	391,324

		11,636,997

Leisure Equipment & Products – 0.3%
20,174	Nautilus, Inc.*	20,174
47,889	Polaris Industries, Inc.(a)	1,601,887

		1,622,061

Life Sciences Tools & Services* – 1.1%
173,552	Accelrys, Inc.	780,984
93,854	Albany Molecular Research, Inc.	916,015
13,451	Bio-Rad Laboratories, Inc.	937,400
28,970	Bruker Corp.	190,623
21,168	Cambrex Corp.	49,321
22,571	Dionex Corp.	1,421,973
43,322	Varian, Inc.	1,430,493

		5,726,809

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Machinery – 1.9%
45,800	AGCO Corp.*(b)	$1,112,940
26,280	Albany International Corp.	243,878
45,192	Briggs & Stratton Corp.	672,457
29,322	EnPro Industries, Inc.*	467,979
37,791	Force Protection, Inc.*	287,968
4,184	Kadant, Inc.*	51,631
15,672	Lydall, Inc.*	67,233
34,894	Mueller Industries, Inc.	766,621
56,833	NACCO Industries, Inc.	2,173,862
2,259	Tecumseh Products Co.*	23,064
125,845	The Toro Co.(a)	3,823,171
6,739	TriMas Corp.*	16,848
344,520	Wabash National Corp.	430,650

		10,138,302

Marine* – 0.1%
158,243	American Commercial Lines, Inc.	788,050

Media – 0.5%
55,061	CKX, Inc.*	296,779
177,043	Cox Radio, Inc.*(a)	849,806
386,481	Entercom Communications Corp.(a)	641,558
9,590	Hearst-Argyle Television, Inc.	43,155
189,460	Live Nation, Inc.*	740,789

		2,572,087

Metals & Mining – 2.0%
37,471	A.M. Castle & Co.	363,094
94,640	Brush Engineered Materials, Inc.*	1,601,309
35,627	China Precision Steel, Inc.*	55,578
100,023	Compass Minerals International, Inc.(a)	4,823,109
33,833	Horsehead Holding Corp.*	241,567
63,374	Kaiser Aluminum Corp.	1,872,068
4,827	Reliance Steel & Aluminum Co.	170,055
70,227	Sutor Technology Group Ltd.*	158,011
113,573	Worthington Industries, Inc.	1,692,238

		10,977,029

Multi-Utilities – 0.4%
73,019	Black Hills Corp.(a)	1,451,618
5,544	CH Energy Group, Inc.	246,375
40,858	PNM Resources, Inc.	348,110
10,851	Vectren Corp.	240,567

		2,286,670

Multiline Retail – 0.6%
63,526	99 Cents Only Stores*	682,269
2,048	Family Dollar Stores, Inc.	67,973
171,321	Fred’s, Inc.	2,340,245
10,081	Tuesday Morning Corp.*	34,376

		3,124,863

Oil, Gas & Consumable Fuels – 4.7%
24,635	Alon USA Energy, Inc.(a)	312,865
101,875	Berry Petroleum Co.	1,678,900
40,352	Bill Barrett Corp.*(a)	1,048,345

46,029	Cimarex Energy Co.	1,238,180
47,276	Comstock Resources, Inc.*	1,629,131
157,194	Delek US Holdings, Inc.	1,614,382
134,223	EXCO Resources, Inc.*	1,581,147
87,391	Frontier Oil Corp.	1,110,740
32,727	Overseas Shipholding Group, Inc.	939,592
46,711	PetroQuest Energy, Inc.*	140,600
146,850	Rosetta Resources, Inc.*	1,035,292
71,095	St. Mary Land & Exploration Co.(a)	1,270,468
39,530	Swift Energy Co.*	427,715
20,122	Teekay Corp.	290,562
63,451	Teekay Tankers Ltd.	765,219
175,706	Tesoro Corp.(a)	2,679,516
240,031	VAALCO Energy, Inc.*	1,144,948
210,774	Venoco, Inc.*	921,082
195,844	Western Refining, Inc.*(a)	2,465,676
81,126	World Fuel Services Corp.(a)	3,093,334

		25,387,694

Paper & Forest Products – 0.2%
113,947	Buckeye Technologies, Inc.*	586,827
42,790	Clearwater Paper Corp.*	651,264
13,693	Louisiana-Pacific Corp.	55,730

		1,293,821

Personal Products – 0.3%
206,233	Mannatech, Inc.(a)	901,238
97,800	Prestige Brands Holdings, Inc.*	631,788

		1,533,026

Pharmaceuticals* – 1.2%
481,356	DepoMed, Inc.	1,001,221
52,870	King Pharmaceuticals, Inc.	416,616
1,758	MAP Pharmaceuticals, Inc.	4,958
63,162	Par Pharmaceutical Cos., Inc.(a)	677,728
452,265	Questcor Pharmaceuticals, Inc.(a)	2,035,193
15,976	Salix Pharmaceuticals Ltd.	175,736
26,227	The Medicines Co.	261,745
91,644	Valeant Pharmaceuticals International	1,535,953
65,886	ViroPharma, Inc.(a)	370,938

		6,480,088

Professional Services – 3.2%
33,274	Administaff, Inc.	887,085
35,247	CDI Corp.	421,202
107,577	Heidrick & Struggles International, Inc.	1,818,051
198,680	Kelly Services, Inc.	2,257,005
154,367	Kforce, Inc.*	1,684,144
16,179	Korn/Ferry International*	171,335
431,086	MPS Group, Inc.*	3,465,931
52,105	Resources Connection, Inc.*	1,018,653
11,397	School Specialty, Inc.*	213,922
734,964	Spherion Corp.*	2,638,521

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)

86,763	TrueBlue, Inc.*	$842,469
219,845	Volt Information Sciences, Inc.*	1,578,487

		16,996,805

Real Estate Investment Trusts – 5.3%
18,128	Associated Estates Realty Corp.	100,610
65,993	Brandywine Realty Trust	408,497
63,574	BRE Properties, Inc.	1,562,013
7,595	Digital Realty Trust, Inc.	273,496
20,653	Federal Realty Investment Trust(a)	1,140,046
231,211	Franklin Street Properties Corp.(a)	3,086,667
14,769	Highwoods Properties, Inc.	354,308
29,242	LaSalle Hotel Properties	349,734
82,509	Liberty Property Trust	2,008,269
80,957	LTC Properties, Inc.	1,458,036
61,514	National Health Investors, Inc.	1,649,805
92,504	Nationwide Health Properties, Inc.(a)	2,283,924
92,918	OMEGA Healthcare Investors, Inc.	1,460,671
64,690	Rayonier, Inc.	2,498,328
213,651	Realty Income Corp.(a)	4,770,827
58,000	Regency Centers Corp.(b)	2,172,100
152,688	Senior Housing Properties Trust	2,502,556
7,736	Universal Health Realty Income Trust	247,707

		28,327,594

Road & Rail – 1.6%
18,596	Arkansas Best Corp.(a)	429,196
39,685	Celadon Group, Inc.*	271,445
25,643	J.B. Hunt Transportation Services, Inc.(a)	721,081
148,755	Marten Transport Ltd.*	3,085,179
93,982	Saia, Inc.*	1,227,405
30,946	Universal Truckload Services, Inc.	381,255
153,743	Werner Enterprises, Inc.(a)	2,513,698

		8,629,259

Semiconductors & Semiconductor Equipment – 4.2%
5,677	Actel Corp.*	70,224
286,380	Amkor Technology, Inc.*	1,234,298
262,693	Applied Micro Circuits Corp.*	1,431,677
70,615	Atmel Corp.*	271,162
11,610	Cirrus Logic, Inc.*	53,986
67,219	Cohu, Inc.	656,057
60,465	Cypress Semiconductor Corp.*	479,487
114,801	DSP Group, Inc.*	722,098
261,664	Entegris, Inc.*	387,263
293,079	Exar Corp.*	1,802,436
143,387	Integrated Device Technology, Inc.*	778,591
32,377	IXYS Corp.	308,877
863,321	Lattice Semiconductor Corp.*	1,502,179
298,789	LSI Corp.*	1,147,350
96,529	Micrel, Inc.	723,967

286,779	MIPS Technologies, Inc.*	952,106
16,934	MKS Instruments, Inc.*	265,017
39,162	Netlogic Microsystems, Inc.*(a)	1,276,290
20,996	OmniVision Technologies, Inc.*	199,672
29,709	Rudolph Technologies, Inc.*	155,378
112,268	Semtech Corp.*	1,618,905
785,239	Silicon Image, Inc.*	2,135,850
509,144	Silicon Storage Technology, Inc.*	941,916
222,284	SiRF Technology Holdings, Inc.*	617,950
21,592	Standard Microsystems Corp.*	342,449
43,642	Trident Microsystems, Inc.*	59,790
89,922	Ultratech, Inc.*	1,215,745
115,154	Zoran Corp.*	1,029,477

		22,380,197

Software – 4.4%
49,339	ACI Worldwide, Inc.*	852,084
10,161	Advent Software, Inc.*(b)	337,752
197,727	ArcSight, Inc.*	2,985,678
90,677	Blackbaud, Inc.	1,380,104
326,287	Commvault Systems, Inc.*(a)	4,062,273
129,603	i2 Technologies, Inc.*(a)	1,156,059
17,193	Interactive Intelligence, Inc.*	189,123
39,919	JDA Software Group, Inc.*	563,257
22,485	Lawson Software, Inc.*	121,194
78,600	Magma Design Automation, Inc.*(a)	139,908
114,452	Manhattan Associates, Inc.*	1,902,192
179,626	Mentor Graphics Corp.*(a)	1,207,087
31,593	MicroStrategy, Inc.*	1,229,284
306,936	OpenTV Corp.*	451,196
25,007	Renaissance Learning, Inc.(a)	240,067
34,555	SuccessFactors, Inc.*	300,974
179,117	Symyx Technologies, Inc.*	866,926
39,068	Taleo Corp.*	469,207
243,101	TIBCO Software, Inc.*	1,536,398
481,762	TiVo, Inc.*	3,613,215
40,217	Unica Corp.*	192,639

		23,796,617

Specialty Retail – 4.5%
109,335	Aeropostale, Inc.*	3,714,110
155,611	Asbury Automotive Group, Inc.	1,504,758
175,633	Brown Shoe Co., Inc.	1,129,320
175,330	Build-A-Bear Workshop, Inc.*	957,302
57,591	Charlotte Russe Holding, Inc.*	722,767
208,641	Charming Shoppes, Inc.*	728,157
29,835	Citi Trends, Inc.*	732,748
21,656	Conn’s, Inc.*(a)	356,025
57,040	Genesco, Inc.*	1,299,371
6,044	Hibbett Sports, Inc.*	126,017
299,734	Hot Topic, Inc.*	3,668,744
54,415	Jo-Ann Stores, Inc.*	996,883
9,842	Jos. A. Bank Clothiers, Inc.*	398,011
94,582	PetSmart, Inc.(b)	2,164,036
1,144	Signet Jewelers Ltd.	18,155

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)

53,318	Sonic Automotive, Inc.(a)	$275,121
281,829	Stage Stores, Inc.	3,452,405
86,536	The Cato Corp.	1,663,222

		23,907,152

Textiles, Apparel & Luxury Goods – 1.2%
199,019	Carter’s, Inc.*	4,255,026
11,385	Columbia Sportswear Co.(a)	349,747
39,700	Jones Apparel Group, Inc.	366,828
47,768	Steven Madden Ltd.*	1,405,335
12,287	The Timberland Co.*	199,541

		6,576,477

Thrifts & Mortgage Finance – 0.8%
64,926	Brookline Bancorp, Inc.(a)	644,066
186,182	First Financial Northwest, Inc.	1,502,489
101,502	Provident Financial Services, Inc.	1,083,026
65,601	Washington Federal, Inc.	851,501

		4,081,082

Tobacco* – 0.1%
180,230	Alliance One International, Inc.	675,863

Trading Companies & Distributors – 0.1%
13,383	Watsco, Inc.	574,800

Water Utilities – 0.2%
24,024	SJW Corp.	605,405
43,728	Southwest Water Co.	250,999

		856,404

Wireless Telecommunication Services – 1.3%
55,587	Centennial Communications Corp.*	459,704
149,953	Syniverse Holdings, Inc.*	1,889,408
361,150	USA Mobility, Inc.	4,015,988
170,252	Virgin Mobile USA, Inc.*	349,017

		6,714,117

TOTAL COMMON STOCKS
(Cost $558,525,787)		$524,126,295

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(c) – 2.5%

Joint Repurchase Agreement Account II
$13,700,000	0.176%	05/01/09	$13,700,000
Maturity Value:$13,700,067
(Cost $13,700,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $572,225,787)			$537,826,295

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 16.5%

Boston Global Investment Trust – Enhanced Portfolio II
89,481,846	0.456%	$88,497,545
(Cost $87,862,878)

TOTAL INVESTMENTS – 116.8%
(Cost $660,088,665)		$626,323,840

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.8)%		(90,233,005)

NET ASSETS – 100.0%		$536,090,835

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on April 30, 2009. Additional information appears on page 87.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At April 30, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell E Mini 2000 Index	228	June 2009	$11,096,760	$1,455,132

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%

Aerospace & Defense – 1.7%
3,227	AAR Corp.*	$48,631
1,904	American Science and Engineering, Inc.	114,735
6,622	DynCorp International, Inc.*	100,985
5,014	Esterline Technologies Corp.*	132,119
28,987	Taser International, Inc.*	139,138

		535,608

Air Freight & Logistics – 0.3%
1,856	Hub Group, Inc.*	42,688
11,638	Pacer International, Inc.	49,345
1,426	UTI Worldwide, Inc.*	19,194

		111,227

Airlines*(a) – 0.4%
2,536	Allegiant Travel Co.	131,973

Auto Components – 0.2%
11,740	Exide Technologies*	63,748
1,698	Modine Manufacturing Co.	6,487

		70,235

Beverages* – 0.3%
651	Hansen Natural Corp.	26,535
8,108	National Beverage Corp.	85,377

		111,912

Biotechnology – 9.3%
732	Affymax, Inc.*	12,986
28,091	Alkermes, Inc.*	214,896
1,415	Alnylam Pharmaceuticals, Inc.*	25,994
75,595	Cell Genesys, Inc.*	42,333
7,769	Cepheid, Inc.*	75,359
11,792	Cubist Pharmaceuticals, Inc.*(b)	195,747
1,424	Dendreon Corp.*(a)	30,189
6,203	Emergent Biosolutions, Inc.*	66,434
25,149	Enzon Pharmaceuticals, Inc.*(a)	144,607
33,006	Facet Biotech Corp.*	308,606
4,480	Genomic Health, Inc.*	100,800
3,838	Idera Pharmaceuticals, Inc.*	23,066
8,619	ImmunoGen, Inc.*	59,902
37,731	Immunomedics, Inc.*(a)	43,768
13,602	Isis Pharmaceuticals, Inc.*(a)	213,279
17,090	Lexicon Pharmaceuticals, Inc.*	18,799
11,650	Martek Biosciences Corp.*	212,263
19,006	Maxygen, Inc.*	111,185
3,292	Medivation, Inc.*(a)	63,634
13,190	Molecular Insight Pharmaceuticals, Inc.*(a)	49,067
4,702	Myriad Genetics, Inc.*	182,391
36,987	Nabi Biopharmaceuticals*	127,235
759	OSI Pharmaceuticals, Inc.*	25,480
39,205	PDL BioPharma, Inc.	280,316
19,249	Progenics Pharmaceuticals, Inc.*	105,484
12,907	Regeneron Pharmaceuticals, Inc.*	171,147

13,959	Synta Pharmaceuticals Corp.*(a)	45,367
55,148	XOMA Ltd.*	29,780

		2,980,114

Building Products – 0.6%
4,117	American Woodmark Corp.	85,222
4,889	Apogee Enterprises, Inc.	65,512
1,271	Insteel Industries, Inc.	9,469
1,868	Quanex Building Products Corp.	19,147

		179,350

Capital Markets – 1.6%
13,153	Apollo Investment Corp.	63,134
2,415	Cohen & Steers, Inc.	35,549
3,232	GAMCO Investors, Inc.	162,085
6,383	GFI Group, Inc.	26,043
11,925	Knight Capital Group, Inc.*	184,718
1,561	SEI Investments Co.	21,901
3,906	thinkorswim Group, Inc.*	37,107

		530,537

Chemicals – 0.6%
1,242	American Vanguard Corp.	15,885
5,737	Innospec, Inc.	45,093
1,225	Minerals Technologies, Inc.	45,558
2,425	Rockwood Holdings, Inc.*	29,827
2,532	Spartech Corp.	9,951
3,234	Westlake Chemical Corp.	60,476

		206,790

Commercial Banks – 0.3%
1,384	International Bancshares Corp.	18,698
3,747	Pinnacle Financial Partners, Inc.*	66,846

		85,544

Commercial Services & Supplies – 1.7%
3,841	AMREP Corp.*	71,404
7,739	HNI Corp.(a)	119,954
6,368	ICT Group, Inc.*	45,085
7,410	Kimball International, Inc. Class B	40,681
10,158	Knoll, Inc.	71,919
6,710	Sykes Enterprises, Inc.*	131,919
15,716	The Standard Register Co.	82,038

		563,000

Communications Equipment* – 3.0%
15,243	Acme Packet, Inc.	117,523
4,619	Airvana, Inc.	26,282
5,010	Aruba Networks, Inc.	23,497
10,824	BigBand Networks	63,429
91,575	Oclaro, Inc.	90,659
11,571	Polycom, Inc.	215,683
5,177	Riverbed Technology, Inc.	94,843
17,004	ShoreTel, Inc.	84,850
21,023	Sonus Networks, Inc.	36,370
11,494	Starent Networks Corp.	226,776

		979,912

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Computers & Peripherals* – 1.7%
1,671	Avid Technology, Inc.	$18,498
13,111	Cray, Inc.	55,066
11,490	Hypercom Corp.	12,409
5,276	Isilon Systems, Inc.	13,559
17,008	Novatel Wireless, Inc.	116,505
57,189	Quantum Corp.	60,048
2,405	Rackable Systems, Inc.	10,967
5,552	STEC, Inc.	53,299
6,176	Synaptics, Inc.(a)	200,597

		540,948

Construction & Engineering – 0.7%
3,697	EMCOR Group, Inc.*	76,861
733	Granite Construction, Inc.	28,917
548	Layne Christensen Co.*	11,870
3,958	MasTec, Inc.*	49,514
931	Orion Marine Group, Inc.*	13,946
3,479	Perini Corp.*	60,187

		241,295

Consumer Finance – 0.8%
32,555	Advance America Cash Advance Centers, Inc.	130,220
3,292	Cash America International, Inc.	73,609
1,772	World Acceptance Corp.*	52,593

		256,422

Containers & Packaging – 0.1%
3,899	Myers Industries, Inc.	39,107

Diversified Financial Services – 0.0%
1,191	Compass Diversified Holdings	10,647

Diversified Telecommunication Services – 2.0%
6,924	Cbeyond, Inc.*	141,111
4,546	Global Crossing Ltd.*	33,004
1,265	Iowa Telecommunications Services, Inc.	16,673
3,568	NTELOS Holdings Corp.	57,017
39,626	PAETEC Holding Corp.*	121,652
8,828	Premiere Global Services, Inc.*	93,047
1,354	Shenandoah Telecommunications Co.	26,579
15,149	tw telecom, inc.*	139,219

		628,302

Electrical Equipment – 2.9%
10,462	Acuity Brands, Inc.	300,678
11,613	Belden, Inc.	187,202
1,910	EnerSys*	32,565
4,856	Fushi Copperweld, Inc.*	24,668
3,353	GT Solar International, Inc.*	23,773
4,690	LSI Industries, Inc.	26,311
2,270	Polypore International, Inc.*	17,116
930	Powell Industries, Inc.*	33,471
24,839	Power-One, Inc.*(a)	30,055
2,125	Ultralife Corp.*	15,194

3,861	Vicor Corp.	20,734
11,587	Woodward Governor Co.	231,276

		943,043

Electronic Equipment, Instruments & Components* – 0.6%
9,321	Benchmark Electronics, Inc.	113,064
8,300	Brightpoint, Inc.	43,243
2,271	Ingram Micro, Inc.	32,975

		189,282

Energy Equipment & Services – 1.0%
6,142	CARBO Ceramics, Inc.(a)	188,621
12,332	Willbros Group, Inc.*	141,324

		329,945

Food & Staples Retailing* – 0.9%
7,144	The Great Atlantic & Pacific Tea Co., Inc.	52,437
6,171	The Pantry, Inc.	145,759
8,737	Winn-Dixie Stores, Inc.	100,126

		298,322

Food Products – 1.3%
1,353	Calavo Growers, Inc.	19,226
10,649	Darling International, Inc.*	60,912
570	Flowers Foods, Inc.	13,167
2,259	Lancaster Colony Corp.	98,944
2,959	Lance, Inc.	68,531
3,734	Sanderson Farms, Inc.	148,987

		409,767

Health Care Equipment & Supplies – 3.9%
5,295	Abaxis, Inc.*(a)	80,060
5,062	Align Technology, Inc.*(a)	62,819
3,099	American Medical Systems Holdings, Inc.*	38,335
1,139	Analogic Corp.	41,460
6,285	AngioDynamics, Inc.*	79,631
374	Beckman Coulter, Inc.	19,657
3,323	Cyberonics, Inc.*(a)	43,996
13,824	ev3, Inc.*	115,569
2,043	Haemonetics Corp.*	105,480
6,759	Hologic, Inc.*	100,439
8,607	Invacare Corp.	132,462
4,768	IRIS International, Inc.*	53,259
6,866	Masimo Corp.*	198,427
11,296	Medical Action Industries, Inc.*	109,571
2,527	STERIS Corp.	60,901

		1,242,066

Health Care Providers & Services – 3.2%
18,313	AMN Healthcare Services, Inc.*	126,177
5,437	Assisted Living Concepts, Inc.*	107,816
6,043	Centene Corp.*	111,010
2,083	Chemed Corp.	88,173
957	Cross Country Healthcare, Inc.*	8,431

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)

1,499	Emergency Medical Services Corp.*	$52,225
5,413	Healthways, Inc.*	56,458
5,155	inVentiv Health, Inc.*	57,169
1,275	Kindred Healthcare, Inc.*	16,600
1,402	MedCath Corp.*	14,188
585	MWI Veterinary Supply, Inc.*	18,182
20,464	Nighthawk Radiology Holdings, Inc.*	73,056
4,198	Owens & Minor, Inc.	145,587
5,436	PharMerica Corp.*	99,207
5,518	Universal American Financial Corp.*	57,001

		1,031,280

Health Care Technology – 1.4%
8,388	Allscripts-Misys Healthcare Solutions, Inc.(a)	104,179
7,478	Computer Programs and Systems, Inc.(a)	261,655
1,938	Hlth Corp.*	21,318
5,764	Omnicell, Inc.*	50,723

		437,875

Hotels, Restaurants & Leisure – 7.2%
5,320	AFC Enterprises, Inc.*	33,037
5,164	Buffalo Wild Wings, Inc.*(a)	201,603
5,709	California Pizza Kitchen, Inc.*	89,688
5,311	CEC Entertainment, Inc.*	161,773
13,187	CKE Restaurants, Inc.	126,200
4,719	Cracker Barrel Old Country Store, Inc.(a)	153,887
5,877	Einstein Noah Restaurant Group, Inc.*	63,413
6,922	Jack in the Box, Inc.*	170,212
4,984	Krispy Kreme Doughnuts, Inc.*	19,637
10,539	O’Charley’s, Inc.	73,457
7,490	P.F. Chang’s China Bistro, Inc.*	226,048
2,843	Panera Bread Co.*	159,236
11,651	Papa John’s International, Inc.*	309,218
2,900	Peet’s Coffee & Tea, Inc.*	79,112
4,209	Red Robin Gourmet Burgers, Inc.*(a)	103,331
8,566	The Cheesecake Factory, Inc.*	148,791
19,669	Wendy’s/Arby’s Group, Inc.	98,345
3,112	WMS Industries, Inc.*	99,926

		2,316,914

Household Durables – 0.4%
1,451	Blyth, Inc.	63,960
1,102	Harman International Industries, Inc.	20,045
3,957	Tempur-Pedic International, Inc.	50,887

		134,892

Household Products* – 0.7%
23,386	Central Garden & Pet Co.	212,111

Internet & Catalog Retail – 1.5%
1,369	Blue Nile, Inc.*	58,265
6,213	Netflix, Inc.*	281,511
3,840	NutriSystem, Inc.(a)	52,762
6,105	Overstock.com, Inc.*	82,295

		474,833

Internet Software & Services – 3.6%
23,862	Art Technology Group, Inc.*	74,927
2,394	Chordiant Software, Inc.*	7,661
8,491	DealerTrack Holdings, Inc.*	128,893
8,841	Dice Holdings, Inc.*	34,834
3,046	DivX, Inc.*	15,626
36,362	EarthLink, Inc.*	275,624
20,036	Internap Network Services Corp.*	55,700
17,941	Marchex, Inc. Class B	81,093
5,859	Rackspace Hosting, Inc.*	53,844
37,312	RealNetworks, Inc.*	91,788
860	Sohu.com, Inc.*	44,849
26,656	ValueClick, Inc.*	282,554
2,403	Web.com Group, Inc.*	9,996

		1,157,389

IT Services – 2.4%
5,197	Acxiom Corp.	50,151
14,322	Ciber, Inc.*	46,260
7,902	CSG Systems International, Inc.*	114,579
2,748	CyberSource Corp.*	40,148
6,442	Exlservice Holdings, Inc.*	59,975
16,510	Hackett Group, Inc.*	37,148
3,296	Heartland Payment Systems, Inc.	26,500
5,308	iGATE Corp.	20,117
7,289	RightNow Technologies, Inc.*	55,032
17,883	Sapient Corp.*	91,740
7,258	TeleTech Holdings, Inc.*	96,314
4,437	TNS, Inc.*	74,763
6,755	VeriFone Holdings, Inc.*	50,730

		763,457

Leisure Equipment & Products(a) – 0.7%
6,502	Polaris Industries, Inc.	217,492

Life Sciences Tools & Services* – 2.8%
21,947	Accelrys, Inc.	98,761
5,617	Affymetrix, Inc.	26,344
5,588	Albany Molecular Research, Inc.	54,539
2,921	Bio-Rad Laboratories, Inc.	203,564
6,631	Bruker Corp.	43,632
3,878	Dionex Corp.	244,314
6,496	Varian, Inc.	214,498

		885,652

Machinery – 2.6%
2,820	AGCO Corp.*	68,526
2,248	Chart Industries, Inc.*	31,090
5,610	EnPro Industries, Inc.*	89,535
4,208	ESCO Technologies, Inc.*	174,969
7,311	Force Protection, Inc.*	55,710

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)

5,186	Mueller Industries, Inc.	$113,936
2,464	NACCO Industries, Inc.	94,248
2,175	Nordson Corp.	78,909
3,726	The Toro Co.(a)	113,196

		820,119

Marine – 0.4%
17,538	American Commercial Lines, Inc.*	87,339
5,870	Horizon Lines, Inc.	31,229

		118,568

Media* – 0.3%
3,642	CKX, Inc.	19,631
1,979	Cox Radio, Inc.	9,499
3,936	Live Nation, Inc.	15,390
1,586	Marvel Entertainment, Inc.	47,326

		91,846

Metals & Mining – 1.7%
7,358	Compass Minerals International, Inc.	354,803
17,063	Sutor Technology Group Ltd.*	38,391
9,272	Worthington Industries, Inc.	138,153

		531,347

Multiline Retail – 0.5%
11,767	99 Cents Only Stores*	126,377
372	Family Dollar Stores, Inc.	12,347
1,215	Fred’s, Inc.	16,597

		155,321

Oil, Gas & Consumable Fuels – 5.8%
11,667	Berry Petroleum Co.(a)	192,272
10,546	Bill Barrett Corp.*(a)	273,985
755	Cimarex Energy Co.	20,310
7,260	Comstock Resources, Inc.*(b)	250,180
4,738	Delek US Holdings, Inc.	48,659
8,879	Delta Petroleum Corp.*(a)	26,104
21,909	EXCO Resources, Inc.*	258,088
6,654	Frontier Oil Corp.	84,572
8,592	PetroQuest Energy, Inc.*	25,862
1,271	St. Mary Land & Exploration Co.	22,713
8,711	Teekay Tankers Ltd.	105,055
11,740	Tesoro Corp.	179,035
3,472	USEC, Inc.*	21,492
21,598	VAALCO Energy, Inc.*	103,022
18,028	Venoco, Inc.*	78,782
7,934	Western Refining, Inc.*(a)	99,889
2,135	World Fuel Services Corp.	81,408

		1,871,428

Paper & Forest Products* – 0.3%
1,576	Buckeye Technologies, Inc.	8,116
5,063	Clearwater Paper Corp.	77,059

		85,175

Personal Products(a) – 0.2%
17,685	Mannatech, Inc.	77,283

Pharmaceuticals* – 1.6%
9,390	Alexza Pharmaceuticals, Inc.	15,587
1,173	Auxilium Pharmaceuticals, Inc.	26,862
3,057	Caraco Pharmaceutical Laboratories Ltd.	13,695
51,758	DepoMed, Inc.	107,657
28,178	Questcor Pharmaceuticals, Inc.	126,801
2,587	Sucampo Pharmaceuticals, Inc.	16,816
6,089	The Medicines Co.	60,768
8,469	Valeant Pharmaceuticals International(a)	141,940

		510,126

Professional Services – 3.5%
7,391	Administaff, Inc.	197,044
4,530	CDI Corp.	54,133
2,494	Heidrick & Struggles International, Inc.	42,148
1,610	Kelly Services, Inc.	18,290
14,644	Kforce, Inc.*	159,766
2,464	Korn/Ferry International*	26,094
12,845	MPS Group, Inc.*	103,274
7,287	Resources Connection, Inc.*	142,461
48,591	Spherion Corp.*	174,442
13,318	TrueBlue, Inc.*	129,318
11,112	Volt Information Sciences, Inc.*	79,784

		1,126,754

Real Estate Investment Trusts – 0.9%
959	Equity Lifestyle Properties, Inc.	38,043
1,767	Highwoods Properties, Inc.	42,390
1,237	Liberty Property Trust	30,109
9,373	OMEGA Healthcare Investors, Inc.	147,344
998	Saul Centers, Inc.	31,776

		289,662

Road & Rail – 0.6%
6,220	Knight Transportation, Inc.	109,969
1,196	Saia, Inc.*	15,620
5,474	Universal Truckload Services, Inc.	67,440

		193,029

Semiconductors & Semiconductor Equipment – 5.5%
24,471	Amkor Technology, Inc.*	105,470
19,367	Applied Micro Circuits Corp.*	105,550
4,830	Atheros Communications*	83,173
2,271	CEVA, Inc.*	18,736
7,202	Cirrus Logic, Inc.*	33,489
6,465	Cohu, Inc.	63,098
4,197	Cypress Semiconductor Corp.*	33,282
27,580	Entegris, Inc.*	40,818
13,227	Exar Corp.*	81,346
4,149	IXYS Corp.	39,581
56,783	Lattice Semiconductor Corp.*	98,802
13,291	Micrel, Inc.	99,682
14,168	MIPS Technologies, Inc.*	47,038
2,447	MKS Instruments, Inc.*	38,296
4,779	Netlogic Microsystems, Inc.*(a)	155,748

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)

3,538	Rudolph Technologies, Inc.*	$18,504
16,930	Semtech Corp.*	244,131
2,139	Sigma Designs, Inc.*	27,636
60,998	Silicon Image, Inc.*	165,915
4,345	Skyworks Solutions, Inc.*	38,410
1,301	Standard Microsystems Corp.*	20,634
3,302	Tessera Technologies, Inc.*	46,360
7,746	Ultratech, Inc.*	104,726
3,678	Volterra Semiconductor Corp.*	42,260

		1,752,685

Software – 7.6%
6,400	ACI Worldwide, Inc.*	110,528
5,970	Actuate Corp.*	22,089
2,411	Advent Software, Inc.*	80,142
11,830	ArcSight, Inc.*	178,633
13,159	Blackbaud, Inc.	200,280
23,312	Commvault Systems, Inc.*	290,234
4,874	Digimarc Corp.*	48,545
3,228	Interactive Intelligence, Inc.*	35,508
5,020	Jack Henry & Associates, Inc.	90,460
21,493	Lawson Software, Inc.*	115,847
29,439	Magma Design Automation, Inc.*(a)	52,402
9,796	Manhattan Associates, Inc.*	162,810
9,529	Mentor Graphics Corp.*	64,035
2,607	MicroStrategy, Inc.*	101,438
27,605	OpenTV Corp.*	40,579
5,800	Parametric Technology Corp.*	64,670
7,652	QAD, Inc.	20,354
4,406	Renaissance Learning, Inc.	42,298
6,630	SuccessFactors, Inc.*	57,747
4,585	Sybase, Inc.*	155,707
13,799	Symyx Technologies, Inc.*	66,787
3,852	Taleo Corp.*	46,263
42,116	TiVo, Inc.*	315,870
4,090	Unica Corp.*	19,591
6,704	Wind River Systems, Inc.*	49,140

		2,431,957

Specialty Retail – 4.1%
14,313	Aeropostale, Inc.*	486,213
3,009	Asbury Automotive Group, Inc.	29,097
1,807	Brown Shoe Co., Inc.	11,619
4,361	Charlotte Russe Holding, Inc.*	54,731
3,738	Citi Trends, Inc.*	91,805
2,198	DSW, Inc.*	23,892
3,497	Hibbett Sports, Inc.*	72,913
8,022	Hot Topic, Inc.*	98,189
677	Jos. A. Bank Clothiers, Inc.*	27,378
947	PetSmart, Inc.	21,667
9,559	Stage Stores, Inc.	117,098
2,166	The Buckle, Inc.	80,943
6,741	The Cato Corp.	129,562
1,629	Tractor Supply Co.*	65,779

		1,310,886

Textiles, Apparel & Luxury Goods* – 0.8%
5,901	Carter’s, Inc.	126,164
556	Deckers Outdoor Corp.	31,425
3,212	Fuqi International, Inc.	20,171
3,233	The Warnaco Group, Inc.	93,240

		271,000

Tobacco* – 0.1%
11,945	Alliance One International, Inc.	44,794

Trading Companies & Distributors – 0.4%
2,728	Watsco, Inc.	117,168

Wireless Telecommunication Services – 1.1%
8,519	Centennial Communications Corp.*	70,452
11,347	Syniverse Holdings, Inc.*	142,972
11,412	USA Mobility, Inc.	126,902
12,978	Virgin Mobile USA, Inc.*	26,605

		366,931

TOTAL COMMON STOCKS
(Cost $32,878,472)		$31,413,322

Exchange Traded Fund – 0.1%

Other – 0.1%
400	iShares Russell 2000 Growth Index Fund
(Cost $32,842)		$21,116

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(c) – 2.5%

Joint Repurchase Agreement Account II
$800,000	0.176%	05/01/09	$800,000
Maturity Value: $800,004
(Cost $800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $33,711,314)			$32,234,438

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e)– 7.2%

Boston Global Investment Trust – Enhanced Portfolio II
2,347,840	0.456%	$2,322,014
(Cost $2,311,191)

TOTAL INVESTMENTS – 107.6%
(Cost $36,022,505)		$34,556,452

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.6)%		(2,430,527)

NET ASSETS – 100.0%		$32,125,925

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on April 30, 2009. Additional information appears on page 87.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At April 30, 2009, the following futures contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Russell Mini 2000 Index	11	June 2009	$535,370	$110,640

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%

Aerospace & Defense – 0.6%
9,007	AAR Corp.*	$135,736
2,150	Applied Signal Technology, Inc.	42,484
11,651	Ceradyne, Inc.*	200,863
18,898	DynCorp International, Inc.*	288,195
22,678	Taser International, Inc.*	108,854

		776,132

Air Freight & Logistics – 0.1%
30,368	Pacer International, Inc.	128,760

Airlines – 0.4%
6,836	Republic Airways Holdings, Inc.*	48,946
32,793	SkyWest, Inc.	394,827

		443,773

Auto Components – 0.4%
898	Federal-Mogul Corp.*	9,968
44,330	Modine Manufacturing Co.	169,341
9,380	Stoneridge, Inc.*	21,668
17,719	Superior Industries International, Inc.	267,202

		468,179

Beverages* – 0.4%
1,649	Hansen Natural Corp.	67,213
33,758	National Beverage Corp.	355,472

		422,685

Biotechnology – 1.2%
71,882	Cell Genesys, Inc.*	40,254
18,604	Enzon Pharmaceuticals, Inc.*(a)	106,973
43,527	Facet Biotech Corp.*	406,977
54,863	Maxygen, Inc.*	320,949
67,568	Nabi Biopharmaceuticals*	232,434
38,703	PDL BioPharma, Inc.	276,726
9,534	Progenics Pharmaceuticals, Inc.*	52,246
5,111	Synta Pharmaceuticals Corp.*	16,611

		1,453,170

Building Products – 0.8%
12,355	American Woodmark Corp.(a)	255,749
9,908	Apogee Enterprises, Inc.	132,767
1,118	Armstrong World Industries, Inc.*	20,325
9,344	Builders FirstSource, Inc.*	30,929
21,473	Gibraltar Industries, Inc.	143,869
6,820	Insteel Industries, Inc.	50,809
8,995	Universal Forest Products, Inc.	301,872

		936,320

Capital Markets – 3.2%
132,387	Apollo Investment Corp.(a)	635,458
8,735	BlackRock Kelso Capital Corp.	50,925
1,932	Capital Southwest Corp.(b)	150,232
7,915	Cohen & Steers, Inc.	116,509
6,055	Eaton Vance Corp.	165,725
11,374	GAMCO Investors, Inc.	570,406
51,225	Knight Capital Group, Inc.*	793,475
7,395	NGP Capital Resources Co.	51,913

17,619	Penson Worldwide, Inc.*	178,657
13,230	Piper Jaffray Cos., Inc.*	458,684
44,559	SEI Investments Co.	625,163
5,270	Virtus Investment Partners, Inc.*	59,814

		3,856,961

Chemicals – 1.9%
22,639	A. Schulman, Inc.	355,206
5,712	Innospec, Inc.	44,896
4,645	Minerals Technologies, Inc.	172,748
16,312	PolyOne Corp.*	44,695
29,605	Rockwood Holdings, Inc.*	364,141
72,441	Spartech Corp.	284,693
54,667	Westlake Chemical Corp.(a)	1,022,273

		2,288,652

Commercial Banks – 10.9%
10,558	1st Source Corp.	207,359
17,131	Associated Banc-Corp.	265,017
19,953	BancorpSouth, Inc.	463,907
13,417	BancTrust Financial Group, Inc.(a)	88,284
61,421	Cathay General Bancorp(a)	689,144
31,600	Central Pacific Financial Corp.(a)	185,176
100,955	CVB Financial Corp.(a)	606,740
28,678	East West Bancorp, Inc.(a)	195,871
4,150	Enterprise Financial Services Corp.	40,877
123,055	First Bancorp(a)	678,033
26,711	FirstMerit Corp.	518,460
3,876	Glacier Bancorp, Inc.	59,380
6,303	Hancock Holding Co.(a)	238,695
36,567	Heritage Commerce Corp.	295,461
98,123	International Bancshares Corp.(a)	1,325,642
8,743	Lakeland Financial Corp.	164,106
23,995	MB Financial, Inc.	327,052
2,003	Park National Corp.(a)	134,101
35,152	Pinnacle Financial Partners, Inc.*(a)	627,112
31,102	Renasant Corp.	438,538
18,578	Republic Bancorp, Inc.(a)	413,175
92,785	Sterling Bancshares, Inc.	617,020
14,952	Sun Bancorp, Inc.*	98,384
139,540	Susquehanna Bancshares, Inc.(a)	1,124,692
5,093	SVB Financial Group*	105,731
12,973	Texas Capital Bancshares, Inc.*	181,622
3,912	TriCo Bancshares	62,592
38,586	Trustmark Corp.	838,860
7,779	UMB Financial Corp.	356,045
19,300	Umpqua Holdings Corp.(a)	185,087
3,480	United Bankshares, Inc.(a)	90,271
6,735	Whitney Holding Corp.(a)	80,551
4,379	Wilmington Trust Corp.	63,539
86,851	Wilshire Bancorp, Inc.(a)	350,878
54,889	Wintrust Financial Corp.	933,113
8,022	Yadkin Valley Financial Corp.	65,780

		13,116,295

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – 1.2%
34,576	Acco Brands Corp.*	$72,264
6,107	AMREP Corp.*	113,529
24,846	Comfort Systems USA, Inc.	268,088
16,745	HNI Corp.	259,547
15,009	ICT Group, Inc.*	106,264
42,671	Kimball International, Inc. Class B	234,264
32,030	The Standard Register Co.	167,197
6,743	United Stationers, Inc.*	220,698

		1,441,851

Communications Equipment – 2.8%
161,167	3Com Corp.*	652,726
15,725	Acme Packet, Inc.*	121,240
11,723	Airvana, Inc.*	66,704
85,634	Arris Group, Inc.*	913,715
4,658	Avocent Corp.*(b)	67,261
6,598	BigBand Networks*	38,664
28,387	Emulex Corp.*	297,212
8,838	Extreme Networks, Inc.*	15,555
29,154	Harris Stratex Networks, Inc.*	117,199
124,440	Oclaro, Inc.*	123,195
10,071	Plantronics, Inc.	128,305
3,414	Polycom, Inc.*	63,637
6,353	SeaChange International, Inc.*	39,833
23,320	ShoreTel, Inc.*	116,367
61,591	Symmetricom, Inc.*	306,723
50,261	Tellabs, Inc.*	263,368
12,823	Tollgrade Communications, Inc.*	76,297

		3,408,001

Computers & Peripherals – 1.4%
35,208	Avid Technology, Inc.*(a)	389,752
15,513	Cray, Inc.*	65,155
25,325	Electronics for Imaging, Inc.*	248,691
15,804	Hypercom Corp.*	17,068
51,925	Imation Corp.(a)	519,250
28,922	Novatel Wireless, Inc.*	198,116
199,816	Quantum Corp.*	209,807
13,826	Rackable Systems, Inc.*	63,047

		1,710,886

Construction & Engineering – 1.2%
40,462	Dycom Industries, Inc.*	340,690
14,445	EMCOR Group, Inc.*	300,311
21,753	Granite Construction, Inc.(a)	858,156

		1,499,157

Consumer Finance – 0.7%
169,966	Advance America Cash Advance Centers, Inc.	679,864
5,718	Cash America International, Inc.	127,854

		807,718

Containers & Packaging – 0.1%
13,309	Myers Industries, Inc.	133,489

Distributors* – 0.3%
15,754	Core-Mark Holding Co., Inc.	302,004

Diversified Financial Services – 1.2%
71,369	Compass Diversified Holdings	638,039
13,822	Encore Capital Group, Inc.*	120,804
26,586	Financial Federal Corp.	654,281
6,091	Medallion Financial Corp.	44,891
9,126	Primus Guaranty Ltd.*	18,617

		1,476,632

Diversified Telecommunication Services – 1.2%
4,646	Cbeyond, Inc.*(a)	94,685
16,402	Cincinnati Bell, Inc.*	45,762
14,136	General Communication, Inc.*	108,282
27,645	Global Crossing Ltd.*	200,703
72,908	IDT Corp. Class B*	99,155
22,364	Iowa Telecommunications Services, Inc.(a)	294,758
133,217	PAETEC Holding Corp.*	408,976
19,349	Premiere Global Services, Inc.*	203,938

		1,456,259

Electric Utilities – 1.3%
36,105	El Paso Electric Co.*	498,249
11,087	Portland General Electric Co.	202,560
11,251	The Empire District Electric Co.	168,427
27,777	Unisource Energy Corp.	731,091

		1,600,327

Electrical Equipment – 2.2%
10,658	A.O. Smith Corp.	331,357
9,981	Acuity Brands, Inc.	286,854
14,565	Baldor Electric Co.(a)	337,908
29,188	Belden, Inc.	470,510
18,207	Encore Wire Corp.	397,641
69,049	LSI Industries, Inc.	387,365
124,332	Power-One, Inc.*(a)	150,442
11,008	Woodward Governor Co.	219,720

		2,581,797

Electronic Equipment, Instruments & Components* – 1.2%
43,487	Benchmark Electronics, Inc.	527,497
116,742	Brightpoint, Inc.	608,226
7,255	Ingram Micro, Inc.	105,343
25,088	Insight Enterprises, Inc.	143,503

		1,384,569

Energy Equipment & Services – 0.1%
1,749	CARBO Ceramics, Inc.(a)	53,712
3,851	Exterran Holdings, Inc.*	79,523

		133,235

Food & Staples Retailing – 2.0%
24,763	Casey’s General Stores, Inc.	658,943
26,198	Ingles Markets, Inc.	408,951
4,893	Susser Holdings Corp.*	70,704
12,445	The Great Atlantic & Pacific Tea Co., Inc.*	91,346
21,808	The Pantry, Inc.*	515,105

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)

12,346	Weis Markets, Inc.	$456,679
18,662	Winn-Dixie Stores, Inc.*	213,866

		2,415,594

Food Products – 2.1%
7,025	Farmer Bros. Co.	138,744
39,320	Imperial Sugar Co.	257,546
25,579	J & J Snack Foods Corp.	991,442
18,387	Lance, Inc.	425,843
61,576	Reddy Ice Holdings, Inc.	138,546
13,578	Sanderson Farms, Inc.(a)	541,762

		2,493,883

Gas Utilities – 1.4%
33,124	New Jersey Resources Corp.	1,090,442
27,435	Southwest Gas Corp.	554,461
1,355	The Laclede Group, Inc.	46,992

		1,691,895

Health Care Equipment & Supplies* – 0.1%
11,050	Medical Action Industries, Inc.	107,185

Health Care Providers & Services* – 2.9%
9,961	AMERIGROUP Corp.	297,535
32,646	AMN Healthcare Services, Inc.	224,931
12,030	Assisted Living Concepts, Inc.	238,555
10,984	Centene Corp.	201,776
19,973	Healthspring, Inc.	184,351
22,900	Kindred Healthcare, Inc.	298,158
28,809	MedCath Corp.	291,547
5,896	Molina Healthcare, Inc.	127,649
75,258	Nighthawk Radiology Holdings, Inc.	268,671
45,777	PharMerica Corp.(a)	835,430
49,603	Universal American Financial Corp.(a)	512,399

		3,481,002

Health Care Technology(a) – 0.6%
19,424	Computer Programs and Systems, Inc.	679,646

Hotels, Restaurants & Leisure – 3.8%
1,740	Buffalo Wild Wings, Inc.*	67,930
7,877	California Pizza Kitchen, Inc.*	123,748
8,086	CEC Entertainment, Inc.*	246,299
17,831	CKE Restaurants, Inc.	170,643
4,235	Cracker Barrel Old Country Store, Inc.(a)	138,103
5,449	Jack in the Box, Inc.*	133,991
24,534	Landry’s Restaurants, Inc.*(a)	224,241
98,437	O’Charley’s, Inc.	686,106
9,695	P.F. Chang’s China Bistro, Inc.*(a)	292,595
10,618	Panera Bread Co.*	594,714
33,731	Papa John’s International, Inc.*	895,221
3,415	Red Robin Gourmet Burgers, Inc.*(a)	83,838

20,370	Ruby Tuesday, Inc.*	156,442
60,060	The Steak n Shake Co.*	694,293

		4,508,164

Household Durables – 1.1%
53,371	American Greetings Corp.(a)	418,962
12,499	Blyth, Inc.	550,956
10,475	Harman International Industries, Inc.	190,540
5,935	La-Z-Boy, Inc.	15,787
4,546	M/I Homes, Inc.	69,418
5,086	Meritage Homes Corp.*	105,840

		1,351,503

Household Products* – 1.0%
130,710	Central Garden & Pet Co.	1,185,540

Insurance – 5.4%
30,684	American Equity Investment Life Holding Co.(a)	172,751
18,660	American Safety Insurance Holdings Ltd.*	212,351
36,470	Aspen Insurance Holdings Ltd.	859,963
22,727	CNA Surety Corp.*	437,495
10,887	Crawford & Co. Class B*(a)	64,778
18,144	Employers Holdings, Inc.	151,321
4,241	FPIC Insurance Group, Inc.*	129,520
5,262	HCC Insurance Holdings, Inc.	125,867
6,706	Horace Mann Educators Corp.	58,879
18,568	Infinity Property & Casualty Corp.	654,336
15,246	IPC Holdings Ltd.	397,006
44,583	Maiden Holdings Ltd.(a)	201,069
38,728	National Financial Partners Corp.(a)	273,420
11,722	Platinum Underwriters Holdings Ltd.	337,242
41,781	PMA Capital Corp.*	156,679
6,051	Presidential Life Corp.	64,685
10,593	ProAssurance Corp.*	465,456
5,333	RLI Corp.	256,144
10,403	Safety Insurance Group, Inc.	343,819
4,774	Seabright Insurance Holdings*	44,303
28,709	Selective Insurance Group, Inc.	423,745
2,467	State Auto Financial Corp.	40,039
14,384	Stewart Information Services Corp.	325,222
8,185	United Fire & Casualty Co.	152,814
5,517	Unitrin, Inc.	93,789
1,665	Zenith National Insurance Corp.	37,945

		6,480,638

Internet Software & Services – 0.6%
5,051	DealerTrack Holdings, Inc.*	76,674
46,352	Internap Network Services Corp.*	128,859
19,682	Marchex, Inc. Class B	88,963
39,514	ModusLink Global Solutions, Inc.*	146,202

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet Software & Services – (continued)

52,716	RealNetworks, Inc.*	$129,681
31,918	United Online, Inc.	169,165

		739,544

IT Services – 1.5%
88,951	Acxiom Corp.	858,377
133,539	Ciber, Inc.*	431,331
18,686	CSG Systems International, Inc.*	270,947
9,852	Exlservice Holdings, Inc.*	91,722
9,302	Gevity HR, Inc.	36,836
17,346	Ness Technologies, Inc.*	64,007
7,563	VeriFone Holdings, Inc.*	56,798

		1,810,018

Leisure Equipment & Products(a) – 0.2%
8,242	Polaris Industries, Inc.	275,695

Machinery – 1.4%
9,888	Albany International Corp.	91,761
9,183	Briggs & Stratton Corp.	136,643
2,295	EnPro Industries, Inc.*	36,628
10,061	Mueller Industries, Inc.	221,040
14,874	NACCO Industries, Inc.	568,931
17,744	The Toro Co.	539,063
89,945	Wabash National Corp.	112,431

		1,706,497

Media – 0.6%
56,009	Cox Radio, Inc.*	268,843
106,638	Entercom Communications Corp.(a)	177,019
57,332	Live Nation, Inc.*	224,168

		670,030

Metals & Mining – 2.3%
11,303	A.M. Castle & Co.	109,526
23,549	Brush Engineered Materials, Inc.*	398,449
21,019	Compass Minerals International, Inc.(a)	1,013,536
5,425	Horsehead Holding Corp.*	38,735
18,311	Kaiser Aluminum Corp.	540,907
38,429	Sutor Technology Group Ltd.*	86,465
41,373	Worthington Industries, Inc.	616,458

		2,804,076

Multi-Utilities – 1.3%
7,454	Avista Corp.	112,183
23,441	Black Hills Corp.(a)	466,007
13,066	CH Energy Group, Inc.	580,653
11,175	NorthWestern Corp.	233,781
26,484	PNM Resources, Inc.	225,643

		1,618,267

Multiline Retail – 1.0%
22,893	99 Cents Only Stores*	245,871
64,934	Fred’s, Inc.	886,998
5,572	Tuesday Morning Corp.*	19,001

		1,151,870

Oil, Gas & Consumable Fuels – 3.3%
14,110	Berry Petroleum Co.	232,533
10,813	Bill Barrett Corp.*(a)	280,922
2,327	Cimarex Energy Co.	62,596
40,510	Delek US Holdings, Inc.	416,038
14,643	Frontier Oil Corp.	186,113
732	Overseas Shipholding Group, Inc.	21,016
12,725	PetroQuest Energy, Inc.*	38,302
38,820	Rosetta Resources, Inc.*	273,681
3,606	St. Mary Land & Exploration Co.	64,439
14,473	Swift Energy Co.*	156,598
31,194	Tesoro Corp.(b)	475,708
42,801	VAALCO Energy, Inc.*	204,161
31,136	Venoco, Inc.*	136,064
44,145	Western Refining, Inc.*(a)	555,786
23,719	World Fuel Services Corp.	904,405

		4,008,362

Paper & Forest Products – 0.5%
41,738	Buckeye Technologies, Inc.*	214,951
18,931	Clearwater Paper Corp.*	288,130
19,609	Louisiana-Pacific Corp.	79,808

		582,889

Personal Products – 0.5%
104,185	Mannatech, Inc.(a)	455,288
17,901	Prestige Brands Holdings, Inc.*	115,641

		570,929

Pharmaceuticals* – 0.4%
77,128	DepoMed, Inc.	160,426
51,061	Questcor Pharmaceuticals, Inc.	229,775
3,086	Valeant Pharmaceuticals International(a)	51,721

		441,922

Professional Services – 3.0%
24,275	Heidrick & Struggles International, Inc.	410,248
52,653	Kelly Services, Inc.	598,138
36,807	Kforce, Inc.*	401,564
8,889	Korn/Ferry International*	94,135
121,520	MPS Group, Inc.*	977,021
148,748	Spherion Corp.*	534,005
19,914	TrueBlue, Inc.*	193,365
52,406	Volt Information Sciences, Inc.*	376,275

		3,584,751

Real Estate Investment Trusts – 9.1%
8,259	Associated Estates Realty Corp.	45,837
19,344	Brandywine Realty Trust	119,739
12,772	BRE Properties, Inc.	313,808
4,892	Digital Realty Trust, Inc.	176,161
8,385	Equity Lifestyle Properties, Inc.	332,633
3,914	Federal Realty Investment Trust(a)	216,053
75,058	Franklin Street Properties Corp.(a)	1,002,024
4,521	Healthcare Realty Trust, Inc.	75,907
26,396	Highwoods Properties, Inc.	633,240

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)

17,568	LaSalle Hotel Properties	$210,113
28,943	Liberty Property Trust	704,473
52,794	LTC Properties, Inc.	950,820
9,377	National Health Investors, Inc.	251,491
19,297	Nationwide Health Properties, Inc.	476,443
64,321	OMEGA Healthcare Investors, Inc.	1,011,126
8,932	Rayonier, Inc.	344,954
87,927	Realty Income Corp.(a)	1,963,410
11,766	Regency Centers Corp.	440,637
1,895	Saul Centers, Inc.	60,337
71,258	Senior Housing Properties Trust	1,167,919
13,702	Universal Health Realty Income Trust	438,738

		10,935,863

Road & Rail – 1.6%
4,133	Arkansas Best Corp.	95,390
31,234	Marten Transport Ltd.*	647,793
30,806	Saia, Inc.*	402,326
13,865	Universal Truckload Services, Inc.	170,817
40,246	Werner Enterprises, Inc.(a)	658,022

		1,974,348

Semiconductors & Semiconductor Equipment – 3.5%
6,881	Actel Corp.*	85,118
71,076	Amkor Technology, Inc.*	306,338
74,554	Applied Micro Circuits Corp.*	406,319
9,524	Cirrus Logic, Inc.*	44,287
15,648	Cohu, Inc.	152,724
41,507	DSP Group, Inc.*	261,079
131,756	Entegris, Inc.*	194,999
80,404	Exar Corp.*	494,485
251,250	Lattice Semiconductor Corp.*	437,175
67,831	MIPS Technologies, Inc.*	225,199
43,632	RF Micro Devices, Inc.*	92,063
17,353	Rudolph Technologies, Inc.*	90,756
161,046	Silicon Image, Inc.*	438,045
172,608	Silicon Storage Technology, Inc.*	319,325
55,991	SiRF Technology Holdings, Inc.*	155,655
19,164	Trident Microsystems, Inc.*	26,255
6,944	Ultratech, Inc.*	93,883
38,076	Zoran Corp.*	340,399

		4,164,104

Software – 2.3%
21,154	ArcSight, Inc.*	319,426
12,110	Blackbaud, Inc.	184,314
41,447	Commvault Systems, Inc.*(a)	516,015
4,831	Digimarc Corp.*	48,117
30,802	i2 Technologies, Inc.*	274,754
60,296	Mentor Graphics Corp.*	405,189
64,656	OpenTV Corp.*	95,044
24,205	QAD, Inc.	64,385
41,225	Symyx Technologies, Inc.*	199,529

54,407	TIBCO Software, Inc.*	343,852
33,590	TiVo, Inc.*	251,925

		2,702,550

Specialty Retail – 4.9%
2,644	Aeropostale, Inc.*	89,817
40,301	Asbury Automotive Group, Inc.	389,711
54,227	Brown Shoe Co., Inc.	348,679
66,284	Build-A-Bear Workshop, Inc.*(a)	361,911
15,718	Charlotte Russe Holding, Inc.*	197,261
82,442	Charming Shoppes, Inc.*	287,722
2,548	Citi Trends, Inc.*	62,579
8,321	Conn’s, Inc.*(a)	136,797
20,263	Genesco, Inc.*	461,591
83,841	Hot Topic, Inc.*(a)	1,026,214
21,353	Jo-Ann Stores, Inc.*	391,187
5,423	Jos. A. Bank Clothiers, Inc.*	219,306
1,628	Monro Muffler Brake, Inc.	40,651
3,399	PetSmart, Inc.	77,769
10,811	Rent-A-Center, Inc.*	208,112
86,563	Stage Stores, Inc.	1,060,397
26,168	The Cato Corp.	502,949

		5,862,653

Textiles, Apparel & Luxury Goods – 1.1%
48,703	Carter’s, Inc.*	1,041,270
1,460	Columbia Sportswear Co.	44,851
2,067	Steven Madden Ltd.*	60,811
10,048	The Timberland Co.*	163,180

		1,310,112

Thrifts & Mortgage Finance – 1.9%
16,161	Abington Bancorp, Inc.	142,055
57,379	Brookline Bancorp, Inc.	569,200
111,359	First Financial Northwest, Inc.(a)	898,667
52,573	Provident Financial Services, Inc.	560,954
12,890	Washington Federal, Inc.	167,312

		2,338,188

Tobacco* – 0.1%
20,738	Alliance One International, Inc.	77,768

Trading Companies & Distributors – 0.3%
10,143	Aircastle Ltd.	66,944
6,509	Watsco, Inc.	279,561

		346,505

Water Utilities – 0.2%
7,497	SJW Corp.	188,924
7,748	Southwest Water Co.	44,474

		233,398

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Wireless Telecommunication Services – 1.4%
26,708	Syniverse Holdings, Inc.*	$336,520
116,695	USA Mobility, Inc.	1,297,648
2,151	Virgin Mobile USA, Inc.*	4,410

		1,638,578

TOTAL COMMON STOCKS
(Cost $124,673,435)		$117,770,819

		Expiration
Units	Description	Month	Value

Warrants* – 0.0%

Granite Broadcasting Corp.
5,013		06/12	$44
(Cost $263,962)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(c) – 2.6%

Joint Repurchase Agreement Account II
$3,100,000	0.176%	05/01/09	$3,100,000
Maturity Value: $3,100,015
(Cost $3,100,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $128,037,397)			$120,870,863

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 15.5%

Boston Global Investment Trust – Enhanced Portfolio II
18,855,497	0.456%	$18,648,087
(Cost $18,548,637)

TOTAL INVESTMENTS – 116.3%
(Cost $146,586,034)		$139,518,950

OTHER ASSETS IN EXCESS OF LIABILITIES – (16.3%)		(19,547,259)

NET ASSETS – 100.0%		$119,971,691

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on April 30, 2009. Additional information appears on page 87.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At April 30, 2009, the following futures contract was open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell Mini 2000 Index	53	June 2009	$2,579,510	$533,085

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%

Aerospace & Defense – 1.7%
4,714	Goodrich Corp.	$208,736
60,787	Lockheed Martin Corp.	4,773,603
23,018	Northrop Grumman Corp.(a)	1,112,920
40,052	The Boeing Co.	1,604,083
24,687	United Technologies Corp.	1,205,713

		8,905,055

Air Freight & Logistics – 2.3%
52,983	C.H. Robinson Worldwide, Inc.	2,816,576
72,710	Expeditors International of Washington, Inc.(b)	2,523,764
57,860	FedEx Corp.	3,237,846
63,169	United Parcel Service, Inc. Class B	3,306,265

		11,884,451

Auto Components – 0.6%
1,038	Federal-Mogul Corp.*	11,522
163,191	Johnson Controls, Inc.	3,102,261

		3,113,783

Beverages – 2.1%
65,722	Coca-Cola Enterprises, Inc.	1,121,218
9,630	Dr. Pepper Snapple Group, Inc.*	199,437
154,554	Hansen Natural Corp.*(b)	6,299,621
64,421	PepsiCo, Inc.	3,205,589
4,984	The Coca-Cola Co.	214,561

		11,040,426

Biotechnology* – 3.2%
97,290	Amgen, Inc.	4,715,646
61,147	Biogen Idec, Inc.	2,955,846
191,018	Gilead Sciences, Inc.(b)	8,748,625

		16,420,117

Building Products* – 0.0%
1,002	Armstrong World Industries, Inc.	18,216

Capital Markets – 3.6%
37,337	Bank of New York Mellon Corp.	951,347
14,180	BlackRock, Inc.	2,077,654
145,505	Eaton Vance Corp.	3,982,472
49,239	Federated Investors, Inc. Class B	1,126,588
26,217	Franklin Resources, Inc.	1,585,604
76,449	Morgan Stanley	1,807,254
144,442	SEI Investments Co.	2,026,521
88,873	T. Rowe Price Group, Inc.(b)	3,423,388
83,726	The Charles Schwab Corp.	1,547,257

		18,528,085

Chemicals – 1.1%
16,601	Ecolab, Inc.	639,968
44,646	Huntsman Corp.	239,303
51,463	Monsanto Co.	4,368,694
33,970	The Dow Chemical Co.	543,520

		5,791,485

Commercial Banks – 2.6%
77,144	BB&T Corp.(b)	1,800,541
93,291	Comerica, Inc.	1,957,245
192,023	U.S. Bancorp	3,498,659
321,736	Wells Fargo & Co.(b)	6,437,938

		13,694,383

Communications Equipment – 2.8%
538,234	Cisco Systems, Inc.*	10,398,681
80,096	QUALCOMM, Inc.	3,389,663
176,582	Tellabs, Inc.*	925,289

		14,713,633

Computers & Peripherals – 4.9%
47,953	Apple, Inc.*(a)	6,033,926
216,080	Dell, Inc.*	2,510,850
445,600	EMC Corp.*(b)	5,583,368
51,973	International Business Machines Corp.	5,364,133
197,873	NetApp, Inc.*(b)	3,621,076
115,368	Seagate Technology	941,403
53,409	Sun Microsystems, Inc.*	489,226
43,550	Western Digital Corp.*	1,024,296

		25,568,278

Construction & Engineering – 0.3%
4,556	Fluor Corp.	172,536
37,788	URS Corp.*	1,664,939

		1,837,475

Containers & Packaging – 0.6%
68,200	Ball Corp.	2,572,504
14,504	Sonoco Products Co.	354,043

		2,926,547

Diversified Financial Services – 2.8%
313,015	Bank of America Corp.	2,795,224
877,497	Citigroup, Inc.(b)	2,676,366
4,509	CME Group, Inc.	998,067
210,180	JPMorgan Chase & Co.	6,935,940
31,043	Moody’s Corp.	916,389

		14,321,986

Diversified Telecommunication Services – 3.5%
230,874	AT&T, Inc.	5,914,992
171,592	Embarq Corp.	6,273,403
200,615	Verizon Communications, Inc.(b)	6,086,659

		18,275,054

Electric Utilities – 1.4%
11,460	Duke Energy Corp.	158,262
117,036	Exelon Corp.(b)	5,398,871
65,656	PPL Corp.	1,963,771

		7,520,904

Electrical Equipment – 1.5%
226,700	Emerson Electric Co.	7,716,868

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components* – 0.4%
113,385	Ingram Micro, Inc.	$1,646,350
11,287	Tech Data Corp.	324,953

		1,971,303

Energy Equipment & Services – 0.9%
91,381	Schlumberger Ltd.	4,476,755

Food & Staples Retailing – 3.4%
130,434	BJ’s Wholesale Club, Inc.*(b)	4,348,669
4,008	Costco Wholesale Corp.	194,789
28,582	SUPERVALU, Inc.	467,316
248,812	Wal-Mart Stores, Inc.	12,540,125

		17,550,899

Food Products – 1.6%
91,958	Archer-Daniels-Midland Co.	2,264,006
49,874	Bunge Ltd.(b)	2,394,451
22,722	Campbell Soup Co.	584,410
32,687	Hormel Foods Corp.	1,022,776
25,643	The Hershey Co.	926,738
87,040	Tyson Foods, Inc.	917,401

		8,109,782

Health Care Equipment & Supplies – 1.1%
283,714	Boston Scientific Corp.*	2,386,035
91,850	Hologic, Inc.*(b)	1,364,891
50,176	Medtronic, Inc.	1,605,632
15,165	Varian Medical Systems, Inc.*	506,056

		5,862,614

Health Care Providers & Services – 1.8%
21,595	AmerisourceBergen Corp.(a)	726,456
84,184	Coventry Health Care, Inc.*	1,339,367
92,134	Humana, Inc.*	2,651,616
40,423	McKesson Corp.	1,495,651
47,471	Medco Health Solutions, Inc.*	2,067,362
21,231	WellPoint, Inc.*	907,838

		9,188,290

Health Care Technology* – 0.3%
4,441	Cerner Corp.	238,926
118,918	Hlth Corp.(b)	1,308,098

		1,547,024

Hotels, Restaurants & Leisure – 2.3%
83,842	McDonald’s Corp.	4,467,940
52,056	Panera Bread Co.*(b)	2,915,657
63,553	Wyndham Worldwide Corp.	742,299
107,460	Yum! Brands, Inc.	3,583,791

		11,709,687

Household Durables – 0.3%
75,104	Harman International Industries, Inc.	1,366,142

Household Products – 1.8%
112,505	Colgate-Palmolive Co.	6,637,795
50,491	The Procter & Gamble Co.	2,496,275

		9,134,070

Independent Power Producers & Energy Traders* – 0.5%
827,223	Dynegy, Inc.	1,472,457
102,930	Mirant Corp.	1,310,299

		2,782,756

Industrial Conglomerates – 0.8%
253,091	General Electric Co.	3,201,601
46,679	Tyco International Ltd.	1,109,093

		4,310,694

Insurance – 1.7%
44,175	Aflac, Inc.	1,276,216
8,589	Endurance Specialty Holdings Ltd.(b)	224,688
31,521	First American Corp.	885,110
59,978	HCC Insurance Holdings, Inc.	1,434,674
131,150	Loews Corp.	3,264,323
30,958	The Travelers Cos., Inc.	1,273,612
20,178	Unum Group	329,709

		8,688,332

Internet Software & Services* – 1.6%
15,474	Google, Inc.	6,127,240
15,452	Sohu.com, Inc.(b)	805,822
75,024	VeriSign, Inc.	1,543,994

		8,477,056

IT Services – 1.8%
312,076	Accenture Ltd.	9,184,397

Life Sciences Tools & Services* – 0.3%
42,393	Thermo Fisher Scientific, Inc.	1,487,146

Machinery – 0.7%
35,303	AGCO Corp.*(a)	857,863
6,055	Danaher Corp.	353,854
22,561	Illinois Tool Works, Inc.	740,001
62,975	The Toro Co.(b)	1,913,180

		3,864,898

Media – 3.4%
65,022	CBS Corp. Class B	457,755
228,991	Comcast Corp.	3,540,201
47,898	Comcast Corp. Special Class A	703,143
96,518	The Walt Disney Co.	2,113,744
153,169	Time Warner Cable, Inc.	4,936,637
281,134	Time Warner, Inc.	6,137,155

		17,888,635

Metals & Mining – 0.9%
14,361	Allegheny Technologies, Inc.	470,036
8,409	Newmont Mining Corp.	338,378
75,995	Reliance Steel & Aluminum Co.	2,677,304

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)

11,590	Schnitzer Steel Industries, Inc.(b)	$574,400
46,838	Southern Copper Corp.	869,782

		4,929,900

Multi-Utilities – 0.2%
21,941	Integrys Energy Group, Inc.	579,462
49,403	NiSource, Inc.	542,939

		1,122,401

Multiline Retail – 1.5%
13,279	Dollar Tree, Inc.*	562,233
211,798	Family Dollar Stores, Inc.	7,029,575

		7,591,808

Oil, Gas & Consumable Fuels – 12.7%
33,481	Apache Corp.	2,439,426
173,412	Chevron Corp.	11,462,533
2,096	Cimarex Energy Co.	56,382
111,905	ConocoPhillips	4,588,105
86,192	Devon Energy Corp.	4,469,055
363,657	Exxon Mobil Corp.(b)	24,245,012
71,181	Frontier Oil Corp.	904,710
44,067	Murphy Oil Corp.	2,102,437
46,400	Occidental Petroleum Corp.	2,611,856
92,433	Sunoco, Inc.	2,450,399
219,776	Tesoro Corp.(b)	3,351,584
356,502	Valero Energy Corp.	7,073,000

		65,754,499

Pharmaceuticals – 6.1%
50,062	Bristol-Myers Squibb Co.	961,190
286,583	Eli Lilly & Co.	9,434,312
56,015	Forest Laboratories, Inc.*	1,214,965
102,520	Johnson & Johnson(b)	5,367,947
118,027	King Pharmaceuticals, Inc.*	930,053
182,967	Merck & Co., Inc.	4,435,120
358,929	Pfizer, Inc.	4,795,292
190,687	Schering-Plough Corp.	4,389,615

		31,528,494

Professional Services – 0.6%
38,738	Manpower, Inc.	1,669,220
57,588	Robert Half International, Inc.(b)	1,383,264

		3,052,484

Real Estate Investment Trusts – 1.0%
9,284	Federal Realty Investment Trust(b)	512,477
63,286	Nationwide Health Properties, Inc.(b)	1,562,531
27,696	Plum Creek Timber Co., Inc.(b)	956,066
17,649	Rayonier, Inc.	681,604
78,656	SL Green Realty Corp.(b)	1,389,065

		5,101,743

Road & Rail(b) – 1.0%
182,369	J.B. Hunt Transportation Services, Inc.	5,128,216

Semiconductors & Semiconductor Equipment – 3.0%
188,616	Broadcom Corp.*	4,374,005
96,180	Cypress Semiconductor Corp.*	762,707
15,392	Integrated Device Technology, Inc.*	83,578
392,592	Intel Corp.	6,195,102
100,889	LSI Corp.*	387,414
41,966	Marvell Technology Group Ltd.*	460,787
182,505	Texas Instruments, Inc.	3,296,040

		15,559,633

Software – 4.7%
132,149	Adobe Systems, Inc.*	3,614,275
953,393	Microsoft Corp.	19,315,742
79,010	Symantec Corp.*	1,362,923

		24,292,940

Specialty Retail – 2.3%
11,839	Barnes & Noble, Inc.	309,235
204,697	PetSmart, Inc.	4,683,467
107,198	Ross Stores, Inc.	4,067,092
3,827	Signet Jewelers Ltd.	60,735
97,332	The TJX Cos., Inc.	2,722,376

		11,842,905

Textiles, Apparel & Luxury Goods – 0.0%
8,615	Jones Apparel Group, Inc.	79,603

Thrifts & Mortgage Finance – 0.1%
30,226	Hudson City Bancorp, Inc.	379,639

Tobacco – 3.1%
157,807	Lorillard, Inc.	9,962,356
167,639	Philip Morris International, Inc.	6,068,532

		16,030,888

Water Utilities – 0.0%
9,564	American Water Works Co., Inc.	172,152

Wireless Telecommunication Services* – 0.9%
5,696	Leap Wireless International, Inc.	205,455
76,117	NII Holdings, Inc.	1,230,051
744,607	Sprint Nextel Corp.	3,246,486

		4,681,992

TOTAL COMMON STOCKS
(Cost $541,893,500)		$507,126,523

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)
April 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Repurchase Agreement(c) – 2.8%

Joint Repurchase Agreement Account II
$14,700,000	0.176%	05/01/09	$14,700,000
Maturity Value: $14,700,072
(Cost $14,700,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $556,593,500)			$521,826,523

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 10.1%

Boston Global Investment Trust – Enhanced Portfolio II
53,115,223	0.456%	$52,530,956
(Cost $52,130,736)

TOTAL INVESTMENTS – 110.7%
(Cost $608,724,236)		$574,357,479

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.7)%		(55,637,227)

NET ASSETS – 100.0%		$518,720,252

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on April 30, 2009. Additional information appears on page 87.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(e)	Represents an affiliated issuer.
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACT — At April 30, 2009, the following futures contract was open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

S&P Mini 500 Index	235	June 2009	$10,222,500	$1,363,042

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Balanced	$4,500,000

Structured Large Cap Growth	22,400,000

Structured Large Cap Value	21,100,000

Structured Small Cap Equity	13,700,000

Structured Small Cap Growth	800,000

Structured Small Cap Value	3,100,000

Structured U.S. Equity	14,700,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$7,750,000,000	0.18%	05/01/09	$7,750,038,750

Barclays Capital, Inc.	5,500,000,000	0.16	05/01/09	5,500,024,444

Barclays Capital, Inc.	5,750,000,000	0.18	05/01/09	5,750,028,750

Barclays Capital, Inc.	1,000,000,000	0.25	05/01/09	1,000,006,944

Citigroup Global Markets, Inc.	2,000,000,000	0.19	05/01/09	2,000,010,556

Credit Suisse Securities (USA) LLC	2,500,000,000	0.18	05/01/09	2,500,012,500

Credit Suisse Securities (USA) LLC	300,000,000	0.22	05/01/09	300,001,833

Deutsche Bank Securities, Inc.	5,000,000,000	0.16	05/01/09	5,000,022,222

Deutsche Bank Securities, Inc.	250,000,000	0.22	05/01/09	250,001,528

JPMorgan Securities	2,700,000,000	0.18	05/01/09	2,700,013,500

Merrill Lynch & Co., Inc.	750,000,000	0.17	05/01/09	750,003,542

Merrill Lynch & Co., Inc.	250,000,000	0.29	05/01/09	250,002,014

Merrill Lynch & Co., Inc.	50,000,000	0.30	05/01/09	50,000,417

Morgan Stanley & Co.	1,950,000,000	0.14	05/01/09	1,950,007,583

RBS Securities, Inc.	500,000,000	0.19	05/01/09	500,002,639

UBS Securities LLC	294,300,000	0.16	05/01/09	294,301,308

Wachovia Capital Markets	300,000,000	0.17	05/01/09	300,001,417

TOTAL				$36,844,479,947

At April 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 5.410% , due 04/17/36; Federal Home Loan Bank, 1.375% to 7.375%, due 06/12/09 to 06/12/26; Federal Home Loan Mortgage Corp., 1.039% to 15.000%, due 05/01/09 to 04/01/39; Federal National Mortgage Association, 0.000% to 16.000%, due 05/01/09 to 02/01/49; Government National Mortgage Association, 5.000% to 6.500%, due 10/20/37 to 04/15/39; Tennessee Valley Authority, 5.625%, due 01/18/11; U.S. Treasury Bill, 0.000%, due 07/30/09 to 10/29/09; U.S. Treasury Inflation Protected Securities, 1.750% to 2.500%, due 04/15/11 to 11/15/29; U.S. Treasury Bonds, 5.250% to 8.500%, 02/15/20 to 11/15/28; U.S. Treasury Interest-Only Stripped Securities, 0.000% due 10/15/09 to 04/15/29; U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/09 to 04/15/29; U.S. Treasury Notes, 2.000% to 6.500%, due 10/15/09 to 11/15/18 and U.S. Cash Management Bill, 0.000% due 06/24/09. The aggregate market value of the collateral, including accrued interest, was $37,676,536,342.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

Balanced Fund

Assets:

Investments in securities of unaffiliated issuers, at value (identified cost $123,500,035, $907,128,357, $949,476,364, $572,225,787, $33,711,314, $128,037,397 and $556,593,500, respectively)(a)	$125,033,544
Investments in affiliated securities lending reinvestment vehicle, at value (identified cost $1,368,592, $73,952,433, $114,624,611, $87,862,878, $2,311,191, $18,548,637 and $52,130,736, respectively)	1,373,142
Cash	17,015
Foreign currencies, at value (identified cost $68,044 for the Balanced Fund)	63,120
Receivables:
Investment securities sold	4,297,736
Due from broker — swap collateral(b)	604,251
Dividends and interest, at value	490,628
Fund shares sold	40,991
Foreign tax reclaims, at value	2,036
Securities lending income	1,858
Due from broker — variation margin, at value	1,643
Reimbursement from adviser	—
Swap contracts, at value (includes upfront payments made (received) of $162,866 for the Balanced Fund)	669,689
Forward foreign currency exchange contracts, at value	385
Other assets, at value	36,713

Total assets	132,632,751

Liabilities:

Due to Custodian	—
Payables:
Investment securities purchased	6,852,233
Payable upon return of securities loaned	1,425,350
Forward sale contract, at value (proceeds receivable $1,030,781 for the Balanced Fund)	1,028,516
Fund shares redeemed	173,613
Amounts owed to affiliates	138,065
Premium for swaps sold	19,813
Due to broker — variation margin, at value	—
Swap contracts, at value (includes upfront payments received of $264,112 for the Balanced Fund)	832,580
Accrued expenses and other liabilities	156,916

Total liabilities	10,627,086

Net Assets:

Paid-in capital	161,861,550
Accumulated undistributed net investment income	123,538
Accumulated net realized loss from investment, futures, swap and foreign currency related transactions	(41,654,573)
Net unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	1,675,150

NET ASSETS	$122,005,665

Net Assets:
Class A	$104,756,942
Class B	8,844,678
Class C	6,288,794
Institutional	2,115,251
Service	—
Class IR	—
Class R	—

Total Net Assets	$122,005,665

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	7,541,909
Class B	641,609
Class C	457,491
Institutional	150,105
Service	—
Class IR	—
Class R	—

Net asset value, offering and redemption price per share:(c)
Class A	$13.89
Class B	13.79
Class C	13.75
Institutional	14.09
Service	—
Class IR	—
Class R	—

(a)	Includes loaned securities having a market value of $1,374,175, $76,251,231, $116,171,033, $88,667,078, $2,278,199, $18,784,626 and $53,522,712 for the Balanced, Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value and Structured U.S. Equity Funds, respectively.
(b)	Represents restricted cash on deposit as collateral for swaps for the Balanced Fund.
(c)	Maximum public offering price per share for Class A Shares of the Balanced, Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value and Structured U.S. Equity Funds (NAV per share multiplied by 1.0582) is $14.70, $9.06, $7.54, $7.54, $12.84, $16.70 and $17.67 respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Structured Large	Structured Large	Structured Small	Structured Small	Structured Small	Structured U.S.
Cap Growth Fund	Cap Value Fund	Cap Equity Fund	Cap Growth Fund	Cap Value Fund	Equity Fund

$833,443,300	$833,918,050	$537,826,295	$32,234,438	$120,870,863	$521,826,523
74,461,833	115,354,908	88,497,545	2,322,014	18,648,087	52,530,956
113,008	124,882	38,019	—	24,882	138,512
—	—	—	—	—	—
—	—	15,637,066	449,012	1,765,447	—
—	—	—	—	—	—
361,290	1,181,497	442,561	10,086	162,390	465,781
296,230	454,233	146,521	27,511	39,140	101,997
1,397	5,814	—	—	—	22,147
56,477	334,221	76,563	4,221	13,234	94,844
20,205	21,015	—	—	—	—
76,852	88,817	44,857	43,252	25,386	88,128
—	—	—	—	—	—
—	—	—	—	—	—
36,132	8,863	2,608	99,311	—	143,990

908,866,724	951,492,300	642,712,035	35,189,845	141,549,429	575,412,878

—	—	—	54,448	—	—

—	—	13,776,047	363,681	1,620,201	—
78,074,475	119,476,822	91,599,750	2,412,796	19,393,675	54,765,475
—	—	—	—	—	—
540,280	724,447	622,033	86,484	280,135	1,068,730
453,368	451,234	405,948	37,578	146,077	392,146
—	—	—	—	—	—
—	—	47,880	2,310	11,130	48,175
—	—	—	—	—	—
134,723	182,427	169,542	106,623	126,520	418,100

79,202,846	120,834,930	106,621,200	3,063,920	21,577,738	56,692,626

1,768,222,260	1,645,617,288	953,833,860	59,675,504	229,406,239	878,303,361
6,015,820	1,159,075	3,916,927	72,127	252,470	3,685,973
(872,752,240)	(702,654,486)	(389,350,259)	(26,266,293)	(103,153,019)	(330,265,367)
(71,821,962)	(113,464,507)	(32,309,693)	(1,355,413)	(6,533,999)	(33,003,715)

$829,663,878	$830,657,370	$536,090,835	$32,125,925	$119,971,691	$518,720,252

$201,382,640	$212,794,840	$127,856,798	$16,262,223	$69,136,587	$317,882,792
11,812,723	3,391,508	2,754,449	8,082,172	29,664,101	28,669,427
13,846,416	11,415,426	9,678,300	4,382,451	19,471,844	34,996,992
602,498,869	596,543,466	393,989,719	3,386,475	1,686,624	134,658,649
110,671	6,486,116	1,770,839	—	—	2,483,807
6,029	6,589	6,265	6,324	6,287	5,888
6,530	19,425	34,465	6,280	6,248	22,697

$829,663,878	$830,657,370	$536,090,835	$32,125,925	$119,971,691	$518,720,252

23,537,443	29,865,599	17,938,492	1,340,148	4,381,213	19,039,579
1,491,016	478,840	428,816	764,614	2,657,152	1,833,635
1,747,265	1,612,904	1,500,372	411,165	1,544,786	2,264,888
68,543,098	83,775,664	53,342,650	253,939	87,022	7,885,022
13,040	906,843	250,624	—	—	149,439
709	926	884	519	399	355
766	2,732	4,854	519	396	1,367

$8.56	$7.13	$7.13	$12.13	$15.78	$16.70
7.92	7.08	6.42	10.57	11.16	15.64
7.92	7.08	6.45	10.66	12.60	15.45
8.79	7.12	7.39	13.34	19.38	17.08
8.49	7.15	7.07	—	—	16.62
8.51	7.11	7.09	12.18	15.76	16.59
8.52	7.11	7.10	12.09	15.77	16.61

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Statements of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

Balanced Fund

Investment income:

Dividends(a)	$1,293,432
Interest	1,585,198
Securities lending income — affiliated issuer	18,678

Total investment income	2,897,308

Expenses:

Management fees	399,842
Distribution and Service fees(b)	208,812
Transfer Agent fees(b)	115,274
Custody and accounting fees	68,879
Professional fees	40,518
Printing fees	37,781
Registration fees	14,989
Trustee fees	8,065
Service share fees — Shareholder Administration Plan	—
Service share fees — Service Plan	—
Other	28,720

Total expenses	922,880

Less — expense reductions	(221,539)

Net expenses	701,341

NET INVESTMENT INCOME	2,195,967

Realized and unrealized gain (loss) from investment, futures, swap and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	(21,619,957)
Securities lending reinvestment vehicle transactions — affiliated issuer	6,573
Futures transactions	1,046,752
Swap contracts	696,092
Foreign currency related transactions	10,720
Net change in unrealized gain (loss) on:
Investments	11,963,354
Securities lending reinvestment vehicle — affiliated issuer	1,779
Futures	585,609
Swap contracts	(256,734)
Translation of assets and liabilities denominated in foreign currencies	(46,215)

Net realized and unrealized loss from investment, futures, swap and foreign currency related transactions	(7,612,027)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,416,060)

(a)	For the Balanced, Structured Large Cap Growth, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value and Structured U.S. Equity Funds, foreign taxes withheld on dividends were $359, $645, $5,943, $122, $167 and $1,400, respectively.
(b)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees				Transfer Agent Fees
Fund	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Balanced	$131,880	$45,246	$31,686	$—	$100,229	$8,597	$6,020	$428	$—	$—	$—
Structured Large Cap Growth	274,691	62,992	68,538	14	208,765	11,969	13,022	127,160	25	5	5
Structured Large Cap Value	298,765	19,509	59,222	22	227,061	3,707	11,252	128,781	1,269	5	9
Structured Small Cap Equity	158,438	14,121	45,954	30	120,413	2,683	8,731	69,879	326	5	12
Structured Small Cap Growth	19,454	39,914	20,137	14	14,784	7,583	3,827	611	—	5	5
Structured Small Cap Value	84,551	158,194	99,460	15	64,258	30,057	18,897	320	—	6	6
Structured U.S. Equity	404,710	172,099	177,655	24	307,580	32,699	33,754	27,468	494	5	9

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Structured Large	Structured Large	Structured Small	Structured Small	Structured Small	Structured U.S.
Cap Growth Fund	Cap Value Fund	Cap Equity Fund	Cap Growth Fund	Cap Value Fund	Equity Fund

$10,402,502	$17,041,952	$5,853,540	$265,256	$1,758,265	$8,401,681
16,873	18,488	13,705	674	2,081	13,156
480,262	858,776	870,182	37,092	175,587	263,830

10,899,637	17,919,216	6,737,427	303,022	1,935,933	8,678,667

2,866,485	2,715,061	2,081,690	130,188	513,326	1,734,018
406,235	377,518	218,543	79,519	342,220	754,488
360,951	372,084	202,049	26,815	113,544	402,009
45,281	52,136	103,621	58,188	57,790	54,366
72,296	65,640	68,491	59,497	96,008	73,652
85,483	97,794	40,800	14,327	31,381	39,019
72,951	100,488	86,076	49,687	44,654	58,482
8,065	8,065	8,065	8,065	8,065	8,065
155	7,931	2,038	—	—	3,087
155	7,931	2,038	—	—	3,087
48,072	46,899	12,913	21,375	14,285	97,547

3,966,129	3,851,547	2,826,324	447,661	1,221,273	3,227,820

(943,897)	(793,550)	(408,246)	(216,766)	(274,144)	(694,524)

3,022,232	3,057,997	2,418,078	230,895	947,129	2,533,296

7,877,405	14,861,219	4,319,349	72,127	988,804	6,145,371

(338,682,321)	(374,999,383)	(188,722,393)	(11,643,173)	(48,556,861)	(204,835,018)
913,967	786,450	162,958	6,250	42,671	173,167
(2,093,708)	(4,256,452)	3,129,596	(156,729)	(759,471)	(2,545,126)
—	—	—	—	—	—
—	—	—	—	—	—

273,970,181	174,461,321	118,298,735	9,558,918	24,548,553	132,463,155
184,710	296,326	417,248	5,835	62,573	256,735
1,069,834	1,871,266	668,107	59,563	380,448	1,084,176
—	—	—	—	—	—
—	—	—	—	—	—

(64,637,337)	(201,840,472)	(66,045,749)	(2,169,336)	(24,282,087)	(73,402,911)

$(56,759,932)	$(186,979,253)	$(61,726,400)	$(2,097,209)	$(23,293,283)	$(67,257,540)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Statements of Changes in Net Assets

	Balanced Fund
	For the		For the
	Six Months Ended		Period	For the Fiscal
	April 30, 2009		September 1, 2008 to	Year Ended
	(Unaudited)		October 31, 2008*	August 31, 2008

From operations:

Net investment income	$2,195,967		$931,850	$6,386,929
Net realized gain (loss) from investment, futures, swap and foreign currency related transactions	(19,859,820)		(14,809,000)	6,146,952
Net change in unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	12,247,793		(13,729,040)	(25,620,244)

Net decrease in net assets resulting from operations	(5,416,060)		(27,606,190)	(13,086,363)

Distributions to shareholders:

From net investment income
Class A Shares	(1,997,381)		(1,481,067)	(4,604,437)
Class B Shares	(138,722)		(105,121)	(290,906)
Class C Shares	(98,984)		(66,686)	(165,788)
Institutional Shares	(44,886)		(30,699)	(101,477)
Service Shares	(11	)(b)	(14)	(39)
Class IR Shares(a)	—		—	—
Class R Shares(a)	—		—	—
From net realized gains
Class A Shares	—		—	(10,383,013)
Class B Shares	—		—	(942,271)
Class C Shares	—		—	(484,803)
Institutional Shares	—		—	(203,943)
Service Shares	—	(b)	—	(88)
Class IR Shares(a)	—		—	—
Class R Shares(a)	—		—	—

Total distributions to shareholders	(2,279,984)		(1,683,587)	(17,176,765)

From share transactions:

Net proceeds from sales of shares	17,976,996		3,591,535	25,765,906
Reinvestment of distributions	2,170,476		1,605,942	16,441,937
Cost of shares redeemed	(26,698,077)		(12,011,393)	(48,284,619)

Net increase (decrease) in net assets resulting from share transactions	(6,550,605)		(6,813,916)	(6,076,776)

TOTAL DECREASE	(14,246,649)		(36,103,693)	(36,339,904)

Net assets:

Beginning of period	136,252,314		172,356,007	208,695,911

End of period	$122,005,665		$136,252,314	$172,356,007

Accumulated undistributed net investment income	$123,538		$207,555	$708,906

*    The Fund changed its fiscal year end from August 31 to October 31.
(a)   Commenced operations on November 30, 2007.
(b)   Service Shares liquidated on March 13, 2009.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Structured Large Cap Growth Fund			Structured Large Cap Value Fund
For the	For the		For the	For the
Six Months Ended	Period	For the Fiscal	Six Months Ended	Period	For the Fiscal
April 30, 2009	September 1, 2008 to	Year Ended	April 30, 2009	September 1, 2008 to	Year Ended
(Unaudited)	October 31, 2008*	August 31, 2008	(Unaudited)	October 31, 2008*	August 31, 2008

$7,877,405	$1,430,617	$13,455,524	$14,861,219	$4,095,074	$27,360,549
(339,862,062)	(150,485,067)	(146,143,204)	(378,469,385)	(132,755,314)	(188,772,419)
275,224,725	(318,094,964)	(116,619,940)	176,628,913	(227,175,718)	(160,413,011)

(56,759,932)	(467,149,414)	(249,307,620)	(186,979,253)	(355,835,958)	(321,824,881)

(2,460,360)	—	(1,589,771)	(3,555,462)	(1,564,846)	(6,988,963)
—	—	—	(42,941)	(13,473)	(62,710)
—	—	(51)	(135,780)	(39,484)	(151,000)
(11,541,258)	—	(9,636,712)	(11,221,872)	(5,024,905)	(21,121,508)
(1,697)	—	(332)	(93,773)	(33,753)	(159,371)
(82)	—	(68)	(100)	(39)	(129)
(42)	—	(64)	(198)	(29)	(101)

—	—	(3,939,301)	—	—	(18,361,146)
—	—	(293,803)	—	—	(431,744)
—	—	(241,109)	—	—	(786,286)
—	—	(9,586,469)	—	—	(42,391,681)
—	—	(1,742)	—	—	(431,108)
—	—	(66)	—	—	(331)
—	—	(66)	—	—	(331)

(14,003,439)	—	(25,289,554)	(15,050,126)	(6,676,529)	(90,886,409)

39,388,117	30,047,315	513,747,191	69,848,734	189,924,802	550,765,883
13,944,492	—	24,851,440	14,532,344	6,460,280	88,103,670
(284,932,343)	(194,132,108)	(899,674,584)	(239,853,865)	(107,229,116)	(906,786,059)

(231,599,734)	(164,084,793)	(361,075,953)	(155,472,787)	89,155,966	(267,916,506)

(302,363,105)	(631,234,207)	(635,673,127)	(357,502,166)	(273,356,521)	(680,627,796)

1,132,026,983	1,763,261,190	2,398,934,317	1,188,159,536	1,461,516,057	2,142,143,853

$829,663,878	$1,132,026,983	$1,763,261,190	$830,657,370	$1,188,159,536	$1,461,516,057

$6,015,820	$12,141,854	$10,711,237	$1,159,075	$1,347,982	$3,923,352

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Statements of Changes in Net Assets

	Structured Small Cap Equity Fund
	For the	For the
	Six Months Ended	Period	For the Fiscal
	April 30, 2009	September 1, 2008 to	Year Ended
	(Unaudited)	October 31, 2008*	August 31, 2008

From operations:

Net investment income (loss)	$4,319,349	$1,155,356	$3,243,962
Net realized loss from investment and futures transactions	(185,429,839)	(61,253,267)	(140,229,965)
Net change in unrealized gain (loss) on investments and futures transactions	119,384,090	(163,911,456)	40,197,555

Net decrease in net assets resulting from operations	(61,726,400)	(224,009,367)	(96,788,448)

Distributions to shareholders:

From net investment income
Class A Shares	(1,037,787)	—	(35,227)
Class B Shares	—	—	—
Class C Shares	—	—	—
Institutional Shares	(4,785,739)	—	(1,941,165)
Service Shares	—	—	—
Class IR Shares(a)	(73)	—	(40)
Class R Shares(a)	(31)	—	(40)
From net realized gains
Class A Shares	—	—	(11,153,859)
Class B Shares	—	—	(533,109)
Class C Shares	—	—	(1,134,581)
Institutional Shares	—	—	(29,333,630)
Service Shares	—	—	(570,419)
Class IR Shares(a)	—	—	(547)
Class R Shares(a)	—	—	(547)

Total distributions to shareholders	(5,823,630)	—-	(44,703,164)

From share transactions:

Net proceeds from sales of shares	108,892,173	104,639,055	786,239,007
Reinvestment of distributions	5,741,755	—	43,448,651
Cost of shares redeemed	(109,618,179)	(66,024,826)	(747,461,230)

Net increase (decrease) in net assets resulting from share transactions	5,015,749	38,614,229	82,226,428

TOTAL DECREASE	(62,534,281)	(185,395,138)	(59,265,184)

Net assets:

Beginning of period	598,625,116	784,020,254	843,285,438

End of period	$536,090,835	$598,625,116	$784,020,254

Accumulated undistributed net investment income	$3,916,927	$5,421,208	$4,265,852

*    The Fund changed its fiscal year end from August 31 to October 31.
(a)   Commenced operations on November 30, 2007.
(b)   Service Shares liquidated on March 13, 2009.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Structured Small Cap Growth Fund		Structured Small Cap Value Fund			Structured U.S. Equity Fund
For the		For the			For the	For the
Six Months Ended	For the Fiscal	Six Months Ended		For the Fiscal	Six Months Ended	Period	For the Fiscal
April 30, 2009	Year Ended	April 30, 2009		Year Ended	April 30, 2009	September 1, 2008 to	Year Ended
(Unaudited)	October 31, 2008	(Unaudited)		October 31, 2008	(Unaudited)	October 31, 2008*	August 31, 2008

$72,127	$(362,956)	$988,804		$896,563	$6,145,371	$1,501,741	$13,080,684
(11,793,652)	(14,418,177)	(49,273,661)		(53,313,571)	(207,206,977)	(66,570,066)	(28,773,542)
9,624,316	(15,800,661)	24,991,574		(51,854,377)	133,804,066	(148,800,347)	(184,490,483)

(2,097,209)	(30,581,794)	(23,293,283)		(104,271,385)	(67,257,540)	(213,868,672)	(200,183,341)

—	—	(1,210,152)		—	(7,579,979)	—	(7,848,483)
—	—	(497,123)		—	(348,414)	—	(446,836)
—	—	(220,939)		—	(488,277)	—	(458,160)
—	—	(17,834)		—	(4,147,729)	—	(6,406,777)
— (b)	—	(63	)(b)	—	(44,745)	—	(110,019)
—	—	(132)		—	(157)	—	(149)
—	—	(90)		—	(117)	—	(145)

—	(15,008,970)	—		(119,598,980)	(1,293,917)	—	(79,028,986)
—	(10,387,958)	—		(74,753,142)	(171,980)	—	(14,306,085)
—	(4,715,049)	—		(44,108,532)	(157,400)	—	(9,896,644)
—	(2,800,609)	—		(2,055,733)	(554,383)	—	(45,940,297)
— (b)	(3,706)	—	(b)	(5,521)	(10,277)	—	(1,350,300)
—	(4,247)	—		(6,898)	(23)	—	(1,036)
—	(4,247)	—		(6,898)	(23)	—	(1,036)

—	(32,924,786)	(1,946,333)		(240,535,704)	(14,797,421)	—	(165,794,953)

2,050,407	7,761,648	8,570,488		25,145,535	55,100,668	18,601,942	145,159,416
—	31,578,477	1,853,221		223,152,818	13,792,252	—	145,324,409
(6,005,274)	(36,516,036)	(22,365,004)		(163,228,390)	(124,219,040)	(72,779,575)	(728,737,967)

(3,954,867)	2,824,089	(11,941,295)		85,069,963	(55,326,120)	(54,177,633)	(438,254,142)

(6,052,076)	(60,682,491)	(37,180,911)		(259,737,126)	(137,381,081)	(268,046,305)	(804,232,436)

38,178,001	98,860,492	157,152,602		416,889,728	656,101,333	924,147,638	1,728,380,074

$32,125,925	$38,178,001	$119,971,691		$157,152,602	$518,720,252	$656,101,333	$924,147,638

$72,127	$—	$252,470		$1,209,999	$3,685,973	$10,150,020	$8,635,990

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements
April 30, 2009 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-diversified

Balanced	A, B, C and Institutional Shares	Diversified

Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity and Structured U.S. Equity	A, B, C, Institutional, Service, IR and R Shares	Diversified

Structured Small Cap Growth and Structured Small Cap Value	A, B, C, Institutional, IR and R Shares	Diversified

Class A Shares of the Funds are sold with a front-end sales charge of up to 5.50%. Class B Shares of the Funds are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares of the Funds are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service, Class IR and Class R Shares of the Funds are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs” or the “Distributor”) serves as distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of such sales charges it receives as Distributor. As of March 13, 2009, the Service Shares of the Balanced, Structured Small Cap Growth and Structured Small Cap Value Funds were liquidated.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs, serves as investment adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.
On December 18, 2008, the Board of Trustees of the Structured Small Cap Value Fund approved a 7-for-1 reverse stock split effective the close of business on February 6, 2009. The stock split had no impact on the overall value of a shareholder’s investment in the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures on the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security Transactions and Investment Income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Certain mortgage security paydown gains and losses are included in interest income in the accompanying Statements of Operations.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.
In addition, distributions received from the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Code, applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Fund	Declared/Paid	Declared/Paid

Balanced and Structured Large Cap Value	Quarterly	Annually

Structured Large Cap Growth, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value and Structured U.S. Equity	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Financial statements are adjusted for permanent book/tax differences to reflect the appropriate tax character, and are not adjusted for temporary differences.
GAAP establishes financial statement accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on a U.S. income tax return. GSAM has reviewed the tax positions for the Funds for the open tax years (tax years ended August 31, 2006-8, and October 31, 2008, except for Structured Small Cap Growth and Structured Small Cap Value with open tax years of October 31, 2006-8) and determined that they did not have a material impact on the Funds’ financial statements.

E. Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. The effect of changes in foreign currency exchange rates on fixed income securities are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized and unrealized gain (loss) on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Non U.S. currency symbols utilized throughout the report are defined as follows:

BRL = Brazilian Real EUR = Euro	KRW = South Korean Won MXN = Mexican Peso

F. Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are “marked-to-market” daily at the applicable forward rate and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

G. Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

H. Mortgage-Backed and Asset-Backed Securities — The Balanced Fund may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates, and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s, typically monthly, are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.

I. Mortgage Dollar Rolls — The Balanced Fund may enter into mortgage dollar rolls (“dollar rolls”) in which the Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund treats dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
During the settlement period between sale and repurchase, the Fund will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other party.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

J. Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

K. Swap Contracts — The Balanced Fund may enter into swap transactions for hedging purposes or to seek to increase total return. The Fund may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk, and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Fund may pay or receive cash to collateralize these contracts. This cash collateral is recorded as assets/liabilities on the Funds’ books.
Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Upfront payments made and/or received by the Fund, are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, which are recorded as a realized gain or loss ratably beginning on the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses on the Statements of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains or losses on the Statements of Operations. The Fund may invest in the following types of swaps:
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a trustworthy and transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
Credit default swaps meet the definition of a credit derivative as defined by the Financial Accounting Standards Board (“FASB”) Staff Position No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The Fund’s credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

L. Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

M. When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (To Be Announced) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

3. AGREEMENTS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
For the six months ended April 30, 2009, contractual and net management fees with GSAM were at the following rates:

							Effective Net
	Contractual Management Rate						Management
	Up to	Next	Next	Next	Over	Effective	Rate
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Rate	(after waiver)*

Balanced	0.65%	0.59%	0.56%	0.55%	0.54%	0.65%	0.55%

Structured Large Cap Growth	0.65	0.59	0.56	0.55	0.54	0.63	0.51

Structured Large Cap Value	0.60	0.54	0.51	0.50	0.49	0.60	0.51

Structured Small Cap Equity	0.85	0.85	0.77	0.73	0.72	0.85	0.81

Structured Small Cap Growth	0.85	0.85	0.77	0.73	0.72	0.85	0.81

Structured Small Cap Value	0.85	0.85	0.77	0.73	0.72	0.85	0.81

Structured U.S. Equity	0.65	0.59	0.56	0.55	0.54	0.65	0.51

*	GSAM has voluntarily agreed to waive a portion of its management fee in order to achieve the effective net management rates.

B. Distribution Agreement and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a fee accrued daily and paid monthly for distribution services and account maintenance services at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C	Class R*

Distribution Plan	0.25%	0.75%	0.75%	0.50%

Service Plan	—	0.25	0.25	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Plans to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation under the Plans does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

3. AGREEMENTS (continued)

Goldman Sachs may retain a portion of the Class A front end sales load and Class B and Class C contingent deferred sales charges. During the six months ended April 30, 2009, Goldman Sachs advised the Funds that it retained the following approximate amounts:

	Front End	Contingent Deferred
	Sales Load	Sales Charge
Fund	Class A	Class B	Class C

Balanced	$10,600	$—	$—

Structured Large Cap Growth	2,800	200	—

Structured Large Cap Value	15,200	—	400

Structured Small Cap Equity	2,600	—	200

Structured Small Cap Growth	600	—	—

Structured Small Cap Value	1,900	—	—

Structured U.S. Equity	7,300	—	1,200

C. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent for the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B, Class C, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional and Service Shares.

D. Service Plan and Shareholder Administration Plans — The Trust, on behalf of each Fund, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

E. Other Agreements — GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding management fees, distribution and service fees, transfer agent fees and expenses, Service Share fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior period expense reimbursements, if any. The Other Expenses limitations for Balanced, Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value and Structured U.S. Equity Funds as an annual percentage rate of average daily net assets are 0.064%, 0.004%, 0.004%, 0.004%, 0.004%, 0.004% and 0.004%, respectively. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent resulting in a reduction in the Funds’ expenses.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

3. AGREEMENTS (continued)

For the six months ended April 30, 2009, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows (in thousands):

		Custody
	Management	Fee	Other Expense	Total Expense
Fund	Fee Waiver	Credits	Reimbursement	Reductions

Balanced	$62	$1	$159	$222

Structured Large Cap Growth	617	12	315	944

Structured Large Cap Value	407	34	353	794

Structured Small Cap Equity	98	—	310	408

Structured Small Cap Growth	6	—	211	217

Structured Small Cap Value	24	—	250	274

Structured U.S. Equity	374	—	321	695

As of April 30, 2009 the amounts owed to affiliates of the Funds were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Balanced	$86	$33	$19	$138

Structured Large Cap Growth	338	61	54	453

Structured Large Cap Value	342	55	54	451

Structured Small Cap Equity	338	35	33	406

Structured Small Cap Growth	20	13	5	38

Structured Small Cap Value	76	52	18	146

Structured U.S. Equity	214	115	63	392

F. Line of Credit Facility — The Funds participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreement with GSAM or its affiliates. Pursuant to the terms of the facility, the Funds and other borrowers may increase the credit amount by an additional $300,000,000 for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2009, the Funds did not have any borrowings under the facility. Effective May 12, 2009, the facility decreased to $660,000,000.

4. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

4. FAIR VALUE OF INVESTMENTS (continued)

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2— Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

	Balanced				Structured Large Cap Growth
	Investments	Investments			Investments
	in Securities	in Securities	Derivatives(a)—	Derivatives(a)—	in Securities	Derivatives—
Level	Long-Assets	Long-Liabilities	Assets	Liabilities	Long-Assets	Assets

Level 1	$74,480,632	$—	$290,179	$(89,056)	$811,043,300	$1,353,695
Level 2	51,833,504	(1,028,516)	670,074	(832,580)	96,861,833	—
Level 3	92,550	—	—	—	—	—

Total	$126,406,686	$(1,028,516)	$960,253	$(921,636)	$907,905,133	$1,353,695

	Structured Large Cap Value		Structured Small Cap Equity		Structured Small Cap Growth
	Investments		Investments		Investments
	in Securities	Derivatives—	in Securities	Derivatives—	in Securities	Derivatives—
Level	Long-Assets	Assets	Long-Assets	Assets	Long-Assets	Assets

Level 1	$812,818,050	$1,363,510	$524,126,295	$1,455,132	$31,434,438	$110,640
Level 2	136,454,908	—	102,197,545	—	3,122,014	—
Level 3	—	—	—	—	—	—

Total	$949,272,958	$1,363,510	$626,323,840	$1,455,132	$34,556,452	$110,640

			Structured Small Cap Value		Structured U.S. Equity
			Investments		Investments
			in Securities	Derivatives—	in Securities	Derivatives—
Level			Long-Assets	Assets	Long-Assets	Assets

Level 1			$117,770,820	$533,085	$507,126,523	$1,363,042
Level 2			21,748,130	—	67,230,956	—
Level 3			—	—	—	—

Total			$139,518,950	$533,085	$574,357,479	$1,363,042

(a)	Derivatives may include open forward foreign currency exchange contracts, futures contracts and swap contracts.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

4. FAIR VALUE OF INVESTMENTS (continued)

The following is a reconciliation of Level 3 investments in the Balanced Fund for the period ended April 30, 2009:

Investments
in Securities
Level 3	Long-Assets

Beginning Balance as of October 31, 2008	$5
Realized gain (loss)	—
Unrealized losses relating to instruments still held at reporting date	(46,880)
Net purchase (sales)	—
Net transfers into Level 3	139,425

Ending Balance as of April 30, 2009	$92,550

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2009, are reported under Investment Income on the Statements of Operations.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

5. SECURITIES LENDING (continued)

The table below details securities lending activity with affiliates of Goldman Sachs as of, and for the six months ended April 30, 2009:

		Amounts Received
	Earnings of GSAL	by the Funds	Amounts Payable to
	Relating to	from Lending to	Goldman Sachs
	Securities Loaned for the	Goldman Sachs for the	Upon Return of
	six months ended	six months ended	Securities Loaned as
Fund	April 30, 2009	April 30, 2009	of April 30, 2009

Balanced	$2,074	$2,703	$24,750

Structured Large Cap Growth	53,352	73,230	18,121,750

Structured Large Cap Value	95,408	41,456	26,728,900

Structured Small Cap Equity	96,657	156,112	30,787,025

Structured Small Cap Growth	4,116	5,414	461,700

Structured Small Cap Value	19,500	54,775	4,542,650

Structured U.S. Equity	29,309	34,242	22,053,175

The following table provides information about the Funds’ investment in the Enhanced Portfolio for the six months ended April 30, 2009 (in thousands):

	Number of			Number of
	Shares Held			Shares Held
	Beginning	Shares	Shares	End of	Value at End
Fund	of Period	Bought	Sold	Period	of Period

Balanced	1,582	19,538	(19,732)	1,388	$1,373

Structured Large Cap Growth	230,830	446,298	(601,838)	75,290	74,462

Structured Large Cap Value	206,082	646,951	(736,395)	116,638	115,355

Structured Small Cap Equity	130,247	243,762	(284,527)	89,482	88,498

Structured Small Cap Growth	2,833	8,064	(8,549)	2,348	2,322

Structured Small Cap Value	20,424	47,817	(49,386)	18,855	18,648

Structured U.S. Equity	60,047	307,607	(314,539)	53,115	52,531

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2009, were as follows:

Fund	Purchases	Sales and Maturities

Balanced*	$140,820,509	$149,237,697

Structured Large Cap Growth	471,742,873	710,095,490

Structured Large Cap Value	494,641,053	641,483,554

Structured Small Cap Equity	394,700,525	386,941,843

Structured Small Cap Growth	22,424,311	26,406,631

Structured Small Cap Value	88,520,466	100,622,549

Structured U.S. Equity	342,170,092	408,370,652

*	Included in these amounts are the cost of purchases and proceeds from sales and maturities of U.S. Government and agency obligations in the amounts of $76,315,163 and $91,336,930, respectively.

For the six months ended April 30, 2009, Goldman Sachs earned approximately $5,200, $20,500, $12,600, $9,700, $300, $900 and $6,700 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, executed on behalf of Balanced, Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value and Structured U.S. Equity Funds, respectively.

7. TAX INFORMATION

As of the Funds’ most recent fiscal period end, October 31, 2008, the Funds’ capital loss carryforwards, on a tax basis were as follows:

		Structured	Structured	Structured	Structured	Structured	Structured
		Large Cap	Large Cap	Small Cap	Small Cap	Small Cap	U.S.
	Balanced	Growth	Value	Equity	Growth	Value	Equity

Capital loss carryforward:[1]
Expiring 2009	$—	$(61,712,621)	$—	$—	$—	$—	$(22,117,498)
Expiring 2010	—	(158,481,000)	—	—	—	—	—
Expiring 2011	—	(5,803,222)	—	—	—	—	—
Expiring 2015	—	(15,811,506)	—	(12,278,226)	—	—	—
Expiring 2016	(17,978,719)	(273,405,196)	(290,369,025)	(183,133,449)	(13,801,349)	(52,040,099)	(90,623,641)

Total capital loss carryforward	$(17,978,719)	$(515,213,545)	$(290,369,025)	$(195,411,675)	$(13,801,349)	$(52,040,099)	$(112,741,139)

[1]	Expiration occurs on October 31 of the year indicated.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

7. TAX INFORMATION (continued)

At April 30, 2009, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		Structured	Structured	Structured	Structured	Structured	Structured
		Large Cap	Large Cap	Small Cap	Small Cap	Small Cap	U.S.
	Balanced	Growth	Value	Equity	Growth	Value	Equity

Tax Cost	$129,263,610	$998,400,532	$1,097,060,514	$666,998,138	$36,641,646	$148,288,638	$618,735,198

Gross unrealized gain	9,814,527	36,482,608	34,400,993	54,400,527	3,349,338	12,200,365	29,885,784
Gross unrealized loss	(12,671,451)	(126,978,007)	(182,188,549)	(95,074,825)	(5,434,532)	(20,970,053)	(74,263,503)

Net unrealized security loss	$(2,856,924)	$(90,495,399)	$(147,787,556)	$(40,674,298)	$(2,085,194)	$(8,769,688)	$(44,377,719)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, foreign currency exchange contracts recognized for tax purposes and differing tax treatments of partnerships, securities on loan and swap income.

8. OTHER RISKS

Funds’ Shareholder Concentration — Certain Goldman Sachs Fund of Funds Portfolios and the Goldman Sachs Profit Sharing Trust may invest a significant percentage of their assets in the Funds. In the event the Fund of Funds Portfolios and/or the Profit Sharing Trust experience significant redemptions and/or reallocations, the Funds may be exposed to liquidity risk. In particular, the Funds may encounter difficulty meeting redemptions if unusual market conditions create an unfavorable environment in which the Funds are forced to liquidate their securities. As of April 30, 2009, the following Fund of Funds Portfolios and the Profit Sharing Master Trust were the beneficial owners of 5% or more of total outstanding shares for the following Funds:

		Goldman Sachs
	Goldman Sachs	Growth and	Goldman Sachs	Goldman Sachs
	Balanced	Income	Growth	Equity Growth	Goldman Sachs
	Strategy	Strategy	Strategy	Strategy	Profit Sharing
Fund	Portfolio	Portfolio	Portfolio	Portfolio	Master Trust

Structured Large Cap Growth	—%	23%	28%	12%	—%

Structured Large Cap Value	5	23	27	12	—

Structured Small Cap Equity	7	29	23	10	—

Structured U.S. Equity	—	—	—	—	12

Market and Credit Risks — In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

9. OTHER MATTERS

Indemnifications — Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be remote.

New Accounting Pronouncements — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for the first interim or annual period beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. GSAM does not believe the adoption of FAS 161 will impact the amounts reported in the financial statements; however, additional disclosures will be required.
In April 2009, the FASB issued a new FASB Staff Position FSP FAS 157-4, which amends FAS 157, and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure by reporting entities with respect to categories of assets and liabilities carried at fair value. GSAM believes applying the provisions of FSP FAS 157-4 will not have a material impact on the funds financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Balanced Fund

	For the Six Months Ended		For the Period
	April 30, 2009		September 1, 2008 to		For the Fiscal Year Ended
	(Unaudited)		October 31, 2008*		August 31, 2008

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,129,701	$15,524,454	157,717	$2,480,112	1,055,035	$20,299,858
Reinvestment of distributions	143,253	1,933,078	88,982	1,433,500	750,142	14,546,929
Shares converted from Class B(a)	13,413	177,666	6,433	110,009	36,531	706,128
Shares redeemed	(1,729,877)	(23,188,609)	(659,255)	(10,497,629)	(2,204,870)	(41,724,886)

	(443,510)	(5,553,411)	(406,123)	(6,474,008)	(363,162)	(6,171,971)

Class B Shares
Shares sold	52,212	698,327	20,543	316,249	113,767	2,181,577
Reinvestment of distributions	9,180	123,204	5,833	93,262	57,595	1,112,115
Shares converted to Class A(a)	(13,520)	(177,666)	(6,490)	(110,009)	(36,847)	(706,128)
Shares redeemed	(115,574)	(1,521,233)	(47,681)	(752,480)	(222,209)	(4,204,334)

	(67,702)	(877,368)	(27,795)	(452,978)	(87,694)	(1,616,770)

Class C Shares
Shares sold	123,754	1,676,443	43,207	677,975	142,730	2,716,622
Reinvestment of distributions	5,236	70,020	3,093	49,345	25,240	484,929
Shares redeemed	(126,691)	(1,673,191)	(38,273)	(586,460)	(96,963)	(1,785,501)

	2,299	73,272	8,027	140,860	71,007	1,416,050

Institutional Shares
Shares sold	5,693	77,772	7,909	117,199	27,227	567,849
Reinvestment of distributions	3,226	44,163	1,825	29,821	15,181	297,837
Shares redeemed	(22,551)	(314,026)	(10,149)	(174,824)	(30,377)	(569,898)

	(13,632)	(192,091)	(415)	(27,804)	12,031	295,788

Service Shares(b)
Reinvestment of distributions	1	11	1	14	7	127
Shares redeemed	(81)	(1,018)	—	—	—	—

	(80)	(1,007)	1	14	7	127

NET DECREASE	(522,625)	$(6,550,605)	(426,305)	$(6,813,916)	(367,811)	$(6,076,776)

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Service Shares liquidated on March 13, 2009.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured Large Cap Growth Fund

	For the Six Months Ended		For the Period
	April 30, 2009		September 1, 2008 to		For the Fiscal Year Ended
	(Unaudited)		October 31, 2008*		August 31, 2008

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,208,095	$25,984,079	1,699,581	$17,113,256	11,196,986	$150,204,131
Reinvestment of distributions	299,358	2,418,814	—	—	369,448	5,379,159
Shares converted from Class B(a)	185,816	1,434,845	137,036	1,559,472	513,196	7,025,033
Shares redeemed	(12,063,601)	(95,934,043)	(5,071,147)	(49,617,457)	(24,156,009)	(331,132,435)

	(8,370,332)	(66,096,305)	(3,234,530)	(30,944,729)	(12,076,379)	(168,524,112)

Class B Shares
Shares sold	76,792	570,483	26,947	252,968	145,793	1,844,645
Reinvestment of distributions	—	—	—	—	19,599	264,195
Shares converted to Class A(a)	(200,236)	(1,434,845)	(148,805)	(1,559,472)	(555,342)	(7,025,033)
Shares redeemed	(345,975)	(2,536,812)	(173,810)	(1,714,234)	(1,052,086)	(13,231,865)

	(469,419)	(3,401,174)	(295,668)	(3,020,738)	(1,442,036)	(18,148,058)

Class C Shares
Shares sold	68,378	503,387	35,680	324,163	175,838	2,226,533
Reinvestment of distributions	—	—	—	—	14,904	201,053
Shares redeemed	(304,302)	(2,235,283)	(153,252)	(1,484,424)	(786,655)	(9,814,374)

	(235,924)	(1,731,896)	(117,572)	(1,160,261)	(595,913)	(7,386,788)

Institutional Shares
Shares sold	1,475,174	12,323,836	1,217,235	12,354,469	26,017,707	359,384,015
Reinvestment of distributions	1,391,880	11,524,762	—	—	1,269,583	19,005,664
Shares redeemed	(22,539,390)	(184,153,301)	(13,152,059)	(141,303,390)	(37,571,586)	(545,479,426)

	(19,672,336)	(160,304,703)	(11,934,824)	(128,948,921)	(10,284,296)	(167,089,747)

Service Shares
Shares sold	721	5,779	250	2,459	5,279	67,867
Reinvestment of distributions	99	792	—	—	76	1,106
Shares redeemed	(9,084)	(72,876)	(1,186)	(12,603)	(1,269)	(16,484)

	(8,264)	(66,305)	(936)	(10,144)	4,086	52,489

Class IR Shares(b)
Shares sold	3	22	—	—	688	10,000
Reinvestment of distributions	11	82	—	—	9	134
Shares redeemed	(2)	(14)	—	—	—	—

	12	90	—	—	697	10,134

Class R Shares(b)
Shares sold	66	531	—	—	688	10,000
Reinvestment of distributions	5	42	—	—	9	129
Shares redeemed	(2)	(14)	—	—	—	—

	69	559	—	—	697	10,129

NET DECREASE	(28,756,194)	$(231,599,734)	(15,583,530)	$(164,084,793)	(24,393,144)	$(361,075,953)

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commenced operations November 30, 2007.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured Large Cap Value Fund

	For the Six Months Ended		For the Period
	April 30, 2009		September 1, 2008 to		For the Fiscal Year Ended
	(Unaudited)		October 31, 2008*		August 31, 2008

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,854,834	$35,629,053	4,801,622	$43,599,169	13,963,552	$170,233,927
Reinvestment of distributions	491,458	3,497,383	157,271	1,538,109	1,895,332	25,035,000
Shares converted from Class B(a)	36,811	250,523	19,065	199,615	152,140	1,953,439
Shares redeemed	(11,648,730)	(82,250,162)	(4,340,930)	(40,851,065)	(24,669,065)	(318,455,989)

	(6,265,627)	(42,873,203)	637,028	4,485,828	(8,658,041)	(121,233,623)

Class B Shares
Shares sold	56,597	410,858	12,295	109,743	68,069	899,439
Reinvestment of distributions	5,290	37,476	1,219	11,847	33,242	438,125
Shares converted to Class A(a)	(37,031)	(250,523)	(19,212)	(199,615)	(153,320)	(1,953,439)
Shares redeemed	(151,226)	(1,071,040)	(43,895)	(438,880)	(445,487)	(5,673,972)

	(126,370)	(873,229)	(49,593)	(516,905)	(497,496)	(6,289,847)

Class C Shares
Shares sold	335,724	2,424,474	95,936	895,304	534,055	6,706,350
Reinvestment of distributions	17,431	122,425	3,731	36,266	64,385	845,554
Shares redeemed	(383,039)	(2,582,516)	(125,472)	(1,214,897)	(731,446)	(9,286,773)

	(29,884)	(35,617)	(25,805)	(283,327)	(133,006)	(1,734,869)

Institutional Shares
Shares sold	4,084,073	29,458,405	14,004,831	144,446,164	30,078,360	369,120,048
Reinvestment of distributions	1,516,928	10,798,568	496,152	4,847,407	4,659,539	61,350,437
Shares redeemed	(20,873,826)	(152,557,210)	(6,890,361)	(64,112,937)	(42,867,044)	(566,971,121)

	(15,272,825)	(112,300,237)	7,610,622	85,180,634	(8,129,145)	(136,500,636)

Service Shares
Shares sold	269,629	1,909,905	100,216	874,422	289,681	3,786,119
Reinvestment of distributions	10,814	76,194	2,707	26,582	32,800	433,662
Shares redeemed	(206,942)	(1,390,055)	(66,801)	(611,337)	(502,979)	(6,398,204)

	73,501	596,044	36,122	289,667	(180,498)	(2,178,423)

Class IR Shares(b)
Shares sold	156	1,007	—	—	720	10,000
Reinvestment of distributions	14	100	4	40	35	460
Shares redeemed	(3)	(21)	—	—	—	—

	167	1,086	4	40	755	10,460

Class R Shares(b)
Shares sold	2,367	15,032	—	—	720	10,000
Reinvestment of distributions	29	198	3	29	33	432
Shares redeemed	(420)	(2,861)	—	—	—	—

	1,976	12,369	3	29	753	10,432

NET INCREASE (DECREASE)	(21,619,062)	$(155,472,787)	8,208,381	$89,155,966	(17,596,678)	$(267,916,506)

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured Small Cap Equity Fund

	For the Six Months Ended		For the Period
	April 30, 2009		September 1, 2008 to		For the Fiscal Year Ended
	(Unaudited)		October 31, 2008*		August 31, 2008

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,307,623	$22,473,850	3,243,107	$27,860,596	16,457,006	$180,558,550
Reinvestment of distributions	149,053	1,021,015	—	—	941,660	10,932,674
Shares converted from Class B(a)	19,001	115,481	12,460	128,584	61,210	700,039
Shares redeemed	(5,879,212)	(37,986,550)	(2,171,807)	(19,351,681)	(14,406,345)	(157,297,093)

	(2,403,535)	(14,376,204)	1,083,760	8,637,499	3,053,531	34,894,170

Class B Shares
Shares sold	8,806	50,571	3,154	24,858	25,174	257,440
Reinvestment of distributions	—	—	—	—	44,660	468,477
Shares converted to Class A(a)	(21,055)	(115,481)	(13,871)	(128,584)	(67,639)	(700,039)
Shares redeemed	(90,448)	(533,398)	(44,727)	(377,130)	(341,337)	(3,460,510)

	(102,697)	(598,308)	(55,444)	(480,856)	(339,142)	(3,434,632)

Class C Shares
Shares sold	229,212	1,359,925	63,793	512,393	467,898	4,726,461
Reinvestment of distributions	—	—	—	—	96,746	1,019,705
Shares redeemed	(295,017)	(1,725,182)	(132,759)	(1,081,608)	(764,287)	(7,853,989)

	(65,805)	(365,257)	(68,966)	(569,215)	(199,643)	(2,107,823)

Institutional Shares
Shares sold	12,333,740	84,710,290	7,396,571	76,090,308	50,388,966	598,599,544
Reinvestment of distributions	666,757	4,720,636	—	—	2,543,793	30,627,266
Shares redeemed	(10,147,519)	(68,947,870)	(4,688,217)	(45,074,301)	(48,193,694)	(555,104,717)

	2,852,978	20,483,056	2,708,354	31,016,007	4,739,065	74,122,093

Service Shares
Shares sold	43,581	273,907	17,923	150,900	176,262	2,077,012
Reinvestment of distributions	—	—	—	—	34,909	399,355
Shares redeemed	(63,076)	(424,451)	(15,796)	(140,106)	(2,019,752)	(23,744,921)

	(19,495)	(150,544)	2,127	10,794	(1,808,581)	(21,268,554)

Class IR Shares(b)
Shares sold	2	14	—	—	822	10,000
Reinvestment of distributions	11	73	—	—	51	587
Shares redeemed	(2)	(14)	—	—	—	—

	11	73	—	—	873	10,587

Class R Shares(b)
Shares sold	4,094	23,616	—	—	822	10,000
Reinvestment of distributions	5	31	—	—	51	587
Shares redeemed	(118)	(714)	—	—	—	—

	3,981	22,933	—	—	873	10,587

NET INCREASE	265,438	$5,015,749	3,669,831	$38,614,229	5,446,976	$82,226,428

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured Small Cap Growth Fund

	For the Six Months Ended
	April 30, 2009		For the Fiscal Year Ended
	(Unaudited)		October 31, 2008

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	92,601	$1,029,750	253,854	$4,603,762
Reinvestment of distributions	—	—	748,155	14,551,614
Shares converted from Class B(a)	54,097	555,642	120,402	2,255,198
Shares redeemed	(339,408)	(3,734,338)	(832,749)	(17,423,612)

	(192,710)	(2,148,946)	289,662	3,986,962

Class B Shares
Shares sold	44,735	432,850	93,624	1,520,590
Reinvestment of distributions	—	—	579,271	9,917,126
Shares converted to Class A(a)	(61,991)	(555,642)	(136,364)	(2,255,198)
Shares redeemed	(137,689)	(1,287,968)	(392,361)	(6,285,168)

	(154,945)	(1,410,760)	144,170	2,897,350

Class C Shares
Shares sold	43,884	427,775	81,176	1,244,530
Reinvestment of distributions	—	—	255,753	4,414,297
Shares redeemed	(73,482)	(700,202)	(247,367)	(4,019,220)

	(29,598)	(272,427)	89,562	1,639,607

Institutional Shares
Shares sold	12,809	160,008	17,671	372,717
Reinvestment of distributions	—	—	126,211	2,683,240
Shares redeemed	(22,716)	(278,068)	(290,831)	(8,788,036)

	(9,907)	(118,060)	(146,949)	(5,732,079)

Service Shares(b)
Shares sold	—	—	—	15
Reinvestment of distributions	—	—	174	3,706
Shares redeemed	(437)	(4,686)	—	—

	(437)	(4,686)	174	3,721

Class IR Shares(c)
Shares sold	1	12	301	10,017
Reinvestment of distributions	—	—	218	4,247
Shares redeemed	(1)	(6)	—	—

	—	6	519	14,264

Class R Shares(c)
Shares sold	1	12	301	10,017
Reinvestment of distributions	—	—	218	4,247
Shares redeemed	(1)	(6)	—	—

	—	6	519	14,264

NET INCREASE (DECREASE)	(387,597)	$(3,954,867)	377,657	$2,824,089

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Service Shares liquidated on March 13, 2009.
(c)	Commenced operations on November 30, 2007.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Notes to Financial Statements (continued)
April 30, 2009 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured Small Cap Value

	For the Six Months Ended
	April 30, 2009		For the Fiscal Year Ended
	(Unaudited)		October 31, 2008*

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,786,443	$5,685,881	3,585,660	$13,331,067
Reinvestment of distributions	520,831	1,177,078	31,184,235	114,757,958
Shares converted from Class B(a)	472,192	1,663,913	1,746,558	7,529,761
Shares reduced in connection with reverse stock split	(27,278,084)	—	—	—
Shares redeemed	(3,434,410)	(12,012,775)	(20,957,206)	(88,749,506)

	(27,933,028)	(3,485,903)	15,559,247	46,869,280

Class B Shares
Shares sold	377,387	1,030,535	1,978,047	5,120,730
Reinvestment of distributions	295,915	476,900	26,624,622	69,756,508
Shares converted to Class A(a)	(664,540)	(1,663,913)	(2,392,997)	(7,529,761)
Shares reduced in connection with reverse stock split	(17,995,519)	—	—	—
Shares redeemed	(2,216,842)	(5,901,319)	(13,494,060)	(37,217,652)

	(20,203,599)	(6,057,797)	12,715,612	30,129,825

Class C Shares
Shares sold	217,626	584,828	2,091,225	6,217,496
Reinvestment of distributions	104,901	189,870	12,572,207	37,088,011
Shares reduced in connection with reverse stock split	(10,017,149)	—	—	—
Shares redeemed	(1,267,699)	(3,522,666)	(8,032,331)	(24,896,263)

	(10,962,321)	(2,747,968)	6,631,101	18,409,244

Institutional Shares
Shares sold	458,037	1,269,203	112,314	456,240
Reinvestment of distributions	3,281	9,088	340,228	1,531,024
Shares reduced in connection with reverse stock split	(563,035)	—	—	—
Shares redeemed	(300,664)	(923,897)	(1,139,045)	(12,364,969)

	(402,381)	354,394	(686,503)	(10,377,705)

Service Shares(b)
Shares sold	3	9	—	—
Reinvestment of distributions	23	63	1,235	5,521
Shares reduced in connection with reverse stock split	(1,668)	—	—	—
Shares redeemed	(281)	(4,314)	—	—

	(1,923)	(4,242)	1,235	5,521

Class IR Shares(c)
Shares sold	1	16	860	10,001
Reinvestment of distributions	58	132	1,874	6,898
Shares reduced in connection with reverse stock split	(2,393)	—	—	—
Shares redeemed	(1)	(17)	—	—

	(2,335)	131	2,734	16,899

Class R Shares(c)
Shares sold	1	16	860	10,001
Reinvestment of distributions	40	90	1,874	6,898
Shares reduced in connection with reverse stock split	(2,378)	—	—	—
Shares redeemed	(1)	(16)	—	—

	(2,338)	90	2,734	16,899

NET INCREASE (DECREASE)	(59,507,925)	$(11,941,295)	34,226,160	$85,069,963

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Service Shares liquidated on March 13, 2009.
(c)	Commenced operations on November 30, 2007.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Structured U.S. Equity Fund

	For the Six Months Ended		For the Period
	April 30, 2009		September 1, 2008 to		For the Fiscal Year Ended
	(Unaudited)		October 31, 2008*		August 31, 2008

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,060,878	$34,307,845	540,381	$11,682,159	2,421,537	$69,141,329
Reinvestment of distributions	490,248	8,388,144	—	—	2,784,888	82,182,032
Shares converted from Class B(a)	357,628	5,622,837	235,391	5,477,546	598,342	17,174,887
Shares redeemed	(4,110,260)	(66,670,457)	(1,781,794)	(38,108,740)	(10,485,076)	(304,328,753)

	(1,201,506)	(18,351,631)	(1,006,022)	(20,949,035)	(4,680,309)	(135,830,505)

Class B Shares
Shares sold	72,445	1,109,984	19,204	357,827	159,273	4,274,838
Reinvestment of distributions	29,127	468,071	—	—	481,703	13,270,900
Shares converted to Class A(a)	(381,194)	(5,622,837)	(253,590)	(5,477,546)	(641,927)	(17,174,887)
Shares redeemed	(590,202)	(8,913,039)	(401,252)	(8,390,454)	(1,614,094)	(43,634,251)

	(869,824)	(12,957,821)	(635,638)	(13,510,173)	(1,615,045)	(43,263,400)

Class C Shares
Shares sold	164,298	2,484,429	60,281	1,154,243	299,610	7,824,943
Reinvestment of distributions	35,580	565,009	—	—	325,717	8,905,109
Shares redeemed	(380,983)	(5,695,659)	(172,694)	(3,378,609)	(1,318,091)	(35,288,130)

	(181,105)	(2,646,221)	(112,413)	(2,224,366)	(692,764)	(18,558,078)

Institutional Shares
Shares sold	1,015,779	16,960,571	250,688	5,325,464	1,989,341	62,391,136
Reinvestment of distributions	248,314	4,338,032	—	—	1,316,314	39,739,505
Shares redeemed	(2,482,321)	(42,571,637)	(1,038,354)	(22,785,719)	(10,850,830)	(333,729,698)

	(1,218,228)	(21,273,034)	(787,666)	(17,460,255)	(7,545,175)	(231,599,057)

Service Shares
Shares sold	13,678	221,642	4,123	82,249	52,869	1,507,168
Reinvestment of distributions	1,918	32,677	—	—	41,877	1,224,496
Shares redeemed	(22,691)	(366,940)	(5,574)	(116,053)	(418,454)	(11,757,135)

	(7,095)	(112,621)	(1,451)	(33,804)	(323,708)	(9,025,471)

Class IR Shares(b)
Shares sold	2	30	—	—	303	10,001
Reinvestment of distributions	11	180	—	—	40	1,186
Shares redeemed	(1)	(13)	—	—	—	—

	12	197	—	—	343	11,187

Class R Shares(b)
Shares sold	1,095	16,167	—	—	303	10,001
Reinvestment of distributions	8	139	—	—	40	1,181
Shares redeemed	(79)	(1,295)	—	—	—	—

	1,024	15,011	—	—	343	11,182

NET DECREASE	(3,476,722)	$(55,326,120)	(2,543,190)	$(54,177,633)	(14,856,315)	$(438,254,142)

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.
(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS BALANCED FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2009 - A	$14.64	$0.25		$(0.74)	$(0.49)	$(0.26)	$—	$(0.26)
2009 - B	14.53	0.20		(0.73)	(0.53)	(0.21)	—	(0.21)
2009 - C	14.49	0.19		(0.72)	(0.53)	(0.21)	—	(0.21)
2009 - Institutional	14.86	0.28		(0.76)	(0.48)	(0.29)	—	(0.29)

FOR THE PERIOD SEPTEMBER 1, 2008 TO OCTOBER 31, 2008*

2008 - A	17.71	0.10		(2.99)	(2.89)	(0.18)	—	(0.18)
2008 - B	17.56	0.08		(2.96)	(2.88)	(0.15)	—	(0.15)
2008 - C	17.52	0.08		(2.96)	(2.88)	(0.15)	—	(0.15)
2008 - Institutional	17.98	0.11		(3.03)	(2.92)	(0.20)	—	(0.20)

FOR THE FISCAL YEARS ENDED AUGUST 31,

2008 - A	20.66	0.64		(1.86)	(1.22)	(0.53)	(1.20)	(1.73)
2008 - B	20.50	0.50		(1.86)	(1.36)	(0.38)	(1.20)	(1.58)
2008 - C	20.46	0.50		(1.86)	(1.36)	(0.38)	(1.20)	(1.58)
2008 - Institutional	20.95	0.73		(1.89)	(1.16)	(0.61)	(1.20)	(1.81)

2007 - A	20.68	0.56		1.52	2.08	(0.60)	(1.50)	(2.10)
2007 - B	20.52	0.41		1.51	1.92	(0.44)	(1.50)	(1.94)
2007 - C	20.49	0.41		1.51	1.92	(0.45)	(1.50)	(1.95)
2007 - Institutional	20.94	0.66		1.53	2.19	(0.68)	(1.50)	(2.18)

2006 - A	19.88	0.46		0.74	1.20	(0.40)	—	(0.40)
2006 - B	19.73	0.30		0.74	1.04	(0.25)	—	(0.25)
2006 - C	19.71	0.31		0.72	1.03	(0.25)	—	(0.25)
2006 - Institutional	20.12	0.55		0.75	1.30	(0.48)	—	(0.48)

2005 - A	18.63	0.36	(e)	1.26	1.62	(0.37)	—	(0.37)
2005 - B	18.49	0.21	(e)	1.26	1.47	(0.23)	—	(0.23)
2005 - C	18.47	0.21	(e)	1.26	1.47	(0.23)	—	(0.23)
2005 - Institutional	18.66	0.47	(e)	1.44	1.91	(0.45)	—	(0.45)

2004 - A	17.21	0.31		1.48	1.79	(0.37)	—	(0.37)
2004 - B	17.08	0.17		1.47	1.64	(0.23)	—	(0.23)
2004 - C	17.07	0.17		1.47	1.64	(0.24)	—	(0.24)
2004 - Institutional	17.24	0.38		1.48	1.86	(0.44)	—	(0.44)

*	The Fund changed its fiscal year end from August 31 to October 31.

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	The portfolio turnover rate excluding the effect of mortgage dollar rolls is 111% for the six months ended April 30, 2009, 57% for the period ended October 31, 2008, 178% for the fiscal year ended August 31, 2008, 54% for the year ended August 31, 2007 and 220% for the fiscal year ended August 31, 2006. Prior years include the effect of mortgage dollar roll transactions, if any.

(d)	Annualized.

(e)	Reflects income recognized from a special dividend which amounted to $0.04 per share and 0.20% of average net assets.

(f)	The effects of rounding net asset value in connection with a significant transaction during the period resulted in an increase in total return and expense ratio of 0.88% and 0.06%, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate(c)

$13.89	(3.30)%	$104,757	1.05	%(d)	3.66	%(d)	1.41	%(d)	3.30	%(d)	114%
13.79	(3.63)	8,845	1.80	(d)	2.92	(d)	2.16	(d)	2.56	(d)	114
13.75	(3.62)	6,289	1.80	(d)	2.90	(d)	2.16	(d)	2.54	(d)	114
14.09	(3.19)	2,115	0.65	(d)	4.06	(d)	1.01	(d)	3.70	(d)	114

14.64	(16.41)	116,915	1.04	(d)	3.72	(d)	1.54	(d)	3.22	(d)	58
14.53	(16.49)	10,306	1.79	(d)	2.97	(d)	2.29	(d)	2.47	(d)	58
14.49	(16.52)	6,597	1.79	(d)	2.97	(d)	2.29	(d)	2.47	(d)	58
14.86	(16.35)	2,433	0.64	(d)	4.10	(d)	1.14	(d)	3.60	(d)	58

17.71	(6.48)	148,623	1.03		3.37		1.29		3.11		184
17.56	(7.21)	12,946	1.78		2.62		2.04		2.36		184
17.52	(7.19)	7,835	1.78		2.63		2.04		2.37		184
17.98	(6.10)	2,951	0.63		3.78		0.89		3.52		184

20.66	10.53	180,905	1.06		2.72		1.31		2.47		63
20.50	9.71	16,906	1.81		1.97		2.06		1.72		63
20.46	9.72	7,696	1.81		1.97		2.06		1.72		63
20.95	10.99	3,187	0.66		3.14		0.91		2.89		63

20.68	6.08	178,220	1.11		2.29		1.27		2.13		256
20.52	5.32	20,462	1.86		1.51		2.02		1.35		256
20.49	5.30	6,244	1.86		1.55		2.02		1.39		256
20.94	6.51	2,088	0.71		2.71		0.87		2.55		256

19.88	8.80	195,531	1.14		1.84	(e)	1.31		1.67	(e)	228
19.73	8.00	29,093	1.89		1.10	(e)	2.06		0.93	(e)	228
19.71	8.00	6,080	1.89		1.09	(e)	2.06		0.92	(e)	228
20.12	10.36 (f)	2,052	0.80	(f)	2.14	(e)	0.93		2.01	(e)	228

18.63	10.47	169,436	1.15		1.68		1.30		1.53		208
18.49	9.67	31,067	1.90		0.93		2.05		0.78		208
18.47	9.63	5,803	1.90		0.93		2.05		0.78		208
18.66	10.88	2,127	0.75		2.08		0.90		1.93		208

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2009 - A	$8.94	$0.06		$(0.36)	$(0.30)	$(0.08)	$—	$(0.08)
2009 - B	8.23	0.03		(0.34)	(0.31)	—	—	—
2009 - C	8.23	0.03		(0.34)	(0.31)	—	—	—
2009 - Institutional	9.23	0.08		(0.38)	(0.30)	(0.14)	—	(0.14)
2009 - Service	8.87	0.06		(0.36)	(0.30)	(0.08)	—	(0.08)
2009 - IR	8.92	0.06		(0.35)	(0.29)	(0.12)	—	(0.12)
2009 - R	8.89	0.05		(0.36)	(0.31)	(0.06)	—	(0.06)

FOR THE PERIOD SEPTEMBER 1, 2008 TO OCTOBER 31, 2008*

2008 - A	12.38	0.01		(3.45)	(3.44)	—	—	—
2008 - B	11.40	(0.01)		(3.16)	(3.17)	—	—	—
2008 - C	11.41	(0.01)		(3.17)	(3.18)	—	—	—
2008 - Institutional	12.76	0.01		(3.54)	(3.53)	—	—	—
2008 - Service	12.28	—	(c)	(3.41)	(3.41)	—	—	—
2008 - IR	12.35	0.01		(3.44)	(3.43)	—	—	—
2008 - R	12.31	—	(c)	(3.42)	(3.42)	—	—	—

FOR THE FISCAL YEARS ENDED OCTOBER 31,

2008 - A	14.36	0.06		(1.91)	(1.85)	(0.03)	(0.10)	(0.13)
2008 - B	13.31	(0.04)		(1.77)	(1.81)	— (c)	(0.10)	(0.10)
2008 - C	13.31	(0.04)		(1.76)	(1.80)	— (c)	(0.10)	(0.10)
2008 - Institutional	14.81	0.11		(1.97)	(1.86)	(0.09)	(0.10)	(0.19)
2008 - Service	14.25	0.04		(1.90)	(1.86)	(0.01)	(0.10)	(0.11)
2008 - IR (Commenced November 30, 2007)	14.53	0.06		(2.05)	(1.99)	(0.09)	(0.10)	(0.19)
2008 - R (Commenced November 30, 2007)	14.53	0.02		(2.05)	(2.03)	(0.09)	(0.10)	(0.19)

2007 - A	13.20	0.04		1.13	1.17	(0.01)	—	(0.01)
2007 - B	12.33	(0.06)		1.04	0.98	—	—	—
2007 - C	12.34	(0.06)		1.03	0.97	—	—	—
2007 - Institutional	13.58	0.10		1.17	1.27	(0.04)	—	(0.04)
2007 - Service	13.10	0.02		1.13	1.15	—	—	—

2006 - A	12.55	0.04		0.61	0.65	— (c)	—	—
2006 - B	11.81	(0.06)		0.58	0.52	—	—	—
2006 - C	11.81	(0.06)		0.59	0.53	—	—	—
2006 - Institutional	12.89	0.09		0.64	0.73	(0.04)	—	(0.04)
2006 - Service	12.43	0.02		0.65	0.67	—	—	—

2005 - A	11.13	0.04	(d)	1.38 (f)	1.42	—	—	—
2005 - B	10.55	(0.04	)(d)	1.30 (f)	1.26	—	—	—
2005 - C	10.55	(0.04	)(d)	1.30 (f)	1.26	—	—	—
2005 - Institutional	11.38	0.08	(d)	1.43 (f)	1.51	—	—	—
2005 - Service	11.04	0.04	(d)	1.35 (f)	1.39	—	—	—

2004 - A	10.33	(0.01)		0.81	0.80	—	—	—
2004 - B	9.87	(0.09)		0.77	0.68	—	—	—
2004 - C	9.87	(0.09)		0.77	0.68	—	—	—
2004 - Institutional	10.52	0.03		0.83	0.86	—	—	—
2004 - Service	10.26	(0.02)		0.80	0.78	—	—	—

*	The Fund changed its fiscal year end from August 31 to October 31.

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Amount is less than $0.005 per share.

(d)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.30% of average net assets.

(e)	Performance has not been restated to reflect the impact of security claims recorded during the period. If restated the performance would have been 12.67%, 11.85%, 11.85%, 13.18%, and 12.50% for Class A, Class B, Class C, Institutional and Service Shares, respectively.

(f)	Reflects an increase of $0.01 due to payments by affiliates during the period to reimburse certain security claims.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$8.56	(3.30)%	$201,383	0.95	%(g)	1.52	%(g)	1.16	%(g)	1.31	%(g)	45%
7.92	(3.77)	11,813	1.70	(g)	0.77	(g)	1.91	(g)	0.56	(g)	45
7.92	(3.77)	13,846	1.70	(g)	0.71	(g)	1.91	(g)	0.50	(g)	45
8.79	(3.21)	602,499	0.55	(g)	1.92	(g)	0.76	(g)	1.71	(g)	45
8.49	(3.34)	111	1.05	(g)	1.57	(g)	1.26	(g)	1.36	(g)	45
8.51	(3.19)	6	0.70	(g)	1.64	(g)	0.91	(g)	1.43	(g)	45
8.52	(3.45)	6	1.20	(g)	1.20	(g)	1.41	(g)	0.99	(g)	45

8.94	(27.79)	285,337	0.95	(g)	0.34	(g)	1.14	(g)	0.15	(g)	19
8.23	(27.81)	16,129	1.70	(g)	(0.38	)(g)	1.89	(g)	(0.57	)(g)	19
8.23	(27.87)	16,324	1.70	(g)	(0.41	)(g)	1.89	(g)	(0.60	)(g)	19
9.23	(27.66)	814,036	0.55	(g)	0.74	(g)	0.74	(g)	0.55	(g)	19
8.87	(27.77)	189	1.05	(g)	0.23	(g)	1.24	(g)	0.44	(g)	19
8.92	(27.77)	6	0.70	(g)	0.63	(g)	0.89	(g)	0.44	(g)	19
8.89	(27.78)	6	1.20	(g)	0.13	(g)	1.39	(g)	(0.06	)(g)	19

12.38	(12.96)	434,970	0.95		0.40		1.10		0.25		118
11.40	(13.71)	25,718	1.70		(0.34)		1.85		(0.49)		118
11.41	(13.63)	23,960	1.70		(0.34)		1.85		(0.49)		118
12.76	(12.71)	1,278,322	0.55		0.82		0.70		0.67		118
12.28	(13.11)	273	1.05		0.32		1.20		0.17		118
12.35	(13.86)	9	0.70	(g)	0.63	(g)	0.85	(g)	0.48	(g)	118
12.31	(14.18)	9	1.20	(g)	0.21	(g)	1.35	(g)	0.06	(g)	118

14.36	8.85	678,286	0.95		0.30		1.09		0.16		140
13.31	7.95	49,211	1.70		(0.48)		1.84		(0.62)		140
13.31	7.86	35,896	1.70		(0.48)		1.84		(0.62)		140
14.81	9.39	1,635,283	0.55		0.69		0.69		0.55		140
14.25	8.78	258	1.05		0.12		1.19		(0.02)		140

13.20	5.21	310,386	1.00		0.28		1.16		0.12		111
12.33	4.40	41,947	1.76		(0.52)		1.91		(0.67)		111
12.34	4.49	22,811	1.76		(0.52)		1.91		(0.67)		111
13.58	5.66	488,448	0.60		0.69		0.76		0.53		111
13.10	5.39	260	1.10		0.15		1.26		(0.01)		111

12.55	12.76 (e)	166,792	1.11		0.37	(d)	1.24		0.24	(d)	146
11.81	11.94 (e)	65,545	1.86		(0.32	)(d)	1.99		(0.45	)(d)	146
11.81	11.94 (e)	29,672	1.86		(0.32	)(d)	1.99		(0.45	)(d)	146
12.89	13.27 (e)	263,906	0.71		0.65	(d)	0.84		0.52	(d)	146
12.43	12.59 (e)	227	1.21		0.38	(d)	1.34		0.25	(d)	146

11.13	7.74	120,872	1.15		(0.10)		1.29		(0.24)		149
10.55	6.89	78,810	1.90		(0.85)		2.04		(0.99)		149
10.55	6.89	32,901	1.90		(0.85)		2.04		(0.99)		149
11.38	8.17	109,353	0.75		0.31		0.89		0.17		149
11.04	7.60	361	1.25		(0.20)		1.39		(0.34)		149

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2009 - A	$8.60	$0.11	$(1.47)	$(1.36)	$(0.11)	$—	$(0.11)
2009 - B	8.54	0.08	(1.46)	(1.38)	(0.08)	—	(0.08)
2009 - C	8.54	0.08	(1.46)	(1.38)	(0.08)	—	(0.08)
2009 - Institutional	8.59	0.12	(1.47)	(1.35)	(0.12)	—	(0.12)
2009 - Service	8.63	0.10	(1.47)	(1.37)	(0.11)	—	(0.11)
2009 - IR	8.59	0.11	(1.47)	(1.36)	(0.12)	—	(0.12)
2009 - R	8.59	0.07	(1.44)	(1.37)	(0.11)	—	(0.11)

FOR THE PERIOD SEPTEMBER 1, 2008 TO OCTOBER 31, 2008*

2008 - A	11.24	0.03	(2.62)	(2.59)	(0.05)	—	(0.05)
2008 - B	11.16	0.02	(2.62)	(2.60)	(0.02)	—	(0.02)
2008 - C	11.16	0.02	(2.62)	(2.60)	(0.02)	—	(0.02)
2008 - Institutional	11.24	0.04	(2.63)	(2.59)	(0.06)	—	(0.06)
2008 - Service	11.28	0.03	(2.64)	(2.61)	(0.04)	—	(0.04)
2008 - IR	11.23	0.03	(2.62)	(2.59)	(0.05)	—	(0.05)
2008 - R	11.23	0.02	(2.62)	(2.60)	(0.04)	—	(0.04)

FOR THE FISCAL YEARS ENDED AUGUST 31,

2008 - A	14.51	0.18	(2.80)	(2.62)	(0.19)	(0.46)	(0.65)
2008 - B	14.39	0.09	(2.78)	(2.69)	(0.08)	(0.46)	(0.54)
2008 - C	14.40	0.09	(2.78)	(2.69)	(0.09)	(0.46)	(0.55)
2008 - Institutional	14.51	0.23	(2.80)	(2.57)	(0.24)	(0.46)	(0.70)
2008 - Service	14.56	0.17	(2.82)	(2.65)	(0.17)	(0.46)	(0.63)
2008 - IR (Commenced November 30, 2007)	13.89	0.15	(2.18)	(2.03)	(0.17)	(0.46)	(0.63)
2008 - R (Commenced November 30, 2007)	13.89	0.11	(2.17)	(2.06)	(0.14)	(0.46)	(0.60)

2007 - A	13.99	0.18	1.06	1.24	(0.17)	(0.55)	(0.72)
2007 - B	13.88	0.07	1.04	1.11	(0.05)	(0.55)	(0.60)
2007 - C	13.90	0.07	1.04	1.11	(0.06)	(0.55)	(0.61)
2007 - Institutional	14.00	0.24	1.04	1.28	(0.22)	(0.55)	(0.77)
2007 - Service	14.06	0.17	1.05	1.22	(0.17)	(0.55)	(0.72)

2006 - A	12.69	0.17	1.51	1.68	(0.14)	(0.24)	(0.38)
2006 - B	12.59	0.07	1.49	1.56	(0.03)	(0.24)	(0.27)
2006 - C	12.60	0.07	1.50	1.57	(0.03)	(0.24)	(0.27)
2006 - Institutional	12.69	0.23	1.50	1.73	(0.18)	(0.24)	(0.42)
2006 - Service	12.73	0.17	1.50	1.67	(0.10)	(0.24)	(0.34)

2005 - A	11.15	0.12	1.76	1.88	(0.09)	(0.25)	(0.34)
2005 - B	11.06	0.03	1.76	1.79	(0.01)	(0.25)	(0.26)
2005 - C	11.07	0.03	1.76	1.79	(0.01)	(0.25)	(0.26)
2005 - Institutional	11.14	0.17	1.77	1.94	(0.14)	(0.25)	(0.39)
2005 - Service	11.18	0.11	1.77	1.88	(0.08)	(0.25)	(0.33)

2004 - A	9.48	0.04	1.75	1.79	(0.12)	—	(0.12)
2004 - B	9.40	(0.04)	1.74	1.70	(0.04)	—	(0.04)
2004 - C	9.42	(0.04)	1.73	1.69	(0.04)	—	(0.04)
2004 - Institutional	9.47	0.09	1.74	1.83	(0.16)	—	(0.16)
2004 - Service	9.50	0.03	1.76	1.79	(0.11)	—	(0.11)

*	The Fund changed its fiscal year end from August 31 to October 31.

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$7.13	(15.92)%	$212,795	0.95	%(c)	3.02	%(c)	1.13	%(c)	2.84	%(c)	46%
7.08	(16.24)	3,392	1.70	(c)	2.28	(c)	1.88	(c)	2.10	(c)	46
7.08	(16.12)	11,415	1.70	(c)	2.21	(c)	1.88	(c)	2.03	(c)	46
7.12	(15.74)	596,543	0.55	(c)	3.41	(c)	0.73	(c)	3.23	(c)	46
7.15	(15.90)	6,486	1.05	(c)	2.86	(c)	1.23	(c)	2.68	(c)	46
7.11	(15.82)	7	0.70	(c)	3.09	(c)	0.88	(c)	2.91	(c)	46
7.11	(15.95)	19	1.20	(c)	1.95	(c)	1.38	(c)	1.77	(c)	46

8.60	(23.14)	310,622	0.95	(c)	1.59	(c)	1.10	(c)	1.44	(c)	24
8.54	(23.21)	5,170	1.70	(c)	0.87	(c)	1.85	(c)	0.72	(c)	24
8.54	(23.29)	14,029	1.70	(c)	0.86	(c)	1.85	(c)	0.71	(c)	24
8.59	(23.05)	851,132	0.55	(c)	2.02	(c)	0.70	(c)	1.87	(c)	24
8.63	(23.16)	7,193	1.05	(c)	1.50	(c)	1.20	(c)	1.35	(c)	24
8.59	(23.10)	7	0.70	(c)	1.81	(c)	0.85	(c)	1.66	(c)	24
8.59	(23.21)	6	1.20	(c)	1.33	(c)	1.35	(c)	1.18	(c)	24

11.24	(18.65)	398,881	0.95		1.41		1.05		1.31		130
11.16	(19.22)	7,306	1.70		0.67		1.80		0.57		130
11.16	(19.21)	18,614	1.70		0.67		1.80		0.57		130
11.24	(18.30)	1,027,705	0.55		1.82		0.65		1.72		130
11.28	(18.73)	8,994	1.05		1.31		1.15		1.21		130
11.23	(15.18)	8	0.70	(c)	1.70	(c)	0.80	(c)	1.60	(c)	130
11.23	(15.44)	8	1.20	(c)	1.26	(c)	1.30	(c)	1.16	(c)	130

14.51	8.90	640,535	0.95		1.23		1.04		1.14		119
14.39	8.03	16,587	1.70		0.46		1.79		0.37		119
14.40	7.99	25,946	1.70		0.47		1.79		0.38		119
14.51	9.24	1,444,839	0.55		1.64		0.64		1.55		119
14.56	8.70	14,237	1.05		1.14		1.14		1.05		119

13.99	13.43	438,245	0.99		1.31		1.10		1.20		127
13.88	12.56	19,200	1.75		0.49		1.84		0.40		127
13.90	12.66	22,768	1.75		0.51		1.84		0.41		127
14.00	13.92	715,191	0.59		1.69		0.69		1.59		127
14.06	13.35	1,697	1.11		1.28		1.20		1.19		127

12.69	17.13	186,441	1.10		0.99		1.14		0.95		132
12.59	16.32	20,479	1.85		0.22		1.89		0.18		132
12.60	16.32	20,666	1.85		0.22		1.89		0.18		132
12.69	17.69	384,875	0.70		1.39		0.74		1.35		132
12.73	17.06	799	1.20		0.87		1.24		0.83		132

11.15	18.93	100,374	1.10		0.95		1.15		0.90		154
11.06	18.09	19,819	1.85		0.19		1.90		0.14		154
11.07	17.97	17,027	1.85		0.19		1.90		0.14		154
11.14	19.41	194,541	0.70		1.36		0.75		1.31		154
11.18	18.89	487	1.20		0.84		1.25		0.79		154

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2009 - A	$7.98	$0.05	$(0.85)	$(0.80)	$(0.05)	$—	$(0.05)
2009 - B	7.16	0.03	(0.77)	(0.74)	—	—	—
2009 - C	7.19	0.02	(0.76)	(0.74)	—	—	—
2009 - Institutional	8.30	0.06	(0.87)	(0.81)	(0.10)	—	(0.10)
2009 - Service	7.85	0.05	(0.83)	(0.78)	—	—	—
2009 - IR	7.96	0.06	(0.85)	(0.79)	(0.08)	—	(0.08)
2009 - R	7.93	0.02	(0.81)	(0.79)	(0.04)	—	(0.04)

FOR THE PERIOD SEPTEMBER 1, 2008 TO OCTOBER 31*

2008 - A	11.00	0.02	(3.04)	(3.02)	—	—	—
2008 - B	9.89	— (d)	(2.73)	(2.73)	—	—	—
2008 - C	9.94	— (d)	(2.75)	(2.75)	—	—	—
2008 - Institutional	11.45	0.02	(3.17)	(3.15)	—	—	—
2008 - Service	10.84	0.01	(3.00)	(2.99)	—	—	—
2008 - IR	10.98	0.02	(3.04)	(3.02)	—	—	—
2008 - R	10.95	0.01	(3.03)	(3.02)	—	—	—

FOR THE FISCAL YEARS ENDED AUGUST 31,

2008 - A	12.89	0.01	(1.23)	(1.22)	(0.01)	(0.66)	(0.67)
2008 - B	11.74	(0.06)	(1.13)	(1.19)	—	(0.66)	(0.66)
2008 - C	11.79	(0.06)	(1.13)	(1.19)	—	(0.66)	(0.66)
2008 - Institutional	13.37	0.06	(1.27)	(1.21)	(0.05)	(0.66)	(0.71)
2008 - Service	12.72	0.01	(1.23)	(1.22)	—	(0.66)	(0.66)
2008 - IR (Commenced November 30, 2007)	12.16	0.03	(0.50)	(0.47)	(0.05)	(0.66)	(0.71)
2008 - R (Commenced November 30, 2007)	12.16	(0.01)	(0.49)	(0.50)	(0.05)	(0.66)	(0.71)

2007 - A	13.76	0.04	(0.06)	(0.02)	(0.01)	(0.84)	(0.85)
2007 - B	12.69	(0.06)	(0.05)	(0.11)	—	(0.84)	(0.84)
2007 - C	12.74	(0.06)	(0.05)	(0.11)	—	(0.84)	(0.84)
2007 - Institutional	14.23	0.10	(0.06)	0.04	(0.06)	(0.84)	(0.90)
2007 - Service	13.59	0.02	(0.05)	(0.03)	—	(0.84)	(0.84)

2006 - A	14.55	— (d)	0.35	0.35	—	(1.14)	(1.14)
2006 - B	13.60	(0.10)	0.33	0.23	—	(1.14)	(1.14)
2006 - C	13.64	(0.10)	0.34	0.24	—	(1.14)	(1.14)
2006 - Institutional	14.95	0.06	0.36	0.42	—	(1.14)	(1.14)
2006 - Service	14.40	(0.01)	0.34	0.33	—	(1.14)	(1.14)

2005 - A	12.24	(0.02)	3.02	3.00	—	(0.69)	(0.69)
2005 - B	11.56	(0.11)	2.84	2.73	—	(0.69)	(0.69)
2005 - C	11.60	(0.11)	2.84	2.73	—	(0.69)	(0.69)
2005 - Institutional	12.52	0.04	3.08	3.12	—	(0.69)	(0.69)
2005 - Service	12.13	(0.03)	2.99	2.96	—	(0.69)	(0.69)

2004 - A	11.61	(0.04)	1.38	1.34	(0.02)	(0.69)	(0.71)
2004 - B	11.06	(0.13)	1.32	1.19	—	(0.69)	(0.69)
2004 - C	11.10	(0.13)	1.32	1.19	—	(0.69)	(0.69)
2004 - Institutional	11.84	0.01	1.41	1.42	(0.05)	(0.69)	(0.74)
2004 - Service	11.53	(0.05)	1.36	1.31	(0.02)	(0.69)	(0.71)

*	The Fund changed its fiscal year end from August 31 to October 31.

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Amount is less than $0.005 per share.

(e)	Amount is less than 0.005% per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets(d)		rate

$7.13	(9.97)%	$127,857	1.25	%(c)	1.56	%(c)	1.42	%(c)	1.39	%(c)	65%
6.42	(10.34)	2,754	2.00	(c)	0.82	(c)	2.17	(c)	0.65	(c)	65
6.45	(10.29)	9,678	2.00	(c)	0.79	(c)	2.17	(c)	0.62	(c)	65
7.39	(9.73)	393,990	0.85	(c)	1.87	(c)	1.02	(c)	1.70	(c)	65
7.07	(9.94)	1,771	1.35	(c)	1.45	(c)	1.52	(c)	1.28	(c)	65
7.09	(9.83)	6	1.00	(c)	1.76	(c)	1.17	(c)	1.59	(c)	65
7.10	(9.99)	35	1.50	(c)	0.71	(c)	1.67	(c)	0.54	(c)	65

7.98	(27.45)	162,243	1.25	(c)	0.76	(c)	1.46	(c)	0.55	(c)	31
7.16	(27.60)	3,806	2.00	(c)	0.01	(c)	2.21	(c)	(0.20	)(c)	31
7.19	(27.67)	11,262	2.00	(c)	0.01	(c)	2.21	(c)	(0.20	)(c)	31
8.30	(27.51)	419,179	0.85	(c)	1.16	(c)	1.06	(c)	0.95	(c)	31
7.85	(27.58)	2,121	1.35	(c)	0.66	(c)	1.56	(c)	0.45	(c)	31
7.96	(27.50)	7	1.00	(c)	0.99	(c)	1.21	(c)	0.78	(c)	31
7.93	(27.58)	7	1.50	(c)	0.54	(c)	1.71	(c)	0.33	(c)	31

11.00	(9.73)	211,930	1.25		0.12		1.36		0.01		160
9.89	(10.39)	5,807	2.00		(0.57)		2.11		(0.68)		160
9.94	(10.35)	16,250	2.00		(0.60)		2.11		(0.71)		160
11.45	(9.29)	547,109	0.85		0.54		0.96		0.43		160
10.84	(9.80)	2,904	1.35		0.12		1.46		0.01		160
10.98	(4.14)	10	1.00	(c)	0.36	(c)	1.11	(c)	0.25	(c)	160
10.95	(4.40)	10	1.50	(c)	(0.07	)(c)	1.61	(c)	(0.18	)(c)	160

12.89	(0.76)	208,875	1.26		0.24		1.34		0.16		154
11.74	(1.52)	10,875	2.01		(0.51)		2.09		(0.59)		154
11.79	(1.44)	21,631	2.01		(0.51)		2.09		(0.59)		154
13.37	(0.32)	575,499	0.86		0.64		0.94		0.56		154
12.72	(0.80)	26,406	1.36		0.14		1.44		0.06		154

13.76	2.42	185,508	1.27		—	(e)	1.37		(0.09)		151
12.69	1.66	16,197	2.02		(0.75)		2.11		(0.84)		151
12.74	1.65	25,899	2.02		(0.75)		2.11		(0.84)		151
14.23	2.77	504,101	0.87		0.40		0.97		0.30		151
13.59	2.30	29,501	1.37		(0.09)		1.46		(0.18)		151

14.55	24.97	154,877	1.33		(0.15)		1.41		(0.23)		149
13.60	24.07	19,555	2.08		(0.89)		2.16		(0.97)		149
13.64	24.09	24,901	2.08		(0.90)		2.16		(0.98)		149
14.95	25.57	328,912	0.93		0.25		1.01		0.17		149
14.40	24.86	38,412	1.43		(0.26)		1.51		(0.34)		149

12.24	11.87	114,684	1.33		(0.30)		1.43		(0.40)		153
11.56	11.08	19,642	2.08		(1.04)		2.18		(1.14)		153
11.60	11.05	20,915	2.08		(1.05)		2.18		(1.15)		153
12.52	12.31	145,003	0.93		0.10		1.03		—	(e)	153
12.13	11.79	42,618	1.43		(0.40)		1.53		(0.50)		153

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations
	Net asset	Net			Distributions
	value,	investment	Net realized	Total from	to shareholders
	beginning	income	and unrealized	investment	from net
Year - Share Class	of period	(loss)(a)	gain (loss)	operations	realized gains

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2008 - A	$12.66	$0.04	$(0.57)	$(0.53)	$—
2008 - B	11.07	— (c)	(0.50)	(0.50)	—
2008 - C	11.16	— (c)	(0.50)	(0.50)	—
2008 - Institutional	13.88	0.07	(0.61)	(0.54)	—
2008 - IR(c)	12.68	0.05	(0.55)	(0.50)	—
2008 - R(c)	12.63	0.02	(0.56)	(0.54)	—

FOR THE FISCAL YEARS ENDED OCTOBER 31,

2008 - A	36.25	(0.05)	(9.43)	(9.48)	(14.11)
2008 - B	33.77	(0.17)	(8.42)	(8.59)	(14.11)
2008 - C	33.92	(0.17)	(8.48)	(8.65)	(14.11)
2008 - Institutional	38.18	0.02	(10.21)	(10.19)	(14.11)
2008 - IR (Commenced November 30, 2007)	33.22	(0.01)	(6.42)	(6.43)	(14.11)
2008 - R (Commenced November 30, 2007)	33.22	(0.08)	(6.40)	(6.48)	(14.11)

2007 - A	32.78	(0.27)	5.59	5.32	(1.85)
2007 - B	30.83	(0.46)	5.25	4.79	(1.85)
2007 - C	30.96	(0.46)	5.27	4.81	(1.85)
2007 - Institutional	34.28	(0.12)	5.87	5.75	(1.85)

2006 - A	28.23	(0.38)	6.64	6.26	(1.71)
2006 - B	26.79	(0.52)	6.27	5.75	(1.71)
2006 - C	26.89	(0.52)	6.30	5.78	(1.71)
2006 - Institutional	29.32	(0.26)	6.93	6.67	(1.71)

2005 - A	26.45	(0.26)	2.04	1.78	—
2005 - B	25.25	(0.40)	1.94	1.54	—
2005 - C	25.34	(0.40)	1.95	1.55	—
2005 - Institutional	27.35	(0.14)	2.11	1.97	—

FOR THE PERIOD ENDED OCTOBER 31,

2004 - A	26.74	(0.29)	—	(0.29)	—
2004 - B	25.64	(0.40)	0.01	(0.39)	—
2004 - C	25.73	(0.40)	0.01	(0.39)	—
2004 - Institutional	27.55	(0.20)	—	(0.20)	—

FOR THE FISCAL YEAR ENDED DECEMBER 31,

2003 - A	21.76	(0.33)	5.31	4.98	—
2003 - B	20.98	(0.44)	5.10	4.66	—
2003 - C	21.05	(0.45)	5.13	4.68	—
2003 - Institutional	22.31	(0.23)	5.47	5.24	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.005 per share.
(d)	Annualized

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

											Ratios assuming no
											expense reductions
							Ratio of		Ratio of				Ratio of
		Net assets,	Ratio of		Ratio of		net investment		net investment		Ratio of		net investment
Net asset		end of	net expenses		net expenses		income (loss)		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		(not including fees		to average		(not including fees		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		paid indirectly)		net assets		paid indirectly)		net assets		net assets		rate

$12.13	(4.19)%	$16,262	1.25	%(d)	1.25	%(d)	0.73	%(d)	0.73	%(d)	2.67	%(d)	(0.69	)%(d)	68%
10.57	(4.52)	8,082	2.00	(d)	2.00	(d)	(0.02	)(d)	(0.02	)(d)	3.42	(d)	(1.44	)(d)	68
10.66	(4.48)	4,383	2.00	(d)	2.00	(d)	(0.04	)(d)	(0.04	)(d)	3.42	(d)	(1.46	)(d)	68
13.34	(3.89)	3,387	0.85	(d)	0.85	(d)	1.11	(d)	1.11	(d)	2.27	(d)	(0.31	)(d)	68
12.18	(3.94)	6	1.00	(d)	1.00	(d)	0.98	(d)	0.98	(d)	2.42	(d)	(0.44	)(d)	68
12.09	(4.28)	6	1.50	(d)	1.50	(d)	0.42	(d)	0.42	(d)	2.92	(d)	(1.00	)(d)	68

12.66	(39.66)	19,402	1.25		1.25		(0.32)		(0.32)		2.00		(1.07)		182
11.07	(40.12)	10,176	2.00		2.00		(1.07)		(1.07)		2.75		(1.82)		182
11.16	(40.12)	4,918	2.00		2.00		(1.07)		(1.07)		2.75		(1.82)		182
13.88	(39.44)	3,662	0.85		0.85		(0.12)		(0.12)		1.60		(0.87)		182
12.68	(34.14)	7	1.00	(d)	1.00	(d)	(0.06	)(d)	(0.06	)(d)	1.75	(d)	(0.81	)(d)	182
12.63	(34.40)	7	1.50	(d)	1.50	(d)	(0.40	)(d)	(0.40	)(d)	2.25	(d)	(1.15	)(d)	182

36.25	17.04	45,070	1.25		1.51		(0.79)		(1.05)		2.17		(1.70)		154
33.77	16.32	26,184	1.87		2.13		(1.40)		(1.67)		2.78		(2.32)		154
33.92	16.32	11,911	1.87		2.13		(1.40)		(1.67)		2.78		(2.32)		154
38.18	17.53	15,686	0.79		1.10		(0.33)		(0.63)		1.74		(1.28)		154

32.78	23.15	47,721	1.60		1.65		(1.25)		(1.30)		2.18		(1.83)		60
30.83	22.40	30,515	2.15		2.20		(1.80)		(1.85)		2.73		(2.37)		60
30.96	22.48	13,294	2.15		2.20		(1.80)		(1.85)		2.73		(2.37)		60
34.28	23.71	19,037	1.15		1.20		(0.80)		(0.85)		1.73		(1.38)		60

28.23	6.69	42,959	1.20		1.65		(0.92)		(1.37)		2.23		(1.95)		146
26.79	6.14	33,060	1.75		2.20		(1.47)		(1.92)		2.78		(2.50)		146
26.89	6.12	13,431	1.75		2.20		(1.47)		(1.92)		2.78		(2.50)		146
29.32	7.20	11,836	0.75		1.20		(0.47)		(0.92)		1.78		(1.50)		146

26.45	(1.08)	44,184	1.65	(d)	1.65	(d)	(1.34	)(d)	(1.34	)(d)	2.02	(d)	(1.71	)(d)	88
25.25	(1.52)	37,430	2.20	(d)	2.20	(d)	(1.89	)(d)	(1.89	)(d)	2.57	(d)	(2.26	)(d)	88
25.34	(1.52)	15,856	2.20	(d)	2.20	(d)	(1.89	)(d)	(1.89	)(d)	2.57	(d)	(2.26	)(d)	88
27.35	(0.73)	10,434	1.20	(d)	1.20	(d)	(0.89	)(d)	(0.89	)(d)	1.57	(d)	(1.26	)(d)	88

26.74	22.89	44,265	1.65		1.65		(1.41)		(1.41)		2.04		(1.80)		81
25.64	22.21	42,327	2.20		2.20		(1.95)		(1.95)		2.59		(2.34)		81
25.73	22.23	16,567	2.20		2.20		(1.95)		(1.95)		2.59		(2.34)		81
27.55	23.49	11,317	1.20		1.20		(0.95)		(0.95)		1.59		(1.34)		81

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions to
		investment operations			shareholders
	Net asset	Net
	value,	investment	Net realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	period	(loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE PERIOD ENDED APRIL 30, (UNAUDITED)*

2009 - A	$18.62	$0.15	$(2.71)	$(2.56)	$(0.28)	$—	$(0.28)
2009 - B	13.16	0.07	(1.93)	(1.86)	(0.14)	—	(0.14)
2009 - C	14.84	0.08	(2.18)	(2.10)	(0.14)	—	(0.14)
2009 - Institutional	22.89	0.22	(3.38)	(3.16)	(0.35)	—	(0.35)
2009 - IR	18.69	0.17	(2.75)	(2.58)	(0.35)	—	(0.35)
2009 - R	18.62	0.13	(2.77)	(2.64)	(0.21)	—	(0.21)

FOR THE FISCAL YEARS ENDED OCTOBER 31,*

2008 - A	89.04	0.14	(14.42)	(14.28)	—	(56.14)	(56.14)
2008 - B	81.13	(0.07)	(11.76)	(11.83)	—	(56.14)	(56.14)
2008 - C	83.58	— (d)	(12.60)	(12.60)	—	(56.14)	(56.14)
2008 - Institutional	95.27	0.42	(16.66)	(16.24)	—	(56.14)	(56.14)
2008 - IR (Commenced November 30, 2007)	81.41	0.21	(6.79)	(6.58)	—	(56.14)	(56.14)
2008 - R (Commenced November 30, 2007)	81.41	0.14	(6.79)	(6.65)	—	(56.14)	(56.14)

2007 - A	92.33	(0.35)	7.42	7.07	(0.21)	(10.15)	(10.36)
2007 - B	85.26	(0.84)	6.86	6.02	—	(10.15)	(10.15)
2007 - C	87.57	(0.84)	7.00	6.16	—	(10.15)	(10.15)
2007 - Institutional	98.14	— (d)	7.98	7.98	(0.70)	(10.15)	(10.85)

2006 - A	80.43	0.35	14.70	15.05	—	(3.15)	(3.15)
2006 - B	74.90	(0.14)	13.65	13.51	—	(3.15)	(3.15)
2006 - C	76.86	(0.14)	14.00	13.86	—	(3.15)	(3.15)
2006 - Institutional	84.91	0.77	15.61	16.38	—	(3.15)	(3.15)

2005 - A	73.15	(0.35)	8.61	8.26	—	(0.98)	(0.98)
2005 - B	68.53	(0.70)	8.05	7.35	—	(0.98)	(0.98)
2005 - C	70.28	(0.77)	8.33	7.56	—	(0.98)	(0.98)
2005 - Institutional	76.79	— (d)	9.10	9.10	—	(0.98)	(0.98)

FOR THE PERIOD ENDED OCTOBER 31,*

2004 - A	68.46	(0.21)	4.90	4.69	—	—	—
2004 - B	64.47	(0.49)	4.55	4.06	—	—	—
2004 - C	66.15	(0.56)	4.69	4.13	—	—	—
2004 - Institutional	71.68	0.07	5.04	5.11	—	—	—

FOR THE FISCAL YEARS ENDED DECEMBER 31,*

2003 - A	49.63	(0.28)	19.11	18.83	—	—	—
2003 - B	46.97	(0.56)	18.06	17.50	—	—	—
2003 - C	48.16	(0.56)	18.55	17.99	—	—	—
2003 - Institutional	51.73	— (c)	19.95	19.95	—	—	—

*	All per share amounts representing data prior to February 9, 2009 have been restated to reflect a 7 for 1 reverse stock split which occurred on that date.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total Return would be reduced if a sale or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

											Ratios assuming no
											expense reductions
					Ratio of		Ratio of		Ratio of				Ratio of
		Net assets,	Ratio of		net expenses		net investment		net income (loss)		Ratio of		net investment
Net asset		end of	net expenses		(not including		income (loss)		(not including		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		fees paid		to average		fees paid		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		indirectly)		net assets		indirectly)		net assets		net assets		rate

$15.78	(13.75)%	$69,137	1.25	%(c)	1.25	%(c)	1.95	%(c)	1.95	%(c)	1.70	%(c)	1.50	%(c)	63%
11.16	(13.80)	29,664	2.00	(c)	2.00	(c)	1.21	(c)	1.21	(c)	2.45	(c)	0.76	(c)	63
12.60	(14.30)	19,472	2.00	(c)	2.00	(c)	1.21	(c)	1.21	(c)	2.45	(c)	0.76	(c)	63
19.38	(13.65)	1,687	0.85	(c)	0.85	(c)	2.37	(c)	2.37	(c)	1.30	(c)	1.92	(c)	63
15.76	(14.04)	6	1.00	(c)	1.00	(c)	2.18	(c)	2.18	(c)	1.45	(c)	1.73	(c)	63
15.77	(14.02)	6	1.50	(c)	1.50	(c)	1.69	(c)	1.69	(c)	1.95	(c)	1.24	(c)	63

18.62	(33.48)	85,992	1.25		1.25		0.71		0.71		1.53		0.43		147
13.16	(34.04)	43,039	2.00		2.00		(0.05)		(0.05)		2.28		(0.33)		147
14.84	(33.89)	26,503	2.00		2.00		(0.05)		(0.05)		2.28		(0.33)		147
22.89	(33.07)	1,599	0.85		0.85		1.05		1.05		1.13		0.77		147
18.69	(27.00)	7	1.00	(c)	1.00	(c)	1.03	(c)	1.03	(c)	1.28	(c)	0.75	(c)	147
18.62	(27.27)	7	1.50	(c)	1.50	(c)	0.60	(c)	0.60	(c)	1.78	(c)	0.32	(c)	147

89.04	8.15	213,172	1.20		1.49		(0.40)		(0.69)		1.58		(0.78)		97
81.13	7.45	117,553	1.82		2.10		(1.03)		(1.31)		2.19		(1.39)		97
83.58	7.41	70,151	1.82		2.10		(1.01)		(1.29)		2.19		(1.39)		97
95.27	8.57	16,005	0.73		1.07		(0.04)		(0.38)		1.14		(0.45)		97

92.33	19.38	264,595	1.59		1.60		0.38		0.37		1.60		0.37		4
85.26	18.73	175,297	2.14		2.15		(0.15)		(0.16)		2.15		(0.16)		4
87.57	18.71	92,123	2.14		2.15		(0.16)		(0.17)		2.15		(0.17)		4
98.14	19.94	25,954	1.14		1.15		0.82		0.82		1.15		0.82		4

80.43	11.35	252,526	1.63		1.64		(0.40)		(0.41)		1.64		(0.41)		4
74.90	10.78	198,305	2.18		2.19		(0.95)		(0.96)		2.19		(0.96)		4
76.86	10.81	107,803	2.18		2.19		(0.95)		(0.96)		2.19		(0.96)		4
84.91	11.91	21,728	1.18		1.19		0.05		0.04		1.19		0.04		4

73.15	6.85	254,300	1.59	(c)	1.59	(c)	(0.38	)(c)	(0.38	)(c)	1.59	(c)	(0.38	)(c)	10
68.53	6.30	208,457	2.14	(c)	2.14	(c)	(0.93	)(c)	(0.93	)(c)	2.14	(c)	(0.93	)(c)	10
70.28	6.24	114,721	2.14	(c)	2.14	(c)	(0.93	)(c)	(0.93	)(c)	2.14	(c)	(0.93	)(c)	10
76.79	7.13	9,587	1.14	(c)	1.14	(c)	0.07	(c)	0.07	(c)	1.14	(c)	0.07	(c)	10

68.46	37.94	250,241	1.60		1.60		(0.46)		(0.46)		1.60		(0.46)		8
64.47	37.26	210,248	2.15		2.15		(1.01)		(1.01)		2.15		(1.01)		8
66.15	37.35	111,311	2.15		2.15		(1.01)		(1.01)		2.15		(1.01)		8
71.68	38.57	10,072	1.15		1.15		(0.01)		(0.01)		1.15		(0.01)		8

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
	Net asset	investment operations				to shareholders
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (loss)(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2009 - A	$19.02	$0.19		$(2.06)	$(1.87)	$(0.38)	$(0.07)	$(0.45)
2009 - B	17.63	0.13		(1.92)	(1.79)	(0.13)	(0.07)	(0.20)
2009 - C	17.50	0.12		(1.90)	(1.78)	(0.20)	(0.07)	(0.27)
2009 - Institutional	19.52	0.23		(2.11)	(1.88)	(0.49)	(0.07)	(0.56)
2009 - Service	18.84	0.18		(2.05)	(1.87)	(0.28)	(0.07)	(0.35)
2009 - IR	18.96	0.20		(2.05)	(1.85)	(0.45)	(0.07)	(0.52)
2009 - R	18.89	0.09		(1.97)	(1.88)	(0.33)	(0.07)	(0.40)

FOR THE PERIOD SEPTEMBER 1, 2008 TO OCTOBER 31, 2008*

2008 - A	24.97	0.04		(5.99)	(5.95)	—	—	—
2008 - B	23.18	0.02		(5.57)	(5.55)	—	—	—
2008 - C	23.01	0.02		(5.53)	(5.51)	—	—	—
2008 - Institutional	25.61	0.06		(6.15)	(6.09)	—	—	—
2008 - Service	24.74	0.04		(5.94)	(5.90)	—	—	—
2008 - IR	24.88	0.05		(5.97)	(5.92)	—	—	—
2008 - R	24.81	0.04		(5.96)	(5.92)	—	—	—

FOR THE FISCAL YEARS ENDED AUGUST 31,

2008 - A	33.30	0.29		(4.86)	(4.57)	(0.34)	(3.42)	(3.76)
2008 - B	31.17	0.08		(4.54)	(4.46)	(0.11)	(3.42)	(3.53)
2008 - C	31.01	0.07		(4.49)	(4.42)	(0.16)	(3.42)	(3.58)
2008 - Institutional	34.07	0.42		(4.98)	(4.56)	(0.48)	(3.42)	(3.90)
2008 - Service	32.98	0.26		(4.80)	(4.54)	(0.28)	(3.42)	(3.70)
2008 - IR (Commenced November 30, 2007)	33.02	0.26		(4.49)	(4.23)	(0.49)	(3.42)	(3.91)
2008 - R (Commenced November 30, 2007)	33.02	0.17		(4.48)	(4.31)	(0.48)	(3.42)	(3.90)

2007 - A	31.79	0.28		2.61	2.89	(0.27)	(1.11)	(1.38)
2007 - B	29.92	0.03		2.45	2.48	(0.12)	(1.11)	(1.23)
2007 - C	29.78	0.02		2.45	2.47	(0.13)	(1.11)	(1.24)
2007 - Institutional	32.48	0.42		2.66	3.08	(0.38)	(1.11)	(1.49)
2007 - Service	31.50	0.24		2.59	2.83	(0.24)	(1.11)	(1.35)

2006 - A	29.13	0.24		2.53	2.77	(0.11)	—	(0.11)
2006 - B	27.52	—	(d)	2.40	2.40	—	—	—
2006 - C	27.39	0.01		2.38	2.39	—	—	—
2006 - Institutional	29.72	0.38		2.56	2.94	(0.18)	—	(0.18)
2006 - Service	28.88	0.21		2.50	2.71	(0.09)	—	(0.09)

2005 - A	25.81	0.26	(e)	3.28	3.54	(0.22)	—	(0.22)
2005 - B	24.39	0.05	(e)	3.09	3.14	(0.01)	—	(0.01)
2005 - C	24.30	0.05	(e)	3.07	3.12	(0.03)	—	(0.03)
2005 - Institutional	26.32	0.36	(e)	3.37	3.73	(0.33)	—	(0.33)
2005 - Service	25.60	0.23	(e)	3.25	3.48	(0.20)	—	(0.20)

2004 - A	22.57	0.11		3.20	3.31	(0.07)	—	(0.07)
2004 - B	21.42	(0.08)		3.05	2.97	—	—	—
2004 - C	21.34	(0.08)		3.04	2.96	—	—	—
2004 - Institutional	23.00	0.21		3.27	3.48	(0.16)	—	(0.16)
2004 - Service	22.40	0.08		3.19	3.27	(0.07)	—	(0.07)

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Amount is less than $0.005 per share.
(e)	Reflects income recognized from a special dividend which amounted to $0.10 per share and 0.03% of average net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

							Ratios assuming no
							expense reductions
					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		net assets		rate

$16.70	(9.94)%	$317,883	0.95	%(c)	2.28	%(c)	1.21	%(c)	2.02	%(c)	56%
15.64	(10.25)	28,669	1.70	(c)	1.66	(c)	1.96	(c)	1.40	(c)	56
15.45	(10.22)	34,997	1.70	(c)	1.54	(c)	1.96	(c)	1.28	(c)	56
17.08	(9.77)	134,658	0.55	(c)	2.70	(c)	0.81	(c)	2.44	(c)	56
16.62	(9.97)	2,484	1.05	(c)	2.18	(c)	1.31	(c)	1.92	(c)	56
16.59	(9.80)	6	0.70	(c)	2.51	(c)	0.96	(c)	2.25	(c)	56
16.61	(9.98)	23	1.20	(c)	1.16	(c)	1.46	(c)	0.90	(c)	56

19.02	(23.83)	384,949	0.95	(c)	1.16	(c)	1.22	(c)	0.89	(c)	27
17.63	(23.94)	47,671	1.70	(c)	0.46	(c)	1.97	(c)	0.19	(c)	27
17.50	(23.95)	42,816	1.70	(c)	0.41	(c)	1.97	(c)	0.14	(c)	27
19.52	(23.78)	177,704	0.55	(c)	1.57	(c)	0.82	(c)	1.30	(c)	27
18.84	(23.85)	2,949	1.05	(c)	1.05	(c)	1.32	(c)	0.78	(c)	27
18.96	(23.79)	6	0.70	(c)	1.48	(c)	0.97	(c)	1.21	(c)	27
18.89	(23.86)	6	1.20	(c)	0.99	(c)	1.47	(c)	0.72	(c)	27

24.97	(15.39)	530,590	0.95		1.03		1.13		0.85		96
23.18	(16.04)	77,406	1.70		0.28		1.88		0.10		96
23.01	(16.01)	58,873	1.70		0.28		1.88		0.10		96
25.61	(15.09)	253,353	0.55		1.40		0.73		1.22		96
24.74	(15.43)	3,908	1.05		0.91		1.23		0.73		96
24.88	(14.61)	9	0.70	(c)	1.30	(c)	0.88	(c)	1.12	(c)	96
24.81	(14.89)	9	1.20	(c)	0.85	(c)	1.38	(c)	0.67	(c)	96

33.30	9.11	863,259	0.95		0.82		1.10		0.67		119
31.17	8.27	154,414	1.70		0.09		1.85		(0.06)		119
31.01	8.27	100,803	1.70		0.07		1.85		(0.08)		119
34.07	9.56	594,020	0.55		1.22		0.70		1.07		119
32.98	9.01	15,884	1.05		0.72		1.20		0.57		119

31.79	9.51	611,999	0.99		0.79		1.15		0.64		129
29.92	8.72	78,110	1.75		0.01		1.90		(0.13)		129
29.78	8.73	36,628	1.75		0.03		1.90		(0.12)		129
32.48	9.97	644,250	0.59		1.22		0.75		1.06		129
31.50	9.39	13,019	1.09		0.70		1.25		0.55		129

29.13	13.75	477,204	1.09		0.93	(e)	1.19		0.83	(e)	142
27.52	12.87	108,595	1.84		0.19	(e)	1.94		0.09	(e)	142
27.39	12.86	38,380	1.84		0.20	(e)	1.94		0.10	(e)	142
29.72	14.16	269,545	0.69		1.23	(e)	0.79		1.13	(e)	142
28.88	13.61	10,328	1.15		0.84	(e)	1.25		0.74	(e)	142

25.81	14.71	398,346	1.13		0.43		1.25		0.31		112
24.39	13.87	115,492	1.88		(0.32)		2.00		(0.44)		112
24.30	13.87	38,656	1.88		(0.32)		2.00		(0.44)		112
26.32	15.18	140,587	0.73		0.83		0.85		0.71		112
25.60	14.60	9,215	1.23		0.33		1.35		0.21		112

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Fund Expenses — Six Month Period Ended April 30, 2009 (Unaudited)
As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Balanced Fund				Structured Large Cap Growth Fund				Structured Large Cap Value Fund				Structured Small Cap Equity Fund				Structured Small Cap Growth Fund				Structured Small Cap Value Fund				Structured U.S. Equity Fund
				Expenses Paid for				Expenses Paid for				Expenses Paid for				Expenses Paid for				Expenses Paid for				Expenses Paid for				Expenses Paid for
	Beginning	Ending		the	Beginning Account	Ending		the	Beginning Account	Ending		the	Beginning Account	Ending		the	Beginning Account	Ending		the	Beginning Account	Ending		the	Beginning Account	Ending		the
	Account Value	Account Value		6 months ended	Value	Account Value		6 months ended	Value	Account Value		6 months ended	Value	Account Value		6 months ended	Value	Account Value		6 months ended	Value	Account Value		6 months ended	Value	Account Value		6 months ended
Share Class	11/01/08	4/30/09		4/30/09*	11/01/08	4/30/09		4/30/09*	11/01/08	4/30/09		4/30/09*	11/01/08	4/30/09		4/30/09*	11/01/08	4/30/09		4/30/09*	11/01/08	4/30/09		4/30/09*	11/01/08	4/30/09		4/30/09*
Class A
Actual	$1,000.00	$967.00		$5.14	$1,000.00	$967.00		$4.64	$1,000.00	$840.80		$4.32	$1,000.00	$900.30		$5.91	$1,000.00	$958.10		$6.08	$1,000.00	$862.50		$5.79	$1,000.00	$900.60		$4.50
Hypothetical 5% return	1,000.00	1,019.57	+	5.27	1,000.00	1,020.08	+	4.76	1,000.00	1,020.10	+	4.74	1,000.00	1,018.58	+	6.27	1,000.00	1,018.58	+	6.27	1,000.00	1,018.58	+	6.28	1,000.00	1,020.06	+	4.78

Class B
Actual	1,000.00	963.70		8.78	1,000.00	962.30		8.28	1,000.00	837.60		7.73	1,000.00	896.60		9.42	1,000.00	954.80		9.71	1,000.00	862.00		9.25	1,000.00	897.50		8.01
Hypothetical 5% return	1,000.00	1,015.85	+	9.01	1,000.00	1,016.36	+	8.51	1,000.00	1,016.38	+	8.48	1,000.00	1,014.86	+	10.01	1,000.00	1,014.86	+	10.01	1,000.00	1,014.86	+	10.01	1,000.00	1,016.35	+	8.51

Class C
Actual	1,000.00	963.80		8.78	1,000.00	962.30		8.28	1,000.00	838.80		7.74	1,000.00	897.10		9.43	1,000.00	955.20		9.72	1,000.00	857.00		9.22	1,000.00	897.80		8.02
Hypothetical 5% return	1,000.00	1,015.85	+	9.02	1,000.00	1,016.35	+	8.51	1,000.00	1,016.38	+	8.49	1,000.00	1,014.86	+	10.01	1,000.00	1,014.86	+	10.01	1,000.00	1,014.86	+	10.01	1,000.00	1,016.34	+	8.52

Institutional
Actual	1,000.00	986.10		3.19	1,000.00	967.90		2.69	1,000.00	842.60		2.50	1,000.00	902.70		4.03	1,000.00	961.10		4.15	1,000.00	863.50		3.95	1,000.00	902.30		2.61
Hypothetical 5% return	1,000.00	1,021.55	+	3.28	1,000.00	1,022.06	+	2.76	1,000.00	1,022.08	+	2.74	1,000.00	1,020.56	+	4.28	1,000.00	1,020.56	+	4.28	1,000.00	1,020.55	+	4.28	1,000.00	1,022.05	+	2.78

Service#
Actual	N/A	N/A		N/A	1,000.00	966.60		5.12	1,000.00	841.00		4.78	1,000.00	900.60		6.38	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	900.30		4.96
Hypothetical 5% return	N/A	N/A		N/A	1,000.00	1,019.58	+	5.26	1,000.00	1,019.60	+	5.25	1,000.00	1,018.08	+	6.78	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,019.57	+	5.28

Class IR
Actual	N/A	N/A		N/A	1,000.00	968.10		3.42	1,000.00	841.80		3.31	1,000.00	901.70		4.85	1,000.00	960.60		4.79	1,000.00	859.60		4.75	1,000.00	902.00		3.35
Hypothetical 5% return	N/A	N/A		N/A	1,000.00	1,021.32	+	3.51	1,000.00	1,021.20	+	3.64	1,000.00	1,019.70	+	5.15	1,000.00	1,019.91	+	4.93	1,000.00	1,019.69	+	5.16	1,000.00	1,021.27	+	3.56

Class R
Actual	N/A	N/A		N/A	1,000.00	965.50		5.85	1,000.00	840.50		5.35	1,000.00	900.10		7.10	1,000.00	957.20		7.42	1,000.00	859.80		6.96	1,000.00	900.20		5.62
Hypothetical 5% return	N/A	N/A		N/A	1,000.00	1,018.84	+	6.01	1,000.00	1,018.98	+	5.87	1,000.00	1,017.32	+	7.54	1,000.00	1,017.21	+	7.65	1,000.00	1,017.31	+	7.54	1,000.00	1,018.88	+	5.97

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2009. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service#	Class IR	Class R

Balanced	1.05%	1.80%	1.80%	0.65%	N/A	N/A	N/A
Structured Large Cap Growth	0.95	1.70	1.70	0.55	1.05%	0.70%	1.20%
Structured Large Cap Value	0.95	1.70	1.70	0.55	1.05	0.70	1.20
Structured Small Cap Equity	1.25	2.00	2.00	0.85	1.35	1.00	1.50
Structured Small Cap Growth	1.25	2.00	2.00	0.85	N/A	1.00	1.50
Structured Small Cap Value	1.25	2.00	2.00	0.85	N/A	1.00	1.50
Structured U.S. Equity	0.95	1.70	1.70	0.55	1.05	0.70	1.20

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

#	As of March 13, 2009, the Service Shares of the Balanced, Structured Small Cap Growth and Structured Small Cap Value Funds were liquidated.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $712.6 billion in assets under management as of March 30, 2009 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1]
Fixed Income
■ Enhanced Income Fund
■ Ultra-Short Duration
Government Fund
■ Short Duration Government Fund
■ Short Duration Tax-Free Fund
■ Municipal Income Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
■ U.S. Mortgages Fund
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Investment Grade Credit Fund
■ Global Income Fund
■ High Yield Municipal Fund
■ High Yield Fund
■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund

Domestic Equity
■ Balanced Fund
■ Growth and Income Fund
■ Structured Large Cap Value Fund
■ Large Cap Value Fund
■ Structured U.S. Equity Fund
■ Structured Large Cap Growth Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Mid Cap Value Fund
■ Growth Opportunities Fund
■ Small/Mid Cap Growth Fund
■ Structured Small Cap Equity Fund
■ Structured Small Cap Value Fund
■ Structured Small Cap Growth Fund
■ Small Cap Value Fund

Fund of Funds[2]■ Asset Allocation Portfolios
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Enhanced Dividend Global
Equity Portfolio
■ Tax-Advantaged Global
Equity Portfolio

Retirement Strategies[2]
International Equity
■ Structured International Equity Fund
■ Structured International Equity
Flex Fund
■ Strategic International Equity Fund
■ Concentrated International
Equity Fund
■ Structured International
Small Cap Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Structured Emerging Markets
Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Specialty[2]■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and Premium Fund
■ Structured Tax-Managed Equity Fund
■ Structured International
Tax-Managed Equity Fund
■ Real Estate Securities Fund
■ International Real Estate
Securities Fund
■ Commodity Strategy Fund
■ Absolute Return Tracker Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Individual Funds within the Fund of Funds, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Fund of Funds, Retirement Strategies or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005

A prospectus for the Fund containing more complete information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550). Please consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Fund.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are unaudited, and may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2009 Goldman, Sachs & Co.  All rights reserved. 23653.MF.TMPL STDOMSAR / 75.1K / 05-09

ITEM 2.	CODE OF ETHICS.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	July 1, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	July 1, 2009